UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08961
TIAA-CREF Life Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Rachael M. Zufall, Esq.
TIAA-CREF Life Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2024

Nuveen Life Balanced Fund
TLBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$11	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Balanced Fund returned 10.38% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the Balanced Fund Composite Index, which returned 10.16%.

•  The Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; 10.0% MSCI EAFE® Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Life Core Bond Fund.

»   A position in the Nuveen Life Core Equity Fund.

»   Holding the Nuveen Life Small Cap Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Life Growth Equity Fund.

»   Holding the Nuveen Life International Equity Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Balanced Fund at NAV	10.38%	5.96%	6.26%

Russell 3000® Index	23.81%	13.86%	12.55%

Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Balanced Fund Composite Index	10.16%	6.01%	6.38%

Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$64,351,166

Total number of portfolio holdings	8

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 66,971

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Balanced Fund to Nuveen Life Balanced Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V864_AR_1224 4140000-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Core Bond Fund
TLBDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$35	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Core Bond Fund returned 2.71% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 1.25%.

•  Top contributors to relative performance

»   Overweight to corporate bonds, including a small out‑of‑benchmark allocation to high yield corporate bonds, an out‑of‑benchmark allocation to non‑agency mortgage-backed securities (MBS) and a corresponding underweight to U.S. Treasuries.

»   Overweight exposures to emerging markets debt, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

»   Security selection, especially within CMBS, ABS, MBS and corporate bonds.

•  Top detractors from relative performance

»   Yield curve positioning due to an underweight position in the two‑year segment of the yield curve.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Core Bond Fund at NAV	2.71%	0.23%	1.88%

Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$201,244,788

Total number of portfolio holdings	1,011

Portfolio turnover (%)	79%

Total management fees paid for the year	$ 602,414

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Core Bond Fund to Nuveen Life Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V880_AR_1224 4140011-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Core Equity Fund
TLGWX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$58	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Core Equity Fund returned 28.83% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund outperformed the S&P 500 Index, which returned 25.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to NVIDIA Corporation, Broadcom Inc. and Arista Networks, Inc.

»   Security selection and an underweight allocation in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to PepsiCo, Inc.

»   Security selection and an underweight allocation in the real estate sector, led by a lack of exposure to Prologis, Inc. and an overweight to Simon Property Group, Inc.

•  Top detractors from relative performance

»   An overweight position and security selection in the health care sector, including overweights to Merck & Co., Inc., Bristol-Myers Squibb Company and Cigna Group.

»   An underweight to Tesla, Inc.

»   An overweight to Valero Energy Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Core Equity Fund at NAV	28.83%	14.96%	12.91%

S&P 500® Index	25.02%	14.53%	13.10%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$216,629,500

Total number of portfolio holdings	53

Portfolio turnover (%)	43%

Total management fees paid for the year	$936,018

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Growth & Income Fund to Nuveen Life Core Equity Fund.

•
Investment objective change: Effective March 1, 2024, the Fund’s investment objective is to seek a favorable long-term total return, mainly through capital appreciation, primarily from equity securities. The Fund’s previous investment objective was to seek a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V302_AR_1224 4140023-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Growth Equity Fund
TLGQX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$59	0.52%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Growth Equity Fund returned 28.26% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 33.36%.

•  Top contributors to relative performance

»   An overweight to Broadcom Inc.

»   A lack of exposure to Adobe Inc.

»   An overweight to Amazon.com, Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and an out‑of‑benchmark position in Roper Technologies, Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and overweights to Align Technology, Inc. and DexCom, Inc.

»   An underweight to Tesla, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Growth Equity Fund at NAV	28.26%	16.07%	14.92%

Russell 1000® Index	24.51%	14.28%	12.87%

Russell 1000® Growth Index	33.36%	18.96%	16.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$188,328,871

Total number of portfolio holdings	55

Portfolio turnover (%)	33%

Total management fees paid for the year	$ 789,306

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Growth Equity Fund to Nuveen Life Growth Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V104_AR_1224 4140030-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life International Equity Fund
TLINX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$61	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life International Equity Fund returned 3.64% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the MSCI EAFE Index (Net), which returned 3.82%.

•  Top contributors to relative performance

»   Security selection in the materials sector, led by overweights to CRH public limited company, Heidelberg Materials AG and Smurfit WestRock plc.

»   Security selection in the industrials sector, led by overweights to Hitachi Ltd. and DSV A/S.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Kering, Oriental Land Co., Ltd. and Moncler S.p.A.

»   Security selection in the financials sector, including out‑of‑benchmark positions in Itau Unibanco Holding S.A. and Grupo Financiero Banorte, S.A.B. de C.V. and a lack of exposure to HSBC Holdings Plc.

»   An out‑of‑benchmark position in Samsung Electronics Co., Ltd.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life International Equity Fund at NAV	3.64%	5.14%	4.87%

MSCI EAFE® Index (Net)	3.82%	4.73%	5.20%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$145,321,638

Total number of portfolio holdings	65

Portfolio turnover (%)	9%

Total management fees paid for the year	$734,995

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life International Equity Fund to Nuveen Life International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V203_AR_1224 4140038-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Large Cap Responsible Equity Fund
TLCHX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$24	0.22%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Large Cap Responsible Equity Fund returned 18.02% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 25.02%.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by overweights to Targa Resources Corp. and Baker Hughes Company and a lack of exposure to ExxonMobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by overweights to American Express Company, Goldman Sachs Group, Inc. and Progressive Corporation.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to Broadcom Inc. and Apple Inc. and an overweight to Intel Corporation.

»   Security selection and an underweight allocation in the communication services sector, including a lack of exposure to Meta Platforms, Inc. and Alphabet Inc. and an overweight to Comcast Corporation.

»   Security selection and an underweight allocation in the consumer discretionary sector, including a lack of exposure to Amazon.com, Inc. and an overweight to lululemon athletica inc.

»   Security selection in the consumer staples sector, including a lack of exposure to Walmart Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Large Cap Responsible Equity Fund at NAV	18.02%	12.56%	11.58%

S&P 500® Index*	25.02%	14.53%	13.10%

Russell 3000® Index	23.81%	13.86%	12.55%
* Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$97,147,231

Total number of portfolio holdings	136

Portfolio turnover (%)	53%

Total management fees paid for the year	$ 143,575

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Social Choice Equity Fund to Nuveen Life Large Cap Responsible Equity Fund.

•
Investment objective change: Effective March 1, 2024, the Fund’s investment objective is to seek a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria. The Fund’s previous investment object was to seek a favorable long-term total return that reflected the investment performance of the overall U.S. stock market while giving special consideration to certain ESG criteria.

•	Investment policy change: Effective May 1, 2024, the Fund’s investment policy changed.

•
Portfolio manager update: Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA has been added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V500_AR_1224 4140042-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Large Cap Value Fund
TLLVX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$56	0.52%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Large Cap Value Fund returned 14.78% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 14.37%.

•  Top contributors to relative performance

»   An overweight position and security selection in the financials sector, led by overweights to American Express Company, Goldman Sachs Group, Inc. and Wells Fargo & Company.

»   Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to Hilton Worldwide Holdings Inc. and Booking Holdings Inc.

»   An out‑of‑benchmark position in Broadcom Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and lack of exposure to GE Aerospace and GE Vernova Inc.

»   Security selection in the materials sector, including overweights to Celanese Corporation and Crown Holdings, Inc.

»   Security selection in the energy sector, including overweights to ConocoPhilips and Valero Energy Corporation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Large Cap Value Fund at NAV	14.78%	9.97%	8.45%

Russell 1000® Index	24.51%	14.28%	12.87%

Russell 1000® Value Index	14.37%	8.68%	8.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$81,308,457

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$378,238

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Large‑Cap Value Fund to Nuveen Life Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V609_AR_1224 4140051-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Money Market Fund
TLMXX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$15	0.15%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2024)

Fund net assets	$132,601,495

Total number of portfolio holdings	63

Portfolio turnover (%)	0%

Total management fees paid for the year	$133,457

What did the Fund invest in? (as of December 31, 2024)

1	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Money Market Fund to Nuveen Life Money Market Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

2	continued>>

87244V872_AR_1224 4140053-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Real Estate Securities Select Fund
TLRSX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$58	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Real Estate Securities Select Fund returned 4.78% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the FTSE Nareit All Equity REITs Index, which returned 4.92%.

•  Top contributors to relative performance

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An overweight to Simon Property Group, Inc.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc. and Lineage, Inc.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Equity LifeStyle Properties, Inc. and Sun Communities, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Real Estate Securities Select Fund at NAV	4.78%	3.43%	6.14%

S&P 500® Index	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	4.92%	3.29%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$64,711,008

Total number of portfolio holdings	43

Portfolio turnover (%)	30%

Total management fees paid for the year	$333,598

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Real Estate Securities Fund to Nuveen Life Real Estate Securities Select Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V807_AR_1224 4140059-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Small Cap Equity Fund
TLEQX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$57	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Small Cap Equity Fund returned 16.01% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly outperformed the Russell 2000 Index, which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc., Hims & Hers Health, Inc. and Insmed Incorporated.

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co., Sweetgreen, Inc. and Modine Manufacturing Company.

»   An overweight to Super Micro Computer, Inc.

»   Security selection in the consumer staples sector, led by an overweight in Primo Brands Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Lumen Technologies, Inc.

»   Security selection and an underweight allocation in the information technology sector, including a lack of exposure to MicroStrategy Incorporated and IONQ, Inc. and an overweight to Freshworks Inc.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Small Cap Equity Fund at NAV	16.01%	10.32%	9.36%

Russell 3000® Index	23.81%	13.86%	12.55%

Russell 2000® Index	11.54%	7.40%	7.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$70,146,538

Total number of portfolio holdings	386

Portfolio turnover (%)	83%

Total management fees paid for the year	$ 312,534

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Small‑Cap Equity Fund to Nuveen Life Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V708_AR_1224 4140065-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Life Stock Index Fund
TLSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$10	0.09%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Stock Index Fund’s total return at net asset value (NAV) was 23.67% for the 12 months ended December 31, 2024. The Fund’s index, the Russell 3000 Index, returned 23.81%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Stock Index Fund at NAV	23.67%	13.81%	12.48%

Russell 3000® Index	23.81%	13.86%	12.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$874,293,604

Total number of portfolio holdings	2,670

Portfolio turnover (%)	1%

Total management fees paid for the year	$ 502,988

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Stock Index Fund to Nuveen Life Stock Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio manager update: Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA has been added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V401_AR_1224 4140072-0226

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-842-2252.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2023 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2023 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2023 Form N-CSR.

(a)	Audit Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $291,025 and $331,615, respectively.

(b)	Audit Related Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

(c)	Tax Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for tax services billed to the Registrant were $9 and $20, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

(d)	All Other Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $6,762, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

(f)   The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

(g)	Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2024 and December 31, 2023, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $293,312 and $210,180, respectively.

(h)   The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

(i)   Not applicable.

(j)   Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Life Funds and Shareholders of Nuveen Life Balanced Fund, Nuveen Life Core Bond Fund,
Nuveen Life Core Equity Fund, Nuveen Life Growth Equity Fund, Nuveen Life International Equity Fund, Nuveen Life Large Cap
Responsible Equity Fund, Nuveen Life Large Cap Value Fund, Nuveen Life Money Market Fund, Nuveen Life Real Estate Securities
Select Fund, Nuveen Life Small Cap Equity Fund and Nuveen Life Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Life
Balanced Fund, Nuveen Life Core Bond Fund, Nuveen Life Core Equity Fund, Nuveen Life Growth Equity Fund, Nuveen Life International
Equity Fund, Nuveen Life Large Cap Responsible Equity Fund, Nuveen Life Large Cap Value Fund, Nuveen Life Money Market Fund,
Nuveen Life Real Estate Securities Select Fund, Nuveen Life Small Cap Equity Fund and Nuveen Life Stock Index Fund (constituting
TIAA-CREF Life Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments December 31, 2024
Balanced

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—50.1%
3,563,235
Nuveen Life Core Bond Fund $ 32,247,276
TOTAL FIXED INCOME 32,247,276
INTERNATIONAL EQUITY—10.0%
684,430
Nuveen Life International Equity Fund 6,413,110
TOTAL INTERNATIONAL EQUITY 6,413,110
U.S. EQUITY—39.8%
285,782
Nuveen Life Core Equity Fund 6,404,378
274,526 (b)
Nuveen Life Growth Equity Fund 6,283,903
270,126
Nuveen Life Large Cap Value Fund 5,256,645
92,145
Nuveen Life Real Estate Securities Select Fund 1,283,581
81,322
Nuveen Life Small Cap Equity Fund 1,261,309
109,117
Nuveen Life Stock Index Fund 5,140,484
TOTAL U.S. EQUITY 25,630,300
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $53,292,411) 64,290,686
TOTAL INVESTMENTS—99.9%
(Cost $53,292,411) 64,290,686
OTHER ASSETS & LIABILITIES, NET—0.1% 60,480
NET ASSETS—100.0% $ 64,351,166
(a) The Fund invests its assets in the affiliated Nuveen Life Funds.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Core Bond
Portfolio of Investments December 31, 2024

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
BANK LOAN OBLIGATIONS - 1.8%
CAPITAL GOODS - 0.1%
$ 95,161 (a) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 6 .959% 08/27/28 $ 95,738
94,115 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .079 03/22/30 94,512
TOTAL CAPITAL GOODS 190,250
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
17,759 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .107 01/31/31 17,768
69,692 (a) Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%) 6 .588 01/18/29 69,822
36,259 (a) EAB Global, Inc., Term Loan, (TSFR1M + 3.250%) 7 .607 08/16/28 36,445
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 124,035
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
144,638 (a) Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .273 10/16/31 146,197
61,796 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 62,278
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 208,475
CONSUMER SERVICES - 0.1%
37,027 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .107 09/20/30 36,897
230,890 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .829 11/30/29 228,821
TOTAL CONSUMER SERVICES 265,718
ENERGY - 0.0%
19,596 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 3.000%) 7 .512 10/05/28 19,742
TOTAL ENERGY 19,742
FINANCIAL SERVICES - 0.0%
39,389 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .107 06/24/31 39,382
TOTAL FINANCIAL SERVICES 39,382
FOOD, BEVERAGE & TOBACCO - 0.0%
56,806 (a) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .840 03/31/28 57,325
TOTAL FOOD, BEVERAGE & TOBACCO 57,325
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
88,755 (a) Global Medical Response, Inc., PIK Term Loan, (TSFR1M + 5.500%) 9 .856 10/31/28 89,171
37,724 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .979 01/08/29 37,940
84,118 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .607 10/23/28 84,510
83,124 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 3.000%) 7 .357 11/15/28 83,799
510,328 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .089 12/19/30 514,916
TOTAL HEALTH CARE EQUIPMENT & SERVICES 810,336
INSURANCE - 0.4%
99,750 (a) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%) 7 .106 09/19/31 100,130
431,860 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7 .357 06/13/31 433,842
99,500 (a) HUB International Limited, First Lien Term Loan B, (TSFR3M + 2.750%) 7 .367 06/20/30 100,228
99,741 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .607 09/15/31 100,240
137,674 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR3M + 3.000%) 7 .585 07/31/31 138,674
37,735 (a) USI, Inc., Term Loan (2030), (TSFR3M + 2.250%) 5 .831 09/27/30 37,725
TOTAL INSURANCE 910,839
MATERIALS - 0.1%
45,410 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 7 .532 04/13/29 45,552
47,011 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.250%) 6 .835 06/12/31 47,279
90,000 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 8 .607 10/07/31 91,013
14,695 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .721 03/03/28 14,703
TOTAL MATERIALS 198,547
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
50,416 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .357 01/31/30 50,668
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 50,668
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
125,000 (a) Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%) 7 .516 09/12/31 125,606
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 125,606
SOFTWARE & SERVICES - 0.2%
34,519 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.750%) 8 .335 07/30/31 34,847
37,913 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%) 7 .107 05/30/31 38,230
149,748 (a),(b) Mitchell International, Inc., First Lien Term Loan, (TBD) TBD TBD 150,014
14,515 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .847 05/15/28 15,066

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 80,373 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .347% 05/15/28 $ 46,851
57,037 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .617 02/10/31 57,511
TOTAL SOFTWARE & SERVICES 342,519
TRANSPORTATION - 0.1%
76,919 (a) Air Canada, Term Loan B, (TSFR3M + 2.000%) 6 .337 03/21/31 77,375
45,994 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .367 10/20/27 46,878
TOTAL TRANSPORTATION 124,253
UTILITIES - 0.1%
162,885 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .023 05/17/30 163,824
TOTAL UTILITIES 163,824
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,591,333) 3,631,519
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 33 .6%
AUTOMOBILES & COMPONENTS - 1.0%
70,000 (c) Clarios Global LP 6 .750 05/15/28 71,280
5,000 Dana, Inc 5 .375 11/15/27 4,928
25,000 Dana, Inc 4 .250 09/01/30 23,267
200,000 Ford Motor Credit Co LLC 6 .950 03/06/26 203,514
200,000 Ford Motor Credit Co LLC 7 .350 03/06/30 211,788
62,000 General Motors Co 6 .125 10/01/25 62,477
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 346,565
50,000 General Motors Financial Co, Inc 6 .050 10/10/25 50,428
150,000 General Motors Financial Co, Inc 4 .900 10/06/29 147,756
75,000 General Motors Financial Co, Inc 5 .850 04/06/30 76,600
50,000 General Motors Financial Co, Inc 5 .750 02/08/31 50,658
300,000 General Motors Financial Co, Inc 5 .600 06/18/31 301,501
100,000 (d) Goodyear Tire & Rubber Co 5 .250 04/30/31 89,206
200,000 (c) Hyundai Capital Services, Inc 2 .125 04/24/25 198,158
100,000 (d) Toyota Motor Credit Corp 4 .550 08/08/29 98,777
150,000 (c) ZF North America Capital, Inc 6 .875 04/14/28 149,577
TOTAL AUTOMOBILES & COMPONENTS 2,086,480
BANKS - 7.3%
200,000 (c),(e) Banco del Estado de Chile 7 .950 N/A 205,432
200,000 (c) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 199,000
200,000 Banco Santander S.A. 6 .350 03/14/34 202,770
200,000 (e) Banco Santander S.A. 9 .625 N/A 230,527
200,000 Bancolombia S.A. 8 .625 12/24/34 209,397
200,000 (c),(d) Bangkok Bank PCL 3 .466 09/23/36 170,829
200,000 (c) Bank Hapoalim BM 3 .255 01/21/32 188,114
200,000 (c) Bank Leumi Le-Israel BM 3 .275 01/29/31 192,500
1,000,000 Bank of America Corp 2 .592 04/29/31 880,966
700,000 Bank of America Corp 5 .288 04/25/34 694,119
175,000 Bank of America Corp 5 .468 01/23/35 175,191
300,000 Bank of America Corp 5 .518 10/25/35 293,316
350,000 Bank of America Corp 2 .676 06/19/41 242,981
400,000 (e) Bank of America Corp 6 .100 N/A 398,935
55,000 Bank of Montreal 3 .803 12/15/32 52,603
200,000 Barclays plc 3 .330 11/24/42 144,758
200,000 (d),(e) Barclays plc 9 .625 N/A 220,074
300,000 (c) BNP Paribas S.A. 1 .904 09/30/28 274,985
200,000 (c),(e) BNP Paribas S.A. 8 .500 N/A 208,402
200,000 (c),(e) BNP Paribas S.A. 7 .750 N/A 204,455
350,000 CitiBank NA 5 .570 04/30/34 354,095
150,000 Citigroup, Inc 3 .200 10/21/26 145,874
125,000 Citigroup, Inc 4 .300 11/20/26 123,869
80,000 Citigroup, Inc 4 .125 07/25/28 77,779
100,000 Citigroup, Inc 4 .542 09/19/30 97,170
140,000 Citigroup, Inc 2 .572 06/03/31 122,019
425,000 Citigroup, Inc 6 .270 11/17/33 445,656
175,000 (e) Citigroup, Inc 7 .625 N/A 182,321

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.3% (continued)
$ 100,000 (e) Citigroup, Inc 4 .000 % N/A $ 97,362
325,000 (c) Cooperatieve Rabobank UA 1 .339 06/24/26 319,441
200,000 (c),(e) Credit Agricole S.A. 6 .700 N/A 191,905
200,000 (c),(e) Credit Agricole S.A. 8 .125 N/A 204,030
150,000 Deutsche Bank AG. 5 .371 09/09/27 152,203
150,000 Deutsche Bank AG. 6 .819 11/20/29 156,964
125,000 Deutsche Bank AG. 4 .999 09/11/30 122,184
200,000 HSBC Holdings plc 4 .292 09/12/26 199,101
50,000 HSBC Holdings plc 2 .013 09/22/28 46,099
225,000 HSBC Holdings plc 7 .390 11/03/28 238,468
200,000 HSBC Holdings plc 5 .874 11/18/35 195,245
200,000 (e) HSBC Holdings plc 6 .875 N/A 199,086
200,000 (d),(e) HSBC Holdings plc 6 .950 N/A 200,318
200,000 (e) HSBC Holdings plc 8 .000 N/A 209,812
200,000 (e) ING Groep NV 6 .500 N/A 199,997
125,000 JPMorgan Chase & Co 4 .323 04/26/28 123,505
400,000 JPMorgan Chase & Co 5 .581 04/22/30 407,899
275,000 JPMorgan Chase & Co 3 .702 05/06/30 260,412
75,000 JPMorgan Chase & Co 1 .953 02/04/32 62,165
125,000 JPMorgan Chase & Co 4 .912 07/25/33 122,215
650,000 JPMorgan Chase & Co 5 .350 06/01/34 649,547
100,000 JPMorgan Chase & Co 6 .254 10/23/34 105,689
300,000 JPMorgan Chase & Co 5 .766 04/22/35 306,873
175,000 JPMorgan Chase & Co 4 .946 10/22/35 168,616
50,000 JPMorgan Chase & Co 2 .525 11/19/41 33,780
250,000 JPMorgan Chase & Co 3 .157 04/22/42 183,565
175,000 (e) JPMorgan Chase & Co 6 .875 N/A 182,742
160,000 (e) JPMorgan Chase & Co 3 .650 N/A 155,214
200,000 (e) Lloyds Banking Group plc 7 .500 N/A 201,573
250,000 (e) M&T Bank Corp 3 .500 N/A 237,271
250,000 (c) NBK SPC Ltd 1 .625 09/15/27 234,857
125,000 (e) PNC Financial Services Group, Inc 6 .200 N/A 125,539
200,000 (e) Truist Financial Corp 4 .950 N/A 198,227
100,000 US Bancorp 4 .839 02/01/34 95,723
375,000 Wells Fargo & Co 2 .393 06/02/28 353,186
100,000 Wells Fargo & Co 6 .303 10/23/29 104,068
250,000 Wells Fargo & Co 5 .211 12/03/35 243,242
250,000 (e) Wells Fargo & Co 3 .900 N/A 242,905
125,000 (d),(e) Wells Fargo & Co 7 .625 N/A 132,640
TOTAL BANKS 14,601,805
CAPITAL GOODS - 1.2%
25,000 (c) Beacon Roofing Supply, Inc 6 .500 08/01/30 25,364
450,000 Boeing Co 2 .196 02/04/26 436,406
75,000 Boeing Co 5 .705 05/01/40 71,353
300,000 Boeing Co 5 .805 05/01/50 279,046
50,000 (c) Chart Industries, Inc 7 .500 01/01/30 51,984
62,000 (c) H&E Equipment Services, Inc 3 .875 12/15/28 56,664
200,000 Honeywell International, Inc 5 .250 03/01/54 187,296
150,000 L3Harris Technologies, Inc 5 .400 07/31/33 149,732
50,000 Lockheed Martin Corp 1 .850 06/15/30 42,857
100,000 Lockheed Martin Corp 5 .200 02/15/64 92,750
175,000 Northrop Grumman Corp 3 .250 01/15/28 167,285
175,000 Raytheon Technologies Corp 4 .125 11/16/28 170,331
50,000 Raytheon Technologies Corp 2 .250 07/01/30 43,487
150,000 Raytheon Technologies Corp 6 .000 03/15/31 157,355
200,000 (c) Sisecam UK plc 8 .625 05/02/32 198,675
200,000 (c) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 206,298
80,000 (c) TransDigm, Inc 6 .875 12/15/30 81,190
15,000 (c) WESCO Distribution, Inc 7 .250 06/15/28 15,252

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2% (continued)
$ 55,000 (c) Windsor Holdings III LLC 8 .500% 06/15/30 $ 57,872
TOTAL CAPITAL GOODS 2,491,197
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (c) ADT Corp 4 .875 07/15/32 36,712
15,000 (c) ASGN, Inc 4 .625 05/15/28 14,247
65,000 (c) GFL Environmental, Inc 5 .125 12/15/26 64,650
200,000 (c) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 209,672
50,000 (c) Prime Security Services Borrower LLC 5 .750 04/15/26 49,972
26,000 (c) Prime Security Services Borrower LLC 3 .375 08/31/27 24,317
70,000 (c) Prime Security Services Borrower LLC 6 .250 01/15/28 69,615
75,000 Verisk Analytics, Inc 3 .625 05/15/50 52,342
100,000 Waste Management, Inc 2 .500 11/15/50 58,124
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 579,651
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
25,000 (c) Asbury Automotive Group, Inc 4 .625 11/15/29 23,267
50,000 (c) Asbury Automotive Group, Inc 5 .000 02/15/32 45,611
150,000 Home Depot, Inc 4 .950 06/25/34 147,974
32,000 Kohl's Corp 4 .625 05/01/31 25,603
80,000 (c) LCM Investments Holdings II LLC 4 .875 05/01/29 74,700
40,000 (c) LCM Investments Holdings II LLC 8 .250 08/01/31 41,495
45,000 (c) Lithia Motors, Inc 4 .625 12/15/27 43,540
175,000 Lowe's Cos, Inc 4 .250 04/01/52 136,576
50,000 (c) Macy's Retail Holdings LLC 6 .125 03/15/32 46,939
38,000 (c) Magic Mergeco, Inc 5 .250 05/01/28 28,690
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 121,292
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 205,037
200,000 (c) Prosus NV 4 .193 01/19/32 178,203
15,000 (c) Wand NewCo 3, Inc 7 .625 01/30/32 15,407
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,134,334
CONSUMER DURABLES & APPAREL - 0.1%
50,000 Newell Brands, Inc 6 .375 09/15/27 50,173
100,000 Tapestry, Inc 5 .100 03/11/30 98,898
TOTAL CONSUMER DURABLES & APPAREL 149,071
CONSUMER SERVICES - 0.2%
150,000 (c) Churchill Downs, Inc 6 .750 05/01/31 151,622
6,000 (c) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 5,999
74,000 (c) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 64,282
20,000 (c) International Game Technology plc 4 .125 04/15/26 19,664
60,000 (c) International Game Technology plc 6 .250 01/15/27 60,379
20,000 (c) Light & Wonder International, Inc 7 .500 09/01/31 20,593
25,000 (c) Marriott Ownership Resorts, Inc 4 .500 06/15/29 23,336
50,000 (c) NCL Corp Ltd 5 .875 03/15/26 49,932
TOTAL CONSUMER SERVICES 395,807
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
70,000 (c) Albertsons Cos, Inc 6 .500 02/15/28 70,921
75,000 Kroger Co 5 .000 09/15/34 72,638
100,000 Kroger Co 5 .500 09/15/54 94,187
50,000 SYSCO Corp 6 .000 01/17/34 52,411
100,000 SYSCO Corp 3 .150 12/14/51 64,440
100,000 Target Corp 4 .500 09/15/34 95,057
100,000 Walmart, Inc 1 .050 09/17/26 94,602
200,000 Walmart, Inc 1 .800 09/22/31 166,938
175,000 Walmart, Inc 4 .500 04/15/53 152,266
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 863,460
ENERGY - 3.6%
100,000 (c) Antero Midstream Partners LP 6 .625 02/01/32 100,728
19,000 (c) Archrock Partners LP 6 .250 04/01/28 18,899
200,000 BP Capital Markets America, Inc 5 .227 11/17/34 196,977
100,000 Cenovus Energy, Inc 2 .650 01/15/32 83,182
150,000 Cheniere Energy Partners LP 4 .500 10/01/29 145,227
150,000 Cheniere Energy Partners LP 3 .250 01/31/32 130,067
150,000 (c) Cheniere Energy Partners LP 5 .750 08/15/34 150,996

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.6% (continued)
$ 35,000 (c) Civitas Resources, Inc 8 .375% 07/01/28 $ 36,350
30,000 (c) Civitas Resources, Inc 8 .625 11/01/30 31,417
40,000 (c) Civitas Resources, Inc 8 .750 07/01/31 41,701
65,000 (c) CNX Resources Corp 7 .250 03/01/32 66,094
35,000 (c) DT Midstream, Inc 4 .125 06/15/29 32,686
30,000 (c) DT Midstream, Inc 4 .375 06/15/31 27,373
45,000 Ecopetrol S.A. 6 .875 04/29/30 43,916
200,000 Ecopetrol S.A. 4 .625 11/02/31 165,847
250,000 Enbridge, Inc 5 .700 03/08/33 252,597
150,000 Enbridge, Inc 8 .500 01/15/84 166,598
33,000 (c) Energean Israel Finance Ltd 4 .875 03/30/26 32,267
100,000 Energy Transfer LP 6 .550 12/01/33 106,452
50,000 Energy Transfer LP 5 .550 05/15/34 49,744
25,000 Energy Transfer LP 5 .400 10/01/47 22,461
100,000 Energy Transfer LP 6 .250 04/15/49 100,084
125,000 Energy Transfer LP 5 .000 05/15/50 106,044
250,000 Energy Transfer LP 5 .950 05/15/54 241,687
100,000 Energy Transfer Operating LP 5 .500 06/01/27 101,284
6,000 (c) EnLink Midstream LLC 5 .625 01/15/28 6,060
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 80,227
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 78,657
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 64,951
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 16,434
93,000 (c) EQM Midstream Partners LP 4 .500 01/15/29 88,531
35,000 (c) EQM Midstream Partners LP 6 .375 04/01/29 35,118
25,000 (c) EQT Corp 3 .125 05/15/26 24,328
200,000 (c) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 162,819
18,000 Genesis Energy LP 8 .000 01/15/27 18,313
50,000 Genesis Energy LP 8 .250 01/15/29 50,494
10,000 (c) Hilcorp Energy I LP 5 .750 02/01/29 9,540
25,000 (c) Hilcorp Energy I LP 6 .000 04/15/30 23,495
9,000 (c) Hilcorp Energy I LP 6 .000 02/01/31 8,322
100,000 (c) Hilcorp Energy I LP 8 .375 11/01/33 102,079
100,000 (c) Kinetik Holdings LP 6 .625 12/15/28 102,301
40,000 (c) Kodiak Gas Services LLC 7 .250 02/15/29 40,802
75,000 Marathon Petroleum Corp 3 .800 04/01/28 72,362
100,000 Marathon Petroleum Corp 5 .000 09/15/54 82,275
400,000 (c) Matador Resources Co 6 .250 04/15/33 387,649
125,000 MPLX LP 4 .700 04/15/48 102,424
33,000 Occidental Petroleum Corp 5 .500 12/01/25 33,092
200,000 (c) Oleoducto Central S.A. 4 .000 07/14/27 189,107
100,000 ONEOK, Inc 4 .500 03/15/50 78,470
67,000 (c) Parkland Corp 4 .500 10/01/29 62,142
200,000 (c) Pertamina Persero PT 1 .400 02/09/26 191,348
200,000 Petrobras Global Finance BV 6 .000 01/13/35 184,273
100,000 Petroleos Mexicanos 5 .950 01/28/31 84,449
67,000 Petroleos Mexicanos 6 .700 02/16/32 58,287
200,000 (c) Petronas Energy Canada Ltd 2 .112 03/23/28 182,416
200,000 Phillips 66 2 .150 12/15/30 169,652
100,000 Phillips 66 3 .300 03/15/52 64,319
200,000 (c) Qatar Petroleum 2 .250 07/12/31 168,407
200,000 (c) Raizen Fuels Finance S.A. 5 .700 01/17/35 185,150
175,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 176,663
200,000 (c) Saudi Arabian Oil Co 2 .250 11/24/30 170,488
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 122,246
23,000 Sunoco LP 4 .500 05/15/29 21,605
25,000 Targa Resources Partners LP 6 .500 07/15/27 25,180
150,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 98,266
50,000 TotalEnergies Capital S.A. 5 .488 04/05/54 47,920
200,000 TransCanada Trust 5 .500 09/15/79 192,194
17,000 (c) Transocean, Inc 8 .750 02/15/30 17,533
50,000 (c) US LIQUIDSCO0 5 .584 10/01/34 48,630

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.6% (continued)
$ 50,000 (c) US LIQUIDSCO0 6 .176% 10/01/54 $ 48,397
25,000 USA Compression Partners LP 6 .875 09/01/27 25,082
100,000 (c) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 89,553
90,000 (c) Venture Global LNG, Inc 8 .125 06/01/28 93,626
100,000 (c) Venture Global LNG, Inc 9 .875 02/01/32 109,728
300,000 Williams Cos, Inc 5 .650 03/15/33 302,667
TOTAL ENERGY 7,248,749
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
150,000 Agree LP 2 .000 06/15/28 135,843
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 97,212
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 98,440
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 77,038
50,000 American Homes 4 Rent LP 5 .250 03/15/35 48,653
100,000 American Tower Corp 2 .950 01/15/25 99,936
50,000 American Tower Corp 3 .375 10/15/26 48,838
150,000 American Tower Corp 3 .800 08/15/29 142,000
175,000 American Tower Corp 2 .900 01/15/30 157,602
50,000 American Tower Corp 2 .100 06/15/30 42,847
50,000 American Tower Corp 1 .875 10/15/30 41,899
125,000 American Tower Corp 5 .400 01/31/35 123,635
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 199,736
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 91,377
150,000 Essential Properties LP 2 .950 07/15/31 127,699
50,000 Essex Portfolio LP 3 .000 01/15/30 45,230
110,000 Extra Space Storage LP 2 .400 10/15/31 91,400
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 174,130
125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 122,159
50,000 Healthcare Realty Holdings LP 3 .100 02/15/30 44,934
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 85,743
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 81,012
100,000 Highwoods Realty LP 3 .875 03/01/27 97,221
50,000 Highwoods Realty LP 2 .600 02/01/31 41,646
155,000 (c) Iron Mountain, Inc 7 .000 02/15/29 158,374
100,000 Kimco Realty OP LLC 3 .250 08/15/26 97,347
100,000 Kite Realty Group LP 4 .950 12/15/31 97,293
200,000 Mid-America Apartments LP 2 .750 03/15/30 178,962
100,000 Mid-America Apartments LP 1 .700 02/15/31 82,336
100,000 (d) Mid-America Apartments LP 2 .875 09/15/51 61,664
67,000 MPT Operating Partnership LP 3 .500 03/15/31 42,217
100,000 NNN REIT, Inc 5 .600 10/15/33 100,848
50,000 Regency Centers LP 3 .900 11/01/25 49,510
100,000 Regency Centers LP 3 .600 02/01/27 97,587
100,000 Regency Centers LP 2 .950 09/15/29 91,667
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,374,035
FINANCIAL SERVICES - 2.7%
250,000 AerCap Ireland Capital DAC 3 .000 10/29/28 231,490
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 117,397
225,000 (e) Bank of New York Mellon Corp 4 .700 N/A 222,864
185,000 (d),(e) Capital One Financial Corp 3 .950 N/A 175,959
200,000 (e) Charles Schwab Corp 5 .375 N/A 198,935
30,000 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 28,795
100,000 Corebridge Financial, Inc 6 .050 09/15/33 103,434
75,000 Corebridge Financial, Inc 5 .750 01/15/34 76,397
200,000 (e) Deutsche Bank AG. 6 .000 N/A 195,913
250,000 Discover Bank 2 .700 02/06/30 220,599
85,000 (c) FirstCash, Inc 6 .875 03/01/32 85,347
80,000 Fiserv, Inc 3 .500 07/01/29 75,061
100,000 Fiserv, Inc 5 .450 03/15/34 100,061
250,000 Fiserv, Inc 5 .150 08/12/34 244,283
200,000 Goldman Sachs Group, Inc 3 .500 04/01/25 199,287
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 296,528
150,000 Goldman Sachs Group, Inc 5 .851 04/25/35 152,835

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.7% (continued)
$ 50,000 Goldman Sachs Group, Inc 4 .411% 04/23/39 $ 44,065
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 74,441
150,000 (e) Goldman Sachs Group, Inc 7 .500 N/A 158,202
40,000 (c) HAT Holdings I LLC 8 .000 06/15/27 41,677
50,000 Icahn Enterprises LP 5 .250 05/15/27 47,339
38,000 Icahn Enterprises LP 4 .375 02/01/29 31,741
200,000 (c) Indian Railway Finance Corp Ltd 3 .249 02/13/30 181,561
125,000 Morgan Stanley 2 .188 04/28/26 123,885
475,000 Morgan Stanley 3 .125 07/27/26 464,001
100,000 Morgan Stanley 5 .449 07/20/29 101,117
250,000 Morgan Stanley 5 .250 04/21/34 246,174
100,000 Morgan Stanley 5 .424 07/21/34 99,302
75,000 Morgan Stanley 5 .831 04/19/35 76,428
200,000 Morgan Stanley 5 .320 07/19/35 196,722
50,000 Navient Corp 5 .500 03/15/29 47,166
60,000 (e) Northern Trust Corp 4 .600 N/A 58,737
15,000 (c) PennyMac Financial Services, Inc 7 .875 12/15/29 15,715
15,000 Springleaf Finance Corp 5 .375 11/15/29 14,422
175,000 (e) State Street Corp 6 .700 N/A 178,457
150,000 UBS Group AG. 3 .750 03/26/25 149,551
125,000 (c) UBS Group AG. 1 .305 02/02/27 120,116
200,000 (c) UBS Group AG. 3 .179 02/11/43 144,058
50,000 Visa, Inc 2 .700 04/15/40 36,406
TOTAL FINANCIAL SERVICES 5,376,468
FOOD, BEVERAGE & TOBACCO - 1.1%
75,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 71,139
186,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 169,142
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 379,849
325,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 321,189
200,000 (c) Bimbo Bakeries USA, Inc 6 .050 01/15/29 204,144
175,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 150,393
100,000 Constellation Brands, Inc 4 .400 11/15/25 99,768
100,000 Constellation Brands, Inc 3 .700 12/06/26 98,283
100,000 Constellation Brands, Inc 2 .875 05/01/30 89,354
100,000 Kraft Heinz Foods Co 4 .375 06/01/46 80,965
300,000 Philip Morris International, Inc 5 .250 02/13/34 296,499
35,000 (c) Post Holdings, Inc 6 .250 02/15/32 34,737
75,000 (c) Primo Water Holdings, Inc 4 .375 04/30/29 69,744
200,000 (c) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 202,851
TOTAL FOOD, BEVERAGE & TOBACCO 2,268,057
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
50,000 Boston Scientific Corp 2 .650 06/01/30 44,645
35,000 Centene Corp 2 .450 07/15/28 31,497
180,000 Centene Corp 3 .000 10/15/30 155,321
40,000 (c) CHS 5 .250 05/15/30 32,853
55,000 Cigna Group 3 .200 03/15/40 40,319
300,000 CVS Health Corp 4 .780 03/25/38 259,402
250,000 CVS Health Corp 5 .050 03/25/48 206,136
50,000 (c) DaVita, Inc 4 .625 06/01/30 45,966
100,000 Elevance Health, Inc 2 .250 05/15/30 86,874
100,000 Elevance Health, Inc 5 .125 02/15/53 88,966
160,000 HCA, Inc 5 .625 09/01/28 162,126
350,000 HCA, Inc 3 .625 03/15/32 308,480
50,000 HCA, Inc 4 .625 03/15/52 39,019
300,000 Humana, Inc 2 .150 02/03/32 238,961
50,000 Humana, Inc 5 .875 03/01/33 50,184
10,000 Tenet Healthcare Corp 4 .625 06/15/28 9,570
80,000 Tenet Healthcare Corp 4 .375 01/15/30 74,304
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 204,075
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,078,698
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000 Church & Dwight Co, Inc 2 .300 12/15/31 62,771

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 40,000 (c) Coty, Inc 6 .625% 07/15/30 $ 40,545
100,000 Haleon US Capital LLC 3 .625 03/24/32 90,550
175,000 Unilever Capital Corp 4 .625 08/12/34 168,474
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 362,340
INSURANCE - 1.6%
62,000 (c) Acrisure LLC 4 .250 02/15/29 58,288
85,000 (c) Alliant Holdings Intermediate LLC 6 .750 04/15/28 85,200
200,000 (c) Allianz SE 6 .350 09/06/53 208,423
150,000 Aon Corp 5 .350 02/28/33 149,335
200,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 205,960
75,000 Arthur J Gallagher & Co 5 .750 03/02/53 73,594
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 65,703
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 56,777
400,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 364,308
50,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 42,160
50,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 31,076
55,000 (c) HUB International Ltd 7 .250 06/15/30 56,361
50,000 (c) Liberty Mutual Group, Inc 3 .951 10/15/50 36,377
50,000 MetLife, Inc 5 .000 07/15/52 45,177
115,000 (e) MetLife, Inc 3 .850 N/A 112,903
130,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 131,299
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 138,706
300,000 Prudential Financial, Inc 5 .125 03/01/52 285,487
100,000 Prudential Financial, Inc 6 .500 03/15/54 102,846
200,000 Reinsurance Group of America, Inc 5 .750 09/15/34 201,574
200,000 (c) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 198,343
100,000 Verisk Analytics, Inc 5 .250 06/05/34 98,775
300,000 (a),(c) Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%) 7 .784 01/05/27 303,840
250,000 (a),(c) Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%) 6 .784 01/07/28 249,725
TOTAL INSURANCE 3,302,237
MATERIALS - 1.4%
100,000 Albemarle Corp 4 .650 06/01/27 99,164
150,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 131,475
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 171,868
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 180,699
200,000 (c) Antofagasta plc 6 .250 05/02/34 203,084
95,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 98,306
38,000 Ball Corp 2 .875 08/15/30 32,519
225,000 Berry Global, Inc 1 .570 01/15/26 217,134
150,000 Berry Global, Inc 1 .650 01/15/27 140,452
200,000 (c) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 187,536
200,000 (c) Cemex SAB de C.V. 5 .450 11/19/29 197,305
200,000 (c) Freeport Indonesia PT 5 .315 04/14/32 194,760
65,000 (c) Mineral Resources Ltd 9 .250 10/01/28 68,196
100,000 Nutrien Ltd 2 .950 05/13/30 89,969
200,000 (c) OCP S.A. 3 .750 06/23/31 172,274
200,000 (c) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 188,813
200,000 (c) POSCO 4 .500 08/04/27 197,471
30,000 (c) Sealed Air Corp 7 .250 02/15/31 30,924
100,000 (c) Tronox, Inc 4 .625 03/15/29 89,755
200,000 (c) UltraTech Cement Ltd 2 .800 02/16/31 172,190
TOTAL MATERIALS 2,863,894
MEDIA & ENTERTAINMENT - 1.2%
100,000 (c) CCO Holdings LLC 5 .125 05/01/27 98,262
100,000 Charter Communications Operating LLC 4 .400 04/01/33 89,339
225,000 Charter Communications Operating LLC 6 .550 06/01/34 230,154
350,000 Charter Communications Operating LLC 4 .800 03/01/50 262,905
150,000 Comcast Corp 4 .150 10/15/28 146,285
300,000 Comcast Corp 3 .200 07/15/36 242,288
500,000 Comcast Corp 2 .887 11/01/51 300,724
200,000 (c) CSC Holdings LLC 11 .250 05/15/28 197,382
40,000 (c) DIRECTV Holdings LLC 5 .875 08/15/27 38,972

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.2% (continued)
$ 15,000 Lamar Media Corp 3 .625% 01/15/31 $ 13,202
33,000 (c) News Corp 3 .875 05/15/29 30,612
110,000 (c) Sirius XM Radio, Inc 4 .000 07/15/28 101,349
50,000 (c) Sirius XM Radio, Inc 4 .125 07/01/30 43,637
50,000 Time Warner Cable LLC 5 .875 11/15/40 44,740
200,000 Warnermedia Holdings, Inc 3 .755 03/15/27 192,686
100,000 Warnermedia Holdings, Inc 4 .054 03/15/29 93,045
250,000 Warnermedia Holdings, Inc 5 .141 03/15/52 185,751
200,000 (d) Weibo Corp 3 .375 07/08/30 179,168
TOTAL MEDIA & ENTERTAINMENT 2,490,501
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
275,000 AbbVie, Inc 4 .950 03/15/31 274,944
150,000 AbbVie, Inc 4 .050 11/21/39 128,149
100,000 AbbVie, Inc 5 .400 03/15/54 96,256
400,000 Amgen, Inc 5 .250 03/02/33 397,047
300,000 Amgen, Inc 5 .650 03/02/53 288,830
30,000 (c) Avantor Funding, Inc 4 .625 07/15/28 28,635
75,000 Danaher Corp 2 .800 12/10/51 46,282
250,000 Gilead Sciences, Inc 5 .250 10/15/33 250,913
100,000 Gilead Sciences, Inc 2 .600 10/01/40 69,145
200,000 (c) Organon Finance  LLC 5 .125 04/30/31 179,762
400,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 374,529
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,134,492
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 25,292
29,000 (d) Kennedy-Wilson, Inc 5 .000 03/01/31 25,355
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 50,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
250,000 (c) Broadcom, Inc 3 .469 04/15/34 216,665
100,000 Broadcom, Inc 4 .800 10/15/34 96,499
365,000 (c) Broadcom, Inc 4 .926 05/15/37 347,169
115,000 NVIDIA Corp 2 .000 06/15/31 97,704
100,000 NXP BV 3 .400 05/01/30 91,853
125,000 NXP BV 3 .125 02/15/42 87,020
200,000 (c) TSMC Global Ltd 1 .000 09/28/27 181,166
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,118,076
SOFTWARE & SERVICES - 0.8%
75,000 Accenture Capital, Inc 4 .500 10/04/34 71,274
105,000 Adobe, Inc 2 .300 02/01/30 93,388
125,000 AppLovin Corp 5 .500 12/01/34 124,069
200,000 (c) CA Magnum Holdings 5 .375 10/31/26 194,873
90,000 (c) Gen Digital, Inc 6 .750 09/30/27 91,354
100,000 Microsoft Corp 1 .350 09/15/30 84,722
147,000 Microsoft Corp 2 .525 06/01/50 90,463
55,000 (c) Open Text Corp 3 .875 12/01/29 49,751
15,000 (c) Open Text Holdings, Inc 4 .125 02/15/30 13,603
250,000 Oracle Corp 4 .900 02/06/33 243,407
275,000 Oracle Corp 5 .375 09/27/54 253,473
125,000 Roper Technologies, Inc 1 .400 09/15/27 114,502
75,000 Roper Technologies, Inc 2 .000 06/30/30 63,931
200,000 Salesforce, Inc 2 .700 07/15/41 140,887
TOTAL SOFTWARE & SERVICES 1,629,697
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
165,000 Amphenol Corp 2 .800 02/15/30 149,231
175,000 Apple, Inc 2 .450 08/04/26 169,736
575,000 Apple, Inc 2 .050 09/11/26 553,100
60,000 Apple, Inc 2 .650 02/08/51 37,017
80,000 (c) Imola Merger Corp 4 .750 05/15/29 75,863
50,000 (c) Sensata Technologies BV 4 .000 04/15/29 45,882
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,030,829
TELECOMMUNICATION SERVICES - 2.0%
564,000 AT&T, Inc 2 .550 12/01/33 454,321

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.0% (continued)
$ 150,000 AT&T, Inc 4 .500% 05/15/35 $ 138,731
855,000 AT&T, Inc 3 .550 09/15/55 575,060
250,000 (c),(d) Bharti Airtel Ltd 3 .250 06/03/31 220,586
200,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 164,155
200,000 (c) Millicom International Cellular S.A. 4 .500 04/27/31 175,265
200,000 (c) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 187,657
100,000 Telefonica Emisiones S.A. 4 .895 03/06/48 84,733
455,000 T-Mobile USA, Inc 2 .625 02/15/29 413,596
225,000 T-Mobile USA, Inc 3 .875 04/15/30 211,722
325,000 T-Mobile USA, Inc 5 .050 07/15/33 318,235
100,000 T-Mobile USA, Inc 3 .000 02/15/41 71,314
125,000 T-Mobile USA, Inc 3 .300 02/15/51 82,443
825,000 Verizon Communications, Inc 2 .355 03/15/32 684,175
200,000 (c) Vmed O2 UK Financing I plc 4 .750 07/15/31 171,936
150,000 Vodafone Group plc 4 .250 09/17/50 116,385
TOTAL TELECOMMUNICATION SERVICES 4,070,314
TRANSPORTATION - 0.4%
200,000 (c) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 149,400
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 42,674
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 238,817
50,000 Union Pacific Corp 2 .891 04/06/36 40,325
100,000 Union Pacific Corp 3 .839 03/20/60 71,466
160,000 (c) XPO, Inc 6 .250 06/01/28 160,977
TOTAL TRANSPORTATION 703,659
UTILITIES - 2.6%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 97,127
100,000 AEP Transmission Co LLC 2 .750 08/15/51 60,059
150,000 AEP Transmission Co LLC 5 .400 03/15/53 142,936
200,000 Alabama Power Co 3 .125 07/15/51 131,427
100,000 American Water Capital Corp 3 .000 12/01/26 96,627
250,000 American Water Capital Corp 2 .800 05/01/30 224,479
60,000 American Water Capital Corp 4 .000 12/01/46 46,805
50,000 American Water Capital Corp 3 .750 09/01/47 37,070
100,000 American Water Capital Corp 3 .450 05/01/50 69,016
100,000 Atmos Energy Corp 1 .500 01/15/31 82,020
175,000 Atmos Energy Corp 5 .000 12/15/54 157,627
125,000 Baltimore Gas and Electric Co 3 .750 08/15/47 93,152
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 47,596
100,000 Black Hills Corp 3 .150 01/15/27 96,511
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 86,835
200,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 192,000
100,000 Commonwealth Edison Co 2 .750 09/01/51 58,891
150,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 144,163
58,000 Consumers Energy Co 2 .650 08/15/52 34,963
60,000 Dominion Energy, Inc 2 .250 08/15/31 49,935
100,000 Dominion Energy, Inc 3 .300 04/15/41 73,646
50,000 Dominion Energy, Inc 7 .000 06/01/54 52,799
125,000 DTE Electric Co 5 .400 04/01/53 121,211
405,000 Duke Energy Corp 3 .300 06/15/41 297,221
50,000 Duke Energy Progress LLC 2 .500 08/15/50 28,926
100,000 (e) Edison International 5 .375 N/A 98,608
30,000 (c) Ferrellgas LP 5 .375 04/01/26 29,685
44,000 (c) Ferrellgas LP 5 .875 04/01/29 40,216
250,000 Florida Power & Light Co 4 .800 05/15/33 243,200
100,000 Florida Power & Light Co 3 .990 03/01/49 78,159
200,000 (c) Israel Electric Corp Ltd 3 .750 02/22/32 174,000
150,000 MidAmerican Energy Co 3 .650 04/15/29 143,057
95,000 MidAmerican Energy Co 3 .650 08/01/48 70,398
310,000 NiSource, Inc 1 .700 02/15/31 253,480
85,000 (c) NRG Energy, Inc 2 .450 12/02/27 78,927
50,000 NRG Energy, Inc 5 .750 01/15/28 49,821
100,000 Ohio Power Co 4 .150 04/01/48 76,695

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.6% (continued)
$ 100,000 Ohio Power Co 4 .000% 06/01/49 $ 74,953
12,000 (c) Pattern Energy Operations LP 4 .500 08/15/28 11,263
100,000 PECO Energy Co 3 .000 09/15/49 65,208
100,000 (d) PECO Energy Co 2 .800 06/15/50 62,324
200,000 (c),(d) Perusahaan Listrik Negara PT 3 .875 07/17/29 187,285
125,000 Public Service Co of Colorado 3 .200 03/01/50 82,996
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 99,076
200,000 Public Service Electric and Gas Co 5 .450 03/01/54 193,686
28,000 (c) Superior Plus LP 4 .500 03/15/29 25,458
190,000 (c) Talen Energy Supply LLC 8 .625 06/01/30 202,483
50,000 Union Electric Co 5 .125 03/15/55 45,788
75,000 Virginia Electric and Power Co 2 .950 11/15/26 72,771
50,000 Virginia Electric and Power Co 5 .550 08/15/54 48,329
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 242,673
TOTAL UTILITIES 5,273,581
TOTAL CORPORATE BONDS
(Cost $72,318,324) 67,678,079
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 48.2%
FOREIGN GOVERNMENT BONDS - 2.6%
200,000 (c) Angolan Government International Bond 8 .750 04/14/32 176,743
EUR 100,000 (c) Banque Ouest Africaine de Developpement 2 .750 01/22/33 86,545
50,000 (c) Bermuda Government International Bond 4 .750 02/15/29 48,775
225,000 Brazilian Government International Bond 6 .000 10/20/33 209,998
200,000 Colombia Government International Bond 8 .000 11/14/35 201,100
200,000 (c) Costa Rica Government International Bond 5 .625 04/30/43 178,300
79,525 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 55,281
56,442 (c) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 31,972
14,000 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 7,154
200,000 (c) Egypt Government International Bond 7 .053 01/15/32 171,610
100,000 European Investment Bank 4 .875 02/15/36 100,733
200,000 (c) Export-Import Bank of India 2 .250 01/13/31 168,657
200,000 (c) Guatemala Government Bond 3 .700 10/07/33 161,300
200,000 (c) Hungary Government International Bond 6 .125 05/22/28 203,308
109,375 (c) Iraq Government International Bond 5 .800 01/15/28 106,422
200,000 Israel Government International Bond 5 .375 03/12/29 199,380
200,000 (c) Ivory Coast Government International Bond 8 .250 01/30/37 194,260
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 194,488
200,000 (c) Kenya Government International Bond 9 .750 02/16/31 197,500
200,000 (c) Korea Electric Power Corp 1 .125 06/15/25 196,494
200,000 (c) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 190,810
200,000 Mexico Government International Bond 5 .400 02/09/28 197,804
25,000 Mexico Government International Bond 3 .250 04/16/30 21,745
32,000 Mexico Government International Bond 6 .050 01/11/40 29,590
275,000 Mexico Government International Bond 4 .280 08/14/41 201,665
250,000 Mexico Government International Bond 6 .400 05/07/54 223,872
85,000 Panama Government International Bond 6 .700 01/26/36 78,750
200,000 (c) Paraguay Government International Bond 6 .000 02/09/36 198,200
130,000 Peruvian Government International Bond 3 .000 01/15/34 104,325
100,000 Republic of Poland Government International Bond 4 .875 10/04/33 96,057
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 129,345
102,000 (c) Romanian Government International Bond 5 .875 01/30/29 99,320
275,000 (c) Rwanda International Government Bond 5 .500 08/09/31 231,302
200,000 (c) Saudi Government International Bond 3 .750 01/21/55 132,689
200,000 (c) Serbia Government International Bond 2 .125 12/01/30 162,426
200,000 Turkiye Government International Bond 7 .625 05/15/34 203,087
TOTAL FOREIGN GOVERNMENT BONDS 5,191,007
MORTGAGE BACKED - 23.6%
100,000 (a),(c) Angel Oak Mortgage Trust 2 .837 11/25/66 68,888
82,199 (a),(c) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 68,152
1,449,914 (a),(c) Citigroup Mortgage Loan Trust 0 .156 02/25/52 11,975

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 310,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .669% 03/25/42 $ 322,573
430,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 9 .210 06/25/42 465,117
85,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .919 01/25/43 89,710
35,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .910 05/25/43 38,545
445,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .660 06/25/43 469,428
125,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 132,569
80,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 8 .119 10/25/43 83,920
63,619 Fannie Mae Pool 3 .500 06/01/32 61,239
50,534 Fannie Mae Pool 5 .000 05/01/35 50,111
5,635 Fannie Mae Pool 7 .500 07/01/35 5,720
59,279 Fannie Mae Pool 5 .000 02/01/36 58,837
63,002 Fannie Mae Pool 3 .000 10/01/39 56,858
49,504 Fannie Mae Pool 3 .000 05/01/40 44,693
85,682 Fannie Mae Pool 5 .000 09/01/40 85,377
47,797 Fannie Mae Pool 4 .000 09/01/42 44,978
33,628 Fannie Mae Pool 4 .500 03/01/44 32,516
283,343 Fannie Mae Pool 4 .000 05/01/44 266,953
119,681 Fannie Mae Pool 4 .500 10/01/44 114,991
222,564 Fannie Mae Pool 4 .500 11/01/44 213,601
50,747 Fannie Mae Pool 5 .000 11/01/44 50,566
18,524 Fannie Mae Pool 4 .000 01/01/45 17,363
254,145 Fannie Mae Pool 3 .500 01/01/46 229,442
14,781 Fannie Mae Pool 4 .000 04/01/46 13,854
103,844 Fannie Mae Pool 3 .500 07/01/46 93,687
257,283 Fannie Mae Pool 3 .500 07/01/46 234,171
46,655 Fannie Mae Pool 3 .000 10/01/46 39,836
5,646 Fannie Mae Pool 3 .000 11/01/47 4,821
122,962 Fannie Mae Pool 3 .500 11/01/47 111,610
154,236 Fannie Mae Pool 3 .500 01/01/48 138,793
69,948 Fannie Mae Pool 4 .500 01/01/48 66,860
61,028 Fannie Mae Pool 4 .500 02/01/48 58,333
51,480 Fannie Mae Pool 4 .500 05/01/48 49,191
35,268 Fannie Mae Pool 4 .500 05/01/48 33,689
201,581 Fannie Mae Pool 3 .000 07/01/50 174,464
174,797 Fannie Mae Pool 2 .500 08/01/51 143,943
136,920 Fannie Mae Pool 3 .000 09/01/51 118,310
638,703 Fannie Mae Pool 2 .500 12/01/51 526,658
300,317 Fannie Mae Pool 2 .500 02/01/52 248,009
82,747 Fannie Mae Pool 2 .500 02/01/52 67,921
269,429 Fannie Mae Pool 3 .000 02/01/52 230,272
240,381 Fannie Mae Pool 3 .500 02/01/52 214,997
378,912 Fannie Mae Pool 3 .000 04/01/52 325,300
50,415 Fannie Mae Pool 3 .000 04/01/52 42,912
145,359 Fannie Mae Pool 3 .000 05/01/52 124,657
395,571 Fannie Mae Pool 3 .500 05/01/52 350,597
478,310 Fannie Mae Pool 3 .500 05/01/52 423,916
477,742 Fannie Mae Pool 4 .000 05/01/52 437,829
17,503 Fannie Mae Pool 3 .000 06/01/52 14,891
415,176 Fannie Mae Pool 3 .500 06/01/52 368,006
120,073 Fannie Mae Pool 3 .500 06/01/52 106,654
784,220 Fannie Mae Pool 4 .000 06/01/52 718,466
168,807 Fannie Mae Pool 4 .500 06/01/52 159,103
416,807 Fannie Mae Pool 4 .500 06/01/52 392,683
1,482,947 Fannie Mae Pool 4 .000 07/01/52 1,358,382
1,475,902 Fannie Mae Pool 4 .000 07/01/52 1,351,274
162,652 Fannie Mae Pool 4 .500 07/01/52 153,263
106,843 Fannie Mae Pool 4 .500 07/01/52 100,702
696,810 Fannie Mae Pool 4 .500 07/01/52 656,711
1,431,466 Fannie Mae Pool 5 .000 08/01/52 1,386,215
763,792 Fannie Mae Pool 4 .000 09/01/52 699,634
3,008,329 Fannie Mae Pool 4 .500 09/01/52 2,835,208
96,065 Fannie Mae Pool 5 .000 09/01/52 93,021

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,638,118 Fannie Mae Pool 4 .000% 10/01/52 $ 1,500,348
341,141 Fannie Mae Pool 4 .500 10/01/52 321,521
226,033 Fannie Mae Pool 5 .000 10/01/52 218,853
516,722 Fannie Mae Pool 4 .000 11/01/52 473,239
1,240,213 Fannie Mae Pool 4 .500 11/01/52 1,168,976
8,792 Fannie Mae Pool 5 .000 01/01/53 8,512
963,142 Fannie Mae Pool 5 .000 02/01/53 932,322
356,603 Fannie Mae Pool 5 .500 02/01/53 352,260
32,636 Fannie Mae Pool 5 .000 06/01/53 31,729
696,242 Fannie Mae Pool 5 .500 06/01/53 687,744
1,413,483 Fannie Mae Pool 5 .000 08/01/53 1,365,046
1,982,339 Fannie Mae Pool 5 .500 10/01/53 1,957,499
30,146 Fannie Mae Pool 6 .000 03/01/54 30,295
2,052,371 Fannie Mae Pool 5 .500 05/01/54
2,026,021
34,717 Fannie Mae Pool 5 .000 11/01/54 33,519
59,106 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .267 09/25/43 5,584
108,243 Fannie Mae REMICS 3 .500 02/25/48 92,356
77,782 Fannie Mae REMICS 4 .000 07/25/48 71,228
146,337 Fannie Mae REMICS 2 .000 08/25/50 18,758
367,930 Fannie Mae REMICS 2 .000 08/25/50 239,888
175,465 Fannie Mae REMICS 2 .000 10/25/50 114,654
427,900 Fannie Mae REMICS 2 .500 11/25/50 59,700
79,876 Fannie Mae REMICS 3 .000 02/25/51 13,477
192,289 Fannie Mae REMICS 2 .500 11/25/51 22,961
260,909 Fannie Mae REMICS 3 .500 04/25/52 192,383
179,338 Fannie Mae REMICS 4 .500 07/25/52 167,123
111,466 Fannie Mae REMICS 4 .500 08/25/52 91,004
81,227 Fannie Mae REMICS 4 .000 09/25/52 66,566
98,789 Fannie Mae REMICS 4 .000 09/25/52 84,871
82,976 Fannie Mae REMICS 4 .500 10/25/52 74,226
88,508 Fannie Mae REMICS 4 .500 10/25/52 81,921
129,519 Fannie Mae REMICS 5 .500 11/25/52 123,861
11,841 Freddie Mac Gold Pool 5 .000 06/01/36 11,766
4,008 Freddie Mac Gold Pool 5 .000 07/01/39 3,999
116,607 Freddie Mac Gold Pool 3 .500 04/01/45 105,882
319,984 Freddie Mac Gold Pool 3 .500 08/01/45 291,842
7,606 Freddie Mac Gold Pool 4 .500 06/01/47 7,318
191,405 Freddie Mac Gold Pool 4 .000 09/01/47 179,631
73,943 Freddie Mac Gold Pool 3 .500 12/01/47 66,662
65,469 Freddie Mac Gold Pool 4 .500 08/01/48 62,939
742,024 Freddie Mac Pool 3 .000 11/01/49 642,314
159,301 Freddie Mac Pool 2 .500 11/01/51 129,982
169,429 Freddie Mac Pool 3 .000 11/01/51 146,141
191,143 Freddie Mac Pool 3 .000 11/01/51 166,076
30,658 Freddie Mac Pool 3 .000 11/01/51 26,697
48,533 Freddie Mac Pool 3 .000 11/01/51 42,200
119,694 Freddie Mac Pool 3 .000 02/01/52 101,961
164,001 Freddie Mac Pool 3 .000 03/01/52 139,551
207,761 Freddie Mac Pool 2 .500 04/01/52 170,939
109,429 Freddie Mac Pool 3 .000 04/01/52 94,051
493,088 Freddie Mac Pool 4 .000 04/01/52 451,809
30,144 Freddie Mac Pool 3 .000 05/01/52 25,636
487,329 Freddie Mac Pool 3 .000 06/01/52 414,555
73,887 Freddie Mac Pool 3 .000 06/01/52 63,219
351,760 Freddie Mac Pool 4 .500 06/01/52 331,411
1,499,841 Freddie Mac Pool 4 .500 07/01/52 1,411,846
353,422 Freddie Mac Pool 4 .500 07/01/52 332,989
113,877 Freddie Mac Pool 6 .000 11/01/52 114,599
461,746 Freddie Mac Pool 5 .500 08/01/53 457,573
167,977 Freddie Mac REMICS 3 .500 01/15/47 144,215
145,520 Freddie Mac REMICS 4 .000 01/15/48 134,546
150,578 Freddie Mac REMICS 4 .000 03/15/48 138,233

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 109,911 Freddie Mac REMICS 4 .000% 04/15/48 $ 100,416
76,994 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 2 .381 06/15/48 67,590
101,463 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 2 .301 10/15/48 83,636
134,126 Freddie Mac REMICS 2 .000 09/25/50 85,844
60,460 Freddie Mac REMICS 3 .000 09/25/50 42,395
130,525 Freddie Mac REMICS 3 .000 10/25/50 88,742
430,246 Freddie Mac REMICS 2 .500 02/25/51 71,221
164,384 Freddie Mac REMICS 2 .500 05/25/51 98,967
66,079 Freddie Mac REMICS 4 .000 08/25/52 53,187
77,409 Freddie Mac REMICS 5 .500 02/25/53 75,744
15,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 11 .669 01/25/42 16,058
60,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .319 02/25/42 63,157
365,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%) 7 .469 04/25/42 378,361
95,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 102,027
435,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .919 05/25/42 455,512
620,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 9 .234 06/25/42 665,532
280,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 8 .569 07/25/42 298,551
125,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%) 8 .119 08/25/42 131,548
290,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 8 .269 09/25/42 306,543
70,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 73,539
1,573 (a),(c) Freddie Mac STACR Securitized Participation Interests Trust 3 .787 02/25/48 1,523
2,721 (a),(c) Freddie Mac STACR Securitized Participation Interests Trust 3 .846 05/25/48 2,651
43,153 (a) Freddie Mac Strips, (SOFR30A + 5.806%) 1 .208 03/15/44 3,701
3,237 Ginnie Mae I Pool 5 .000 03/15/34 3,233
13,435 Ginnie Mae I Pool 5 .000 06/15/34 13,600
1,581 Ginnie Mae I Pool 5 .000 04/15/38 1,573
3,143 Ginnie Mae I Pool 4 .500 04/15/40 3,035
88,587 Ginnie Mae II Pool 3 .000 06/20/51 76,958
56,959 Ginnie Mae II Pool 3 .000 12/20/51 49,451
93,577 Ginnie Mae II Pool 2 .500 02/20/52 75,926
844,867 Ginnie Mae II Pool 3 .500 07/20/52 755,627
505,431 Ginnie Mae II Pool 4 .000 08/20/52 465,811
338,533 Ginnie Mae II Pool 4 .500 08/20/52 320,715
42,642 Ginnie Mae II Pool 5 .000 11/20/52 41,491
277,685 Government National Mortgage Association 5 .000 01/20/40 59,280
191,724 Government National Mortgage Association 5 .000 03/20/40 38,558
53,260 Government National Mortgage Association 2 .500 12/20/43 46,498
64,169 Government National Mortgage Association 3 .000 03/20/45 56,215
65,932 Government National Mortgage Association 4 .000 06/20/46 7,796
117,805 (a) Government National Mortgage Association, (TSFR1M + 5.986%) 1 .615 03/20/50 15,162
245,472 Government National Mortgage Association 3 .000 11/20/51 172,363
337,324 Government National Mortgage Association 3 .000 12/20/51 235,685
260,859 Government National Mortgage Association 3 .000 01/20/52 185,868
312,228 Government National Mortgage Association 3 .000 02/20/52 206,490
198,244 Government National Mortgage Association 4 .000 04/20/52 162,719
201,494 Government National Mortgage Association 5 .000 04/20/52 37,904
110,132 Government National Mortgage Association 4 .000 07/20/52 86,842
154,309 Government National Mortgage Association 4 .500 09/20/52 138,483
160,420 Government National Mortgage Association 4 .500 09/20/52 144,166
108,583 Government National Mortgage Association 4 .500 02/20/53 95,224
88,467 Government National Mortgage Association 5 .500 02/20/53 84,827
191,192 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 2 .345 05/20/53 14,566
138,684 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 5 .247 08/20/53 143,224
65,290 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 7 .392 08/20/53 72,547
1,604,887 (a),(c) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 12,639
220,595 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 175,438
162,215 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 128,968
91,600 (a),(c) GS Mortgage-Backed Securities Trust 2 .829 05/28/52 72,820
184,726 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 153,157
18,242 (a),(c) JP Morgan Mortgage Trust 3 .500 05/25/47 16,175
132,033 (a),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 115,009
3,340 (a),(c) JP Morgan Mortgage Trust 4 .000 01/25/49 3,055

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 432,262 (a),(c) JP Morgan Mortgage Trust 0 .122% 06/25/51 $ 2,780
760,492 (a),(c) JP Morgan Mortgage Trust 0 .108 11/25/51 4,277
64,642 (a),(c) JP Morgan Mortgage Trust 2 .500 11/25/51 51,393
758,131 (a),(c) JP Morgan Mortgage Trust 0 .116 12/25/51 4,586
88,701 (a),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 70,522
133,359 (a),(c) JP Morgan Mortgage Trust 2 .500 01/25/52 106,026
185,514 (a),(c) JP Morgan Mortgage Trust 0 .500 04/25/52 5,160
115,400 (a),(c) JP Morgan Mortgage Trust 3 .343 04/25/52 94,687
69,240 (a),(c) JP Morgan Mortgage Trust 3 .343 04/25/52 56,217
184,855 (a),(c) JP Morgan Mortgage Trust 3 .343 04/25/52 145,589
197,359 (a),(c) JP Morgan Mortgage Trust 2 .500 06/25/52 156,909
1,105,477 (c) JP Morgan Mortgage Trust 0 .224 07/25/52 12,153
206,368 (a),(c) JP Morgan Mortgage Trust 2 .500 07/25/52 164,072
286,070 (a),(c) JP Morgan Mortgage Trust 3 .250 07/25/52 245,123
313,836 (a),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 260,202
168,132 (a),(c) JP Morgan Mortgage Trust 3 .000 10/25/52 139,398
106,230 (a),(c) JP Morgan Mortgage Trust 3 .000 11/25/52 88,075
131,557 (a),(c) JP Morgan Mortgage Trust 3 .000 04/25/53 109,074
81,847 (a),(c) JP Morgan Mortgage Trust 5 .000 06/25/53 78,316
81,847 (a),(c) JP Morgan Mortgage Trust 5 .500 06/25/53 79,653
114,134 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 90,850
96,809 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 77,020
115,383 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 100,980
100,000 (a),(c) NLT Trust 2 .569 08/25/56 70,637
101,039 (a),(c) OBX 3 .000 01/25/52 83,772
203,838 (a),(c) RCKT Mortgage Trust 2 .500 02/25/52 162,182
185,787 (a),(c) RCKT Mortgage Trust 3 .000 05/25/52 154,036
83,661 (a),(c) RCKT Mortgage Trust 4 .000 06/25/52 74,062
5,533 (a),(c) Sequoia Mortgage Trust 4 .000 06/25/49 5,112
30,104 (a),(c) Sequoia Mortgage Trust 3 .500 12/25/49 26,402
78,367 (a),(c) Sequoia Mortgage Trust 2 .500 06/25/51 62,305
100,000 (a),(c) Verus Securitization Trust 7 .525 02/25/68 101,089
20,081 (c) Verus Securitization Trust (Step Bond) 2 .733 05/25/65 19,431
76,248 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 63,217
93,474 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .312 08/25/51 76,609
TOTAL MORTGAGE BACKED 47,589,451
MUNICIPAL BONDS - 0.4%
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 3 .264 09/01/25 198,456
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 182,027
170,000 New York State Dormitory Authority 4 .294 07/01/44 147,384
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 263,650
TOTAL MUNICIPAL BONDS 791,517
U.S. TREASURY SECURITIES - 21.6%
250,000 United States Treasury Note/Bond 4 .250 12/31/25 250,063
1,335,000 United States Treasury Note/Bond 4 .250 01/31/26 1,335,026
3,100,000 United States Treasury Note/Bond 4 .500 03/31/26 3,108,441
595,000 United States Treasury Note/Bond 4 .875 04/30/26 599,621
125,000 United States Treasury Note/Bond 4 .625 06/30/26 125,669
3,000,000 United States Treasury Note/Bond 4 .125 10/31/26 2,993,171
2,000,000 United States Treasury Note/Bond 4 .250 11/30/26 1,999,602
250,000 United States Treasury Note/Bond 4 .375 12/15/26 250,566
1,025,000 United States Treasury Note/Bond 4 .125 02/15/27 1,022,207
550,000 United States Treasury Note/Bond 4 .500 05/15/27 552,739
195,000 United States Treasury Note/Bond 4 .875 10/31/30 199,303
250,000 United States Treasury Note/Bond 4 .000 01/31/31 243,912
2,000,000 United States Treasury Note/Bond 4 .125 03/31/31 1,963,236
325,000 United States Treasury Note/Bond 4 .625 04/30/31 327,747
2,919,000 United States Treasury Note/Bond 4 .125 07/31/31 2,860,843
2,345,000 United States Treasury Note/Bond 4 .250 11/15/34 2,283,881
300,000 United States Treasury Note/Bond 2 .250 05/15/41 212,893
500,000 United States Treasury Note/Bond 2 .000 11/15/41 335,710
5,111,800 United States Treasury Note/Bond 2 .375 02/15/42 3,638,879

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 4,005,000 United States Treasury Note/Bond 3 .875% 02/15/43 $ 3,533,722
3,668,000 United States Treasury Note/Bond 4 .750 11/15/43 3,621,695
1,535,700 United States Treasury Note/Bond 3 .000 11/15/45 1,154,791
1,615,000 United States Treasury Note/Bond 2 .875 11/15/46 1,173,298
765,000 United States Treasury Note/Bond 3 .000 05/15/47 565,331
176,000 United States Treasury Note/Bond 3 .375 11/15/48 137,461
9,520,000 United States Treasury Note/Bond 4 .375 08/15/54 8,693,672
200,000 United States Treasury Note/Bond 4 .500 11/15/54 190,686
TOTAL U.S. TREASURY SECURITIES 43,374,165
TOTAL GOVERNMENT BONDS
(Cost $103,279,421) 96,946,140
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 66,872
TOTAL FINANCIAL SERVICES 66,872
TOTAL PREFERRED STOCKS
(Cost $65,000) 66,872
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 13.2%
ASSET BACKED - 3.7%
218,857 (c) Alterna Funding III LLC 6 .260 05/16/39 220,814
Series - 2024 1A (Class A)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 247,354
Series - 2020 3 (Class D)
80,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 78,633
Series - 2021 1 (Class D)
100,000 (c) AMSR Trust 3 .148 01/19/39 96,302
Series - 2019 SFR1 (Class C)
91,511 (c) Apollo aviation securitization 2 .798 01/15/47 83,287
Series - 2021 2A (Class A)
83,443 (c) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 81,809
Series - 2019 A (Class A)
92,671 (c) Capital Automotive REIT 1 .440 08/15/51 87,287
Series - 2021 1A (Class A1)
99,021 (c) Capital Automotive REIT 1 .920 08/15/51 93,335
Series - 2021 1A (Class A3)
97,000 (c) Cars Net Lease Mortgage Notes 2 .010 12/15/50 88,169
Series - 2020 1A (Class A1)
98,000 (c) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 91,095
Series - 2020 1A (Class A3)
100,000 (c) Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 91,062
Series - 2020 1A (Class B1)
15,598 Carvana Auto Receivables Trust 1 .720 09/11/28 14,998
Series - 2021 N4 (Class C)
166,502 (c) Carvana Auto Receivables Trust 4 .130 12/11/28 164,696
Series - 2022 N1 (Class D)
250,000 (a),(c) Cayuga Park CLO Ltd, (TSFR3M + 1.912%) 1 .000 07/17/34 250,468
Series - 2020 1A (Class B1R)
144,702 (a),(c) CBRE Realty Finance, (LIBOR 3 M + 0.300%) 5 .876 04/07/52 14
Series - 2007 1A (Class A2)
1,550 Centex Home Equity 5 .540 01/25/32 1,553
Series - 2002 A (Class AF6)
449,726 (c) CF Hippolyta LLC 1 .690 07/15/60 439,411
Series - 2020 1 (Class A1)
217,744 (c) CF Hippolyta LLC 1 .990 07/15/60 195,505
Series - 2020 1 (Class A2)
89,945 (c) CF Hippolyta LLC 2 .280 07/15/60 87,191
Series - 2020 1 (Class B1)

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 235,612 (c) CF Hippolyta LLC 1 .530% 03/15/61 $ 223,373
Series - 2021 1A (Class A1)
235,612 (c) CF Hippolyta LLC 1 .980 03/15/61 219,648
Series - 2021 1A (Class B1)
230,000 (c) Cologix Data Centers US Issuer LLC 3 .300 12/26/51 218,315
Series - 2021 1A (Class A2)
118,438 (c) DB Master Finance LLC 4 .352 05/20/49 113,868
Series - 2019 1A (Class A23)
194,000 (c) DB Master Finance LLC 2 .045 11/20/51 183,629
Series - 2021 1A (Class A2I)
97,000 (c) DB Master Finance LLC 2 .493 11/20/51 87,578
Series - 2021 1A (Class A2II)
18,998 (c) Diamond Resorts Owner Trust 2 .050 11/21/33 18,563
Series - 2021 1A (Class B)
185,500 (c) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 184,765
Series - 2015 1A (Class A2II)
145,875 (c) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 132,507
Series - 2021 1A (Class A2I)
6,771 (a),(c) Ellington Loan Acquisition Trust, (TSFR1M + 1.214%) 5 .553 05/25/37 6,744
Series - 2007 2 (Class A2C)
78,712 (c) FNA VI LLC 1 .350 01/10/32 74,208
Series - 2021 1A (Class A)
52,440 (c) HERO Funding Trust 3 .190 09/20/48 45,325
Series - 2017 3A (Class A1)
52,440 (c) HERO Funding Trust 3 .950 09/20/48 46,457
Series - 2017 3A (Class A2)
39,982 (c) Hilton Grand Vacations Trust 2 .340 07/25/33 39,055
Series - 2019 AA (Class A)
2,403 (a) Home Equity Asset Trust, (TSFR1M + 1.614%) 3 .986 06/25/33 2,344
Series - 2003 1 (Class M1)
272,560 (c) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 258,930
Series - 2019 1 (Class A)
161,570 (c) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 150,161
Series - 2019 2 (Class A)
250,000 (a),(c) Massachusetts St, (TSFR3M + 1.912%) 6 .568 01/15/35 250,390
Series - 2021 3A (Class B)
50,404 (c) MVW LLC 1 .830 05/20/39 47,418
Series - 2021 2A (Class B)
35,077 (c) MVW Owner Trust 3 .000 11/20/36 34,703
Series - 2019 1A (Class B)
20,088 (c) Navient Private Education Refi Loan Trust 1 .310 01/15/69 18,648
Series - 2020 HA (Class A)
81,566 (c) Navient Student Loan Trust 3 .390 12/15/59 79,253
Series - 2019 BA (Class A2A)
246,019 (a),(c) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.322%) 5 .969 04/16/33 246,197
Series - 2021 40A (Class A)
250,000 (a),(c) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%) 6 .309 04/16/33 250,532
Series - 2021 40A (Class B)
225,701 (c) Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 215,306
Series - 2021 1A (Class A1)
92,440 (c) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 86,565
Series - 2021 2A (Class A1)
250,000 (a),(c) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%) 6 .544 01/18/36 250,699
Series - 2021 10A (Class B)
150,000 (c) OneMain Financial Issuance Trust 1 .750 09/14/35 144,070
Series - 2020 2A (Class A)
170,000 (c) PFS Financing Corp 5 .340 04/15/29 172,249
Series - 2024 D (Class A)
14,608 (c) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 14,153
Series - 2021 1A (Class A)
14,608 (c) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 14,157
Series - 2021 1A (Class B)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 14,608 (c) Sierra Timeshare Receivables Funding LLC 1 .790% 11/20/37 $ 14,146
Series - 2021 1A (Class C)
30,376 (c) SoFi Professional Loan Program LLC 2 .840 01/25/41 30,031
Series - 2017 F (Class A2FX)
175,000 (c) Stack Infrastructure Issuer LLC 1 .893 08/25/45 171,428
Series - 2020 1A (Class A2)
250,000 (c) Stack Infrastructure Issuer LLC 1 .877 03/26/46 240,501
Series - 2021 1A (Class A2)
3,898 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%) 5 .353 09/25/34 3,702
Series - 2004 8 (Class M1)
250,000 (c) Subway Funding LLC 6 .028 07/30/54 253,044
Series - 2024 1A (Class A2I)
93,750 (c) Taco Bell Funding LLC 4 .970 05/25/46 93,571
Series - 2016 1A (Class A23)
127,725 (c) Taco Bell Funding LLC 1 .946 08/25/51 119,278
Series - 2021 1A (Class A2I)
98,250 (c) Taco Bell Funding LLC 2 .294 08/25/51 87,134
Series - 2021 1A (Class A2II)
279,718 (c) Wendy's Funding LLC 2 .370 06/15/51 249,022
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 7,504,650
OTHER MORTGAGE BACKED - 9.5%
92,997 (a),(c) Agate Bay Mortgage Trust 3 .500 09/25/45 83,866
Series - 2015 6 (Class A9)
500,000 (c) BANK 2 .500 10/17/52 346,324
Series - 2019 BN21 (Class D)
200,000 (c) BBCMS Trust 4 .197 08/10/35 191,437
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 378,466
Series - 2019 B9 (Class AS)
800,000 Benchmark Mortgage Trust 2 .224 08/15/54 665,234
Series - 2021 B28 (Class A5)
500,000 (a) Benchmark Mortgage Trust 2 .244 08/15/54 389,365
Series - 2021 B28 (Class B)
125,000 Benchmark Mortgage Trust 3 .493 12/15/62 100,051
Series - 2019 B14 (Class B)
339,240 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.392%) 5 .789 03/15/41 341,026
Series - 2024 XL5 (Class A)
250,000 (a),(c) CF Mortgage Trust 3 .603 04/15/52 221,483
Series - 2020 P1 (Class A2)
179,496 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 177,552
Series - 2016 C7 (Class ASB)
3,602 (a) CHL Mortgage Pass-Through Trust 5 .400 02/20/35 3,622
Series - 2004 HYB9 (Class 1A1)
250,000 (a),(c) Citigroup Commercial Mortgage Trust 3 .518 05/10/35 243,922
Series - 2013 375P (Class B)
100,000 (a),(c) Citigroup Commercial Mortgage Trust 4 .445 07/10/47 92,256
Series - 2014 GC23 (Class D)
250,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 217,905
Series - 2019 GC41 (Class AS)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 234,574
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2 .853 10/15/45 23,001
Series - 2012 CR4 (Class A3)
182,558 (a),(c) COMM Mortgage Trust 3 .520 06/10/46 182,008
Series - 2013 CR8 (Class B)
380,585 COMM Mortgage Trust 4 .377 05/10/47 371,586
Series - 2014 CR17 (Class B)
500,000 (a),(c) COMM Mortgage Trust 4 .767 06/10/47 237,500
Series - 2014 UBS3 (Class D)
300,000 (a) COMM Mortgage Trust 3 .603 03/10/48 293,993
Series - 2015 CR22 (Class AM)

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 200,000 (a),(c) COMM Mortgage Trust 4 .070% 03/10/48 $ 151,721
Series - 2015 CR22 (Class D)
550,000 (a) COMM Mortgage Trust 4 .183 05/10/48 535,062
Series - 2015 CR23 (Class B)
200,000 (a) COMM Mortgage Trust 4 .332 05/10/48 189,590
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 496,358
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 247,033
Series - 2015 CR27 (Class AM)
600,000 (a) COMM Mortgage Trust 4 .158 10/10/48 592,027
Series - 2015 LC23 (Class AM)
105,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%) 7 .569 04/25/42 108,897
Series - 2022 R05 (Class 2M2)
480,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%) 8 .419 05/25/42 509,079
Series - 2022 R06 (Class 1M2)
183,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 8 .169 07/25/42 193,198
Series - 2022 R08 (Class 1M2)
465,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%) 9 .310 09/25/42 504,970
Series - 2022 R09 (Class 2M2)
360,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%) 8 .310 12/25/42 384,633
Series - 2023 R01 (Class 1M2)
92,239 (a),(c) CSMC 2 .405 10/25/66 79,910
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 166,927
Series - 2020 C9 (Class AM)
250,000 (a),(c) DBSG Mortgage Trust 6 .625 06/10/37 251,219
Series - 2024 ALTA (Class C)
78,989 (a),(c) Flagstar Mortgage Trust 3 .972 10/25/47 70,336
Series - 2017 2 (Class B3)
1,960 (a),(c) Flagstar Mortgage Trust 4 .000 09/25/48 1,815
Series - 2018 5 (Class A11)
161,225 (a),(c) Flagstar Mortgage Trust 2 .500 06/01/51 128,181
Series - 2021 4 (Class A21)
92,727 (a),(c) Flagstar Mortgage Trust 3 .343 07/25/51 73,417
Series - 2021 5INV (Class B4)
2,849 (a),(c) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 2,638
Series - 2019 PJ2 (Class A4)
27,676 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 23,207
Series - 2020 PJ4 (Class A4)
617,123 (a),(c) GS Mortgage-Backed Securities Corp Trust 0 .251 03/27/51 7,408
Series - 2020 PJ5 (Class AX1)
93,740 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 78,606
Series - 2020 PJ5 (Class A4)
60,234 (a),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 48,075
Series - 2020 PJ6 (Class A4)
152,712 (a),(c) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 121,413
Series - 2021 PJ5 (Class A4)
162,180 (a),(c) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 134,464
Series - 2022 PJ2 (Class A36)
297,085 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 236,196
Series - 2021 PJ7 (Class A4)
141,872 (a),(c) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 112,795
Series - 2021 PJ8 (Class A4)
91,512 (a),(c) GS Mortgage-Backed Securities Trust 2 .721 01/25/52 70,994
Series - 2021 PJ7 (Class B2)
98,393 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 81,578
Series - 2022 INV1 (Class A4)
159,658 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 132,373
Series - 2022 HP1 (Class A4)
122,914 (a),(c) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 101,909
Series - 2022 PJ5 (Class A36)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 105,038 (a),(c) GS Mortgage-Backed Securities Trust 3 .000% 01/25/53 $ 87,087
Series - 2022 PJ6 (Class A24)
135,343 (a),(c) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 115,966
Series - 2023 PJ1 (Class A24)
600,000 (c) Hotwire Funding LLC 5 .687 05/20/53 603,263
500,000 (a),(c) HTL Commercial Mortgage Trust 7 .088 05/10/39 509,478
Series - 2024 T53 (Class C)
400,000 (c) Hudson Yards Mortgage Trust 2 .835 08/10/38 385,007
Series - 2016 10HY (Class A)
25,252 (a),(c) Imperial Fund Mortgage Trust 2 .051 10/25/55 23,648
Series - 2020 NQM1 (Class A3)
25,703 (a),(c) JP Morgan Mortgage Trust 6 .147 12/25/44 24,954
Series - 2015 1 (Class B1)
20,604 (a),(c) JP Morgan Mortgage Trust 3 .500 09/25/48 18,000
Series - 2018 3 (Class A13)
83,005 (a),(c) JP Morgan Mortgage Trust 3 .500 10/25/48 72,654
Series - 2018 5 (Class A13)
38,686 (a),(c) JP Morgan Mortgage Trust 5 .214 10/26/48 38,958
Series - 2017 5 (Class A2)
1,875 (a),(c) JP Morgan Mortgage Trust 4 .000 02/25/49 1,716
Series - 2018 9 (Class A13)
6,442 (a),(c) JP Morgan Mortgage Trust 4 .000 05/25/49 5,917
Series - 2019 1 (Class A15)
93,803 (a),(c) JP Morgan Mortgage Trust 3 .817 06/25/50 81,575
Series - 2020 1 (Class B2)
536,810 (a),(c) JP Morgan Mortgage Trust 0 .137 07/25/51 3,846
Series - 2021 3 (Class AX1)
367,462 (a),(c) JP Morgan Mortgage Trust 0 .131 08/25/51 2,516
Series - 2021 4 (Class AX1)
45,510 (a),(c) JP Morgan Mortgage Trust 2 .881 08/25/51 35,212
Series - 2021 4 (Class B2)
593,672 (a),(c) JP Morgan Mortgage Trust 0 .134 10/25/51 4,305
Series - 2021 6 (Class AX1)
100,182 (a),(c) JP Morgan Mortgage Trust 2 .500 10/25/51 79,834
Series - 2021 6 (Class A15)
194,749 (a),(c) JP Morgan Mortgage Trust 0 .400 12/25/51 4,272
Series - 2021 INV2 (Class AX4)
79,144 (a),(c) JP Morgan Mortgage Trust 2 .500 12/25/51 62,923
Series - 2021 10 (Class A15)
184,509 (a),(c) JP Morgan Mortgage Trust 3 .213 01/25/52 143,429
Series - 2021 INV4 (Class B4)
74,051 (a),(c) JP Morgan Mortgage Trust 2 .500 02/25/52 58,874
Series - 2021 12 (Class A15)
54,633 (a),(c) JP Morgan Mortgage Trust 2 .500 05/25/52 43,436
Series - 2021 14 (Class A15)
44,046 (a),(c) JP Morgan Mortgage Trust 2 .927 05/25/52 36,175
Series - 2021 LTV2 (Class A3)
208,458 (a),(c) JP Morgan Mortgage Trust 3 .000 08/25/52 171,730
Series - 2022 2 (Class A25)
104,764 (a),(c) JP Morgan Mortgage Trust 3 .000 09/25/52 86,306
Series - 2022 INV3 (Class A6)
316,070 (a),(c) JP Morgan Mortgage Trust 3 .500 09/25/52 271,607
Series - 2022 LTV2 (Class A6)
115,381 (a),(c) JP Morgan Mortgage Trust 3 .000 12/25/52 95,663
Series - 2022 7 (Class 1A17)
40,159 (a),(c) JP Morgan Mortgage Trust 4 .000 12/25/52 35,552
Series - 2022 7 (Class 2A6A)
500,000 (a) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 495,603
Series - 2015 C29 (Class AS)
400,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 385,568
Series - 2015 C29 (Class B)

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 500,000 JPMBB Commercial Mortgage Securities Trust 4 .106% 08/15/48 $ 485,929
Series - 2015 C31 (Class AS)
450,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 399,828
Series - 2015 C31 (Class B)
500,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 4 .199 03/17/49 438,187
Series - 2016 C1 (Class D1)
115,000 (a) JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 103,957
Series - 2017 C5 (Class AS)
500,000 (a),(c) Manhattan West Mortgage Trust 2 .335 09/10/39 459,721
Series - 2020 1MW (Class B)
35,731 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%) 2 .278 01/25/37 34,286
Series - 2006 WMC1 (Class A1B)
87,883 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 4 .000 02/25/53 78,567
Series - 2023 1 (Class A7)
424,429 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%) 5 .915 07/15/36 385,994
Series - 2019 MILE (Class A)
197,035 (a),(c) OBX Trust 2 .500 07/25/51 156,652
Series - 2021 J2 (Class A19)
150,909 (a),(c) OBX Trust 3 .500 08/25/52 131,752
Series - 2022 J2 (Class A1)
169,061 (a),(c) OBX Trust 4 .000 10/25/52 149,608
Series - 2022 INV5 (Class A13)
78,765 (a),(c) Oceanview Mortgage Trust 2 .500 05/25/51 62,622
Series - 2021 1 (Class A19)
500,000 (c) One Bryant Park Trust 2 .516 09/15/54 437,228
Series - 2019 OBP (Class A)
83,661 (a),(c) RCKT Mortgage Trust 3 .500 06/25/52 71,892
Series - 2022 4 (Class A22)
8,399 (a),(c) Sequoia Mortgage Trust 3 .500 05/25/45 7,539
Series - 2015 2 (Class A1)
13,318 (a),(c) Sequoia Mortgage Trust 3 .500 02/25/47 11,789
Series - 2017 2 (Class A19)
25,360 (a),(c) Sequoia Mortgage Trust 3 .500 03/25/48 22,451
Series - 2018 3 (Class A1)
40,831 (a),(c) Sequoia Mortgage Trust 3 .000 04/25/50 34,111
Series - 2020 3 (Class A19)
95,557 (a),(c) Sequoia Mortgage Trust 5 .000 01/25/53 90,134
Series - 2023 1 (Class A19)
10,813 (a),(c) Shellpoint Co-Originator Trust 3 .500 04/25/47 9,619
Series - 2017 1 (Class A19)
101,039 (a),(c) Verus Securitization Trust 2 .240 10/25/66 85,504
Series - 2021 7 (Class A3)
295,000 (c) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 276,750
Series - 2015 NXS3 (Class D)
1,656 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 1,545
Series - 2019 2 (Class A17)
11,069 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 9,760
Series - 2019 4 (Class A1)
81,320 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 67,733
Series - 2020 4 (Class A17)
182,170 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 144,834
Series - 2021 2 (Class A17)
94,134 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .642 09/25/51 76,167
Series - 2021 INV2 (Class B4)
82,764 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 68,620
Series - 2022 INV1 (Class A18)

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 103,455 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3 .500% 03/25/52 $ 88,966
Series - 2022 INV1 (Class A17)
TOTAL OTHER MORTGAGE BACKED 19,008,019
TOTAL STRUCTURED ASSETS
(Cost $28,388,788) 26,512,669
TOTAL LONG-TERM INVESTMENTS
(Cost $207,642,866) 194,835,279
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
1,772,013 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460 (g) 1,772,013
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,772,013) 1,772,013
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.1%
87,000 Freddie Mac Discount Notes 0 .000 01/07/25 86,929
TOTAL GOVERNMENT AGENCY DEBT 86,929
REPURCHASE AGREEMENT - 1.5%
3,090,000 (h) Fixed Income Clearing Corporation 4 .460 01/02/25 3,090,000
TOTAL REPURCHASE AGREEMENT 3,090,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,176,934) 3,176,929
TOTAL INVESTMENTS - 99.3%
(Cost $212,591,813) 199,784,221
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,460,567
NET ASSETS - 100.0% $ 201,244,788
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $47,364,335 or 23.7% of Total
Investments.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,713,357.
(e) Perpetual security. Maturity date is not applicable.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $3,090,766 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $3,151,832.

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 92,840 EUR 84,642 Bank of America, N.A. 01/13/25 $ 5,196
Total  $ 5,196
Total unrealized appreciation on forward foreign currency contracts  $ 5,196
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount (a) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS43V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/29 $ 4,500,000 $ (353,813) $ (312,644) $ (41,169)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments December 31, 2024
Core Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.5%
52,775 General Motors Co $ 2,811,324
6,651 (a) Tesla, Inc 2,685,940
TOTAL AUTOMOBILES & COMPONENTS 5,497,264
BANKS - 1.6%
49,434 Citigroup, Inc 3,479,659
TOTAL BANKS 3,479,659
CAPITAL GOODS - 5.3%
11,319 (a) Builders FirstSource, Inc 1,617,825
15,198 Dover Corp 2,851,145
13,925 Honeywell International, Inc 3,145,518
5,333 United Rentals, Inc 3,756,778
TOTAL CAPITAL GOODS 11,371,266
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.3%
48,403 (a) Amazon.com, Inc 10,619,134
13,458 Home Depot, Inc 5,235,028
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,854,162
CONSUMER DURABLES & APPAREL - 1.8%
14,049 DR Horton, Inc 1,964,331
18,176 Pulte Homes, Inc 1,979,367
TOTAL CONSUMER DURABLES & APPAREL 3,943,698
CONSUMER SERVICES - 1.4%
12,748 Royal Caribbean Cruises Ltd 2,940,836
TOTAL CONSUMER SERVICES 2,940,836
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.7%
3,791 Costco Wholesale Corp 3,473,580
74,773 Walmart, Inc 6,755,740
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 10,229,320
ENERGY - 3.4%
19,864 Chevron Corp 2,877,102
17,101 EOG Resources, Inc 2,096,241
20,031 Valero Energy Corp 2,455,600
TOTAL ENERGY 7,428,943
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
13,881 Simon Property Group, Inc 2,390,447
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,390,447
FINANCIAL SERVICES - 12.9%
11,252 American Express Co 3,339,481
7,340 Ameriprise Financial, Inc 3,908,036
13,798 Apollo Global Management, Inc 2,278,878
77,603 Bank of New York Mellon Corp 5,962,238
11,860 Blackstone, Inc 2,044,901
14,080 (a) Fiserv, Inc 2,892,314
6,777 Mastercard, Inc (Class A) 3,568,565
12,790 Visa, Inc (Class A) 4,042,152
TOTAL FINANCIAL SERVICES 28,036,565
HEALTH CARE EQUIPMENT & SERVICES - 7.1%
47,676 (a) Boston Scientific Corp 4,258,420
8,222 Cigna Group 2,270,423
10,639 HCA, Inc 3,193,296
15,881 (a) Tenet Healthcare Corp 2,004,659
7,015 UnitedHealth Group, Inc 3,548,608
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,275,406
INSURANCE - 3.7%
12,410 Allstate Corp 2,392,524
6,977 Aon plc 2,505,859

Core Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
33,181 Arch Capital Group Ltd $ 3,064,266
TOTAL INSURANCE 7,962,649
MATERIALS - 1.2%
6,353 (a) Linde plc 2,659,811
TOTAL MATERIALS 2,659,811
MEDIA & ENTERTAINMENT - 7.7%
21,860 Alphabet, Inc 4,163,018
26,573 Alphabet, Inc (Class A) 5,030,269
12,771 Meta Platforms, Inc 7,477,548
TOTAL MEDIA & ENTERTAINMENT 16,670,835
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
45,002 Merck & Co, Inc 4,476,799
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,476,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.0%
30,984 Broadcom, Inc 7,183,330
123,503 Nvidia Corp 16,585,218
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,768,548
SOFTWARE & SERVICES - 11.6%
59,298 Gen Digital, Inc 1,623,579
11,850 (a) GoDaddy, Inc 2,338,834
36,927 Microsoft Corp 15,564,731
17,684 Oracle Corp 2,946,862
2,544 (a) ServiceNow, Inc 2,696,945
TOTAL SOFTWARE & SERVICES 25,170,951
TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
58,541 Apple, Inc 14,659,837
32,867 (a) Arista Networks, Inc 3,632,789
13,624 Dell Technologies, Inc 1,570,030
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 19,862,656
UTILITIES - 4.1%
35,343 Alliant Energy Corp 2,090,185
23,603 American Electric Power Co, Inc 2,176,905
64,328 NextEra Energy, Inc 4,611,674
TOTAL UTILITIES 8,878,764
TOTAL COMMON STOCKS
(Cost $131,292,966) 215,898,579
TOTAL LONG-TERM INVESTMENTS
(Cost $131,292,966) 215,898,579
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 1,096,000 (b) Fixed Income Clearing Corporation 4 .460% 01/02/25 1,096,000
TOTAL REPURCHASE AGREEMENT 1,096,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,096,000) 1,096,000
TOTAL INVESTMENTS - 100.2%
(Cost $132,388,966) 216,994,579
OTHER ASSETS & LIABILITIES, NET - (0.2)% (365,079)
NET ASSETS - 100.0% $ 216,629,500
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $1,096,272 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 7/15/26, valued at $1,117,969.

Portfolio of Investments December 31, 2024
Growth Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.9%
13,462 (a) Tesla, Inc $ 5,436,494
TOTAL AUTOMOBILES & COMPONENTS 5,436,494
CAPITAL GOODS - 1.8%
12,457 (a) Boeing Co 2,204,889
3,836 Quanta Services, Inc 1,212,368
TOTAL CAPITAL GOODS 3,417,257
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
17,042 Experian Group Ltd 732,462
4,688 Verisk Analytics, Inc 1,291,216
8,094 Waste Connections, Inc 1,388,769
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,412,447
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13.4%
106,511 (a) Amazon.com, Inc 23,367,448
15,348 TJX Cos, Inc 1,854,192
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 25,221,640
CONSUMER DURABLES & APPAREL - 0.9%
96 (a) NVR, Inc 785,174
107,600 PRADA S.p.A 828,070
TOTAL CONSUMER DURABLES & APPAREL 1,613,244
CONSUMER SERVICES - 4.5%
569 Booking Holdings, Inc 2,827,031
113,068 (a) Carnival Corp 2,817,654
4,971 (a) Flutter Entertainment plc 1,285,374
421 (a) Flutter Entertainment plc 108,807
16,587 Starbucks Corp 1,513,564
TOTAL CONSUMER SERVICES 8,552,430
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
2,348 Costco Wholesale Corp 2,151,402
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,151,402
FINANCIAL SERVICES - 5.9%
1,226 (a),(b) Adyen NV 1,821,931
77,546 (a) Grab Holdings Ltd 366,017
7,539 KKR & Co, Inc 1,115,094
21,678 (a) PayPal Holdings, Inc 1,850,217
46,010 (a) Rocket Cos, Inc 518,073
16,886 Visa, Inc (Class A) 5,336,651
TOTAL FINANCIAL SERVICES 11,007,983
FOOD, BEVERAGE & TOBACCO - 0.5%
1,028 Davide Campari-Milano NV 6,434
16,089 (a) Monster Beverage Corp 845,638
TOTAL FOOD, BEVERAGE & TOBACCO 852,072
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
4,187 (a) Align Technology, Inc 873,030
21,164 (a) DexCom, Inc 1,645,924
5,687 (a) Intuitive Surgical, Inc 2,968,387
4,252 UnitedHealth Group, Inc 2,150,917
5,144 (a) Veeva Systems, Inc 1,081,526
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,719,784
INSURANCE - 1.8%
14,222 Progressive Corp 3,407,733
TOTAL INSURANCE 3,407,733
MEDIA & ENTERTAINMENT - 13.5%
70,608 Alphabet, Inc 13,446,587
16,067 (a) Liberty Media Corp-Liberty Formula One (Class C) 1,488,768
18,772 (a) Match Group, Inc 614,032
14,466 Meta Platforms, Inc 8,469,988

Growth Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
12,825 Walt Disney Co $ 1,428,064
TOTAL MEDIA & ENTERTAINMENT 25,447,439
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
1,771 Eli Lilly & Co 1,367,212
28,352 Novo Nordisk A.S. 2,446,263
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,813,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.5%
9,448 Applied Materials, Inc 1,536,528
39,727 Broadcom, Inc 9,210,308
8,375 Marvell Technology, Inc 925,019
147,325 Nvidia Corp 19,784,274
44,000 Taiwan Semiconductor Manufacturing Co Ltd 1,430,001
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,886,130
SOFTWARE & SERVICES - 19.2%
6,033 (a) Atlassian Corp Ltd 1,468,312
4,050 (a) Crowdstrike Holdings, Inc 1,385,748
1,958 Intuit, Inc 1,230,604
47,650 Microsoft Corp 20,084,475
8,853 (a) Palo Alto Networks, Inc 1,610,892
2,696 Roper Industries, Inc 1,401,516
14,341 Salesforce, Inc 4,794,626
2,612 (a) ServiceNow, Inc 2,769,033
412 (a) Snowflake, Inc 63,617
5,209 (a) Workday, Inc 1,344,078
TOTAL SOFTWARE & SERVICES 36,152,901
TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
54,582 Apple, Inc 13,668,425
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,668,425
TRANSPORTATION - 0.8%
25,572 (a) Uber Technologies, Inc 1,542,503
TOTAL TRANSPORTATION 1,542,503
TOTAL COMMON STOCKS
(Cost $80,047,405) 187,303,359
TOTAL LONG-TERM INVESTMENTS
(Cost $80,047,405) 187,303,359
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 586,000 (c) Fixed Income Clearing Corporation 4 .460% 01/02/25 586,000
TOTAL REPURCHASE AGREEMENT 586,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $586,000) 586,000
TOTAL INVESTMENTS - 99.8%
(Cost $80,633,405) 187,889,359
OTHER ASSETS & LIABILITIES, NET - 0.2% 439,512
NET ASSETS - 100.0% $ 188,328,871
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,821,931 or 1.0% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $586,145 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $597,909.

Portfolio of Investments December 31, 2024
International Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
AUSTRALIA - 5.6%
92,154 BHP Billiton Ltd $ 2,248,074
33,742 Commonwealth Bank of Australia 3,192,707
457,213 Glencore plc 2,013,647
41,077 Woodside Energy Group Ltd 636,074
TOTAL AUSTRALIA 8,090,502
BRAZIL - 0.8%
235,300 Itau Unibanco Holding S.A. 1,164,011
TOTAL BRAZIL 1,164,011
DENMARK - 5.4%
12,602 DSV AS 2,683,792
60,821 Novo Nordisk A.S. 5,247,747
TOTAL DENMARK 7,931,539
FINLAND - 1.2%
156,987 Nordea Bank AB publ 1,712,846
TOTAL FINLAND 1,712,846
FRANCE - 10.6%
25,343 Airbus SE 4,058,195
8,670 BNP Paribas S.A. 532,310
16,888 Compagnie de Saint-Gobain 1,500,695
13,160 Essilor International S.A. 3,210,116
3,839 Kering 948,215
2,380 LVMH Moet Hennessy Louis Vuitton S.A. 1,565,547
34,549 Total S.A. 1,924,892
15,832 Vinci S.A. 1,630,007
TOTAL FRANCE 15,369,977
GERMANY - 7.0%
30,310 Deutsche Post AG. 1,070,015
14,608 HeidelbergCement AG. 1,805,009
61,076 Infineon Technologies AG. 1,993,626
39,707 RWE AG. 1,185,792
20,959 Siemens AG. 4,086,892
TOTAL GERMANY 10,141,334
INDIA - 1.3%
10,301 HDFC Bank Ltd (ADR) 657,822
41,385 Reliance Industries Ltd 586,119
208,140 (a) Reliance Strategic Investments Ltd 724,158
TOTAL INDIA 1,968,099
INDONESIA - 0.3%
1,829,700 Bank Rakyat Indonesia 461,905
TOTAL INDONESIA 461,905
ITALY - 1.9%
157,992 Enel S.p.A. 1,127,458
31,057 Moncler S.p.A 1,639,515
TOTAL ITALY 2,766,973
JAPAN - 26.5%
29,000 Advantest Corp 1,648,906
107,200 Daiichi Sankyo Co Ltd 2,933,339
221,055 (a) Hitachi Ltd 5,413,647
378,500 Mitsubishi UFJ Financial Group, Inc 4,418,876
60,040 Nintendo Co Ltd 3,496,836
37,900 Oriental Land Co Ltd 816,978
69,300 ORIX Corp 1,488,833
46,700 Recruit Holdings Co Ltd 3,246,019
52,100 SBI Holdings, Inc 1,308,547
167,460 Sony Corp 3,529,309
99,600 (b) Sumco Corp 733,502
217,400 Sumitomo Mitsui Financial Group, Inc 5,217,650

International Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
217,315 (a) Toyota Motor Corp $ 4,243,126
TOTAL JAPAN 38,495,568
KOREA, REPUBLIC OF - 0.9%
38,961 Samsung Electronics Co Ltd 1,390,394
TOTAL KOREA, REPUBLIC OF 1,390,394
MEXICO - 0.7%
7,032 Fomento Economico Mexicano SAB de C.V. (ADR) 601,166
69,300 Grupo Financiero Banorte S.A. de C.V. 445,260
TOTAL MEXICO 1,046,426
NETHERLANDS - 4.1%
23,074 Heineken NV 1,644,464
165,706 ING Groep NV 2,596,874
462,572 Koninklijke KPN NV 1,686,739
TOTAL NETHERLANDS 5,928,077
SPAIN - 3.4%
294,262 Banco Bilbao Vizcaya Argentaria S.A. 2,879,186
433,407 Banco Santander S.A. 2,005,048
TOTAL SPAIN 4,884,234
SWITZERLAND - 5.9%
9,767 Cie Financiere Richemont S.A. 1,477,494
2,274 Lonza Group AG. 1,342,202
34,399 Novartis AG. 3,348,991
4,029 Zurich Insurance Group AG 2,396,311
TOTAL SWITZERLAND 8,564,998
TAIWAN - 4.7%
4,385 ASML Holding NV 3,071,404
18,741 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 3,701,160
TOTAL TAIWAN 6,772,564
UNITED KINGDOM - 6.0%
33,035 Ashtead Group plc 2,043,811
28,472 AstraZeneca plc 3,712,168
52,372 Unilever plc 2,975,808
TOTAL UNITED KINGDOM 8,731,787
UNITED STATES - 11.9%
144,578 BP plc 714,644
38,502 CRH plc 3,562,205
665,469 Haleon plc 3,137,785
5,956 (a) Linde plc 2,493,599
11,422 Nestle S.A. 937,097
128,463 Shell plc 4,004,319
46,464 Smurfit WestRock plc 2,502,551
TOTAL UNITED STATES 17,352,200
TOTAL COMMON STOCKS
(Cost $111,968,426) 142,773,434
TOTAL LONG-TERM INVESTMENTS
(Cost $111,968,426) 142,773,434
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.6%
REPURCHASE AGREEMENT - 1.6%
$ 2,292,000 (c) Fixed Income Clearing Corporation 4 .460% 01/02/25 2,292,000
TOTAL REPURCHASE AGREEMENT 2,292,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,292,000) 2,292,000
TOTAL INVESTMENTS - 99.8%
(Cost $114,260,426) 145,065,434
OTHER ASSETS & LIABILITIES, NET - 0.2% 256,204
NET ASSETS - 100.0% $ 145,321,638
ADR American Depositary Receipt

See Notes to Financial Statements
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $718,773.
(c) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $2,292,568 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $2,337,958.

Large Cap Responsible Equity
Portfolio of Investments December 31, 2024

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 0.1%
1,166 (a) Aptiv plc $ 70,520
TOTAL AUTOMOBILES & COMPONENTS 70,520
BANKS - 2.6%
7,277 Citigroup, Inc 512,228
8,284 JPMorgan Chase & Co 1,985,758
TOTAL BANKS 2,497,986
CAPITAL GOODS - 7.0%
1,145 (a) Axon Enterprise, Inc 680,496
6,595 Carrier Global Corp 450,175
2,792 Caterpillar, Inc 1,012,826
1,395 Deere & Co 591,062
2,750 Eaton Corp plc 912,643
2,933 Illinois Tool Works, Inc 743,691
7,159 Ingersoll Rand, Inc 647,603
1,915 Quanta Services, Inc 605,236
767 Trane Technologies plc 283,291
223 United Rentals, Inc 157,090
527 W.W. Grainger, Inc 555,484
1,101 Xylem, Inc 127,738
TOTAL CAPITAL GOODS 6,767,335
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
3,155 Automatic Data Processing, Inc 923,563
12,492 (a) Copart, Inc 716,916
871 Paychex, Inc 122,132
1,352 Verisk Analytics, Inc 372,381
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,134,992
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.9%
9,585 eBay, Inc 593,791
3,629 Home Depot, Inc 1,411,645
2,762 Lowe's Cos, Inc 681,661
47 (a) O'Reilly Automotive, Inc 55,733
229 Pool Corp 78,075
7,852 TJX Cos, Inc 948,600
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,769,505
CONSUMER DURABLES & APPAREL - 0.1%
471 (a) Deckers Outdoor Corp 95,655
47 DR Horton, Inc 6,572
TOTAL CONSUMER DURABLES & APPAREL 102,227
CONSUMER SERVICES - 3.7%
6,139 (a) Airbnb, Inc 806,726
201 Booking Holdings, Inc 998,652
153 (a) Expedia Group, Inc 28,508
3,745 McDonald's Corp 1,085,638
7,078 Starbucks Corp 645,868
499 Yum! Brands, Inc 66,946
TOTAL CONSUMER SERVICES 3,632,338
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
6,872 Kroger Co 420,223
3,500 Target Corp 473,130
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 893,353
ENERGY - 2.3%
18,700 Baker Hughes Co 767,074
7,765 ONEOK, Inc 779,606
4,099 Targa Resources Corp 731,671
TOTAL ENERGY 2,278,351
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
830 American Tower Corp 152,230

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
892 Equinix, Inc $ 841,058
2,676 Iron Mountain, Inc 281,275
6,603 (b) Prologis, Inc 697,937
4,036 Welltower, Inc 508,657
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,481,157
FINANCIAL SERVICES - 11.1%
3,407 American Express Co 1,011,164
1,383 Ameriprise Financial, Inc 736,351
5,573 Bank of New York Mellon Corp 428,174
2,964 Discover Financial Services 513,454
181 Fidelity National Information Services, Inc 14,619
1,820 Goldman Sachs Group, Inc 1,042,168
2,933 Mastercard, Inc (Class A) 1,544,430
1,738 Moody's Corp 822,717
7,895 Morgan Stanley 992,559
1,943 Nasdaq Stock Market, Inc 150,213
9,704 (a) PayPal Holdings, Inc 828,236
2,014 S&P Global, Inc 1,003,033
5,474 Visa, Inc (Class A) 1,730,003
TOTAL FINANCIAL SERVICES 10,817,121
FOOD, BEVERAGE & TOBACCO - 2.8%
18,744 Coca-Cola Co 1,167,001
3,366 Keurig Dr Pepper, Inc 108,116
12,669 Kraft Heinz Co 389,065
7,141 PepsiCo, Inc 1,085,861
TOTAL FOOD, BEVERAGE & TOBACCO 2,750,043
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
578 AmerisourceBergen Corp 129,865
813 Cigna Group 224,502
2,437 (a) Cooper Cos, Inc 224,033
4,972 (a) Edwards Lifesciences Corp 368,077
1,607 HCA, Inc 482,341
923 (a) IDEXX Laboratories, Inc 381,605
148 (a) Insulet Corp 38,638
1,450 McKesson Corp 826,370
798 STERIS plc 164,037
3,197 UnitedHealth Group, Inc 1,617,235
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,456,703
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
6,028 Colgate-Palmolive Co 548,006
8,668 Procter & Gamble Co 1,453,190
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,001,196
INSURANCE - 3.5%
2,339 Hartford Financial Services Group, Inc 255,887
4,074 Marsh & McLennan Cos, Inc 865,358
3,939 Progressive Corp 943,824
5,757 Prudential Financial, Inc 682,377
2,625 Travelers Cos, Inc 632,336
TOTAL INSURANCE 3,379,782
MATERIALS - 2.2%
1,555 Avery Dennison Corp 290,987
4,603 Ball Corp 253,763
3,272 Ecolab, Inc 766,695
340 International Paper Co 18,299
18,971 Newmont Goldcorp Corp 706,100
609 Steel Dynamics, Inc 69,469
TOTAL MATERIALS 2,105,313
MEDIA & ENTERTAINMENT - 5.8%
25,467 Comcast Corp (Class A) 955,776
4,811 Electronic Arts, Inc 703,849
3,665 Fox Corp (Class A) 178,046

Large Cap Responsible Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
4,117 Fox Corp (Class B) $ 188,312
910 (a) Live Nation, Inc 117,845
1,598 (a) NetFlix, Inc 1,424,329
11,805 News Corp (Class A) 325,110
17 Omnicom Group, Inc 1,463
3,325 (a) Take-Two Interactive Software, Inc 612,066
9,780 Walt Disney Co 1,089,003
TOTAL MEDIA & ENTERTAINMENT 5,595,799
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
1,608 Agilent Technologies, Inc 216,019
3,208 Amgen, Inc 836,133
3,674 Bristol-Myers Squibb Co 207,801
4,240 Danaher Corp 973,292
2,435 Eli Lilly & Co 1,879,820
3,250 Gilead Sciences, Inc 300,202
857 (a) Regeneron Pharmaceuticals, Inc 610,467
1,821 (a) Vertex Pharmaceuticals, Inc 733,317
40 (a) Waters Corp 14,839
379 West Pharmaceutical Services, Inc 124,145
4,092 Zoetis, Inc 666,710
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,562,745
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
3,622 (a) CBRE Group, Inc 475,532
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 475,532
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.4%
5,726 Applied Materials, Inc 931,219
3,340 (a) First Solar, Inc 588,642
42,586 Intel Corp 853,849
11,552 Lam Research Corp 834,401
52,374 Nvidia Corp 7,033,305
3,701 NXP Semiconductors NV 769,253
5,459 Texas Instruments, Inc 1,023,617
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,034,286
SOFTWARE & SERVICES - 16.0%
2,367 (a) Adobe, Inc 1,052,558
953 (a) Ansys, Inc 321,475
2,716 (a) Autodesk, Inc 802,768
2,755 (a) Cadence Design Systems, Inc 827,767
4,881 International Business Machines Corp 1,072,990
1,598 Intuit, Inc 1,004,343
15,948 Microsoft Corp 6,722,082
3,294 (a) PTC, Inc 605,668
3,875 Salesforce, Inc 1,295,529
1,024 (a) ServiceNow, Inc 1,085,563
1,648 (a) Synopsys, Inc 799,873
TOTAL SOFTWARE & SERVICES 15,590,616
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
34,493 Hewlett Packard Enterprise Co 736,426
21,219 HP, Inc 692,376
4,432 (a) Keysight Technologies, Inc 711,912
7,619 (a) Trimble Inc 538,358
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,679,072
TELECOMMUNICATION SERVICES - 1.0%
24,712 Verizon Communications, Inc 988,233
TOTAL TELECOMMUNICATION SERVICES 988,233
TRANSPORTATION - 1.7%
18,415 CSX Corp 594,252
2,079 Old Dominion Freight Line 366,736

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
5,725 United Parcel Service, Inc (Class B) $ 721,922
TOTAL TRANSPORTATION 1,682,910
UTILITIES - 1.0%
1,662 American Water Works Co, Inc 206,902
6,077 Consolidated Edison, Inc 542,251
5,262 Exelon Corp 198,062
TOTAL UTILITIES 947,215
TOTAL COMMON STOCKS
(Cost $57,534,880) 96,694,330
TOTAL LONG-TERM INVESTMENTS
(Cost $57,534,880) 96,694,330
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 475,000 (c) Fixed Income Clearing Corporation 4 .460% 01/02/25 475,000
TOTAL REPURCHASE AGREEMENT 475,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $475,000) 475,000
TOTAL INVESTMENTS - 100.0%
(Cost $58,009,880) 97,169,330
OTHER ASSETS & LIABILITIES, NET - (0.0)% (22,099)
NET ASSETS - 100.0% $ 97,147,231
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $475,118 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 9/30/26, valued at $484,561.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 1 03/21/25  $ 299,323 $ 296,788 $ (2,535)

Large Cap Value
Portfolio of Investments December 31, 2024

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
BANKS - 10.5%
45,173 Bank of America Corp $ 1,985,353
12,914 Fifth Third Bancorp 546,004
13,417 JPMorgan Chase & Co 3,216,189
5,113 PNC Financial Services Group, Inc 986,042
25,516 Wells Fargo & Co 1,792,244
TOTAL BANKS 8,525,832
CAPITAL GOODS - 12.7%
2,789 Allegion plc 364,466
6,562 (a) Boeing Co 1,161,474
1,382 Deere & Co 585,553
5,323 Dover Corp 998,595
3,922 Eaton Corp plc 1,301,594
8,191 Emerson Electric Co 1,015,111
5,068 Honeywell International, Inc 1,144,811
7,751 Masco Corp 562,490
2,084 Parker-Hannifin Corp 1,325,487
11,988 RTX Corp 1,387,251
1,269 Trane Technologies plc 468,705
TOTAL CAPITAL GOODS 10,315,537
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
2,699 Home Depot, Inc 1,049,884
549 (a) O'Reilly Automotive, Inc 651,004
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,700,888
CONSUMER DURABLES & APPAREL - 1.5%
146 (a) NVR, Inc 1,194,119
TOTAL CONSUMER DURABLES & APPAREL 1,194,119
CONSUMER SERVICES - 2.1%
132 Booking Holdings, Inc 655,831
4,205 Hilton Worldwide Holdings, Inc 1,039,308
TOTAL CONSUMER SERVICES 1,695,139
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
21,675 Walmart, Inc 1,958,336
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,958,336
ENERGY - 6.9%
3,299 Chevron Corp 477,827
11,482 ConocoPhillips 1,138,670
7,560 EOG Resources, Inc 926,705
19,659 Exxon Mobil Corp 2,114,719
7,539 Valero Energy Corp 924,206
TOTAL ENERGY 5,582,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
9,991 Prologis, Inc 1,056,049
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,056,049
FINANCIAL SERVICES - 11.0%
4,299 American Express Co 1,275,900
4,386 (a) Berkshire Hathaway, Inc 1,988,086
1,110 BlackRock, Inc 1,137,872
10,999 Charles Schwab Corp 814,036
5,557 (a) Fiserv, Inc 1,141,519
2,522 Goldman Sachs Group, Inc 1,444,148
7,692 Intercontinental Exchange, Inc 1,146,185
TOTAL FINANCIAL SERVICES 8,947,746
FOOD, BEVERAGE & TOBACCO - 2.1%
9,959 Mondelez International, Inc 594,851

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
9,004 Philip Morris International, Inc $ 1,083,632
TOTAL FOOD, BEVERAGE & TOBACCO 1,678,483
HEALTH CARE EQUIPMENT & SERVICES - 8.4%
11,283 Abbott Laboratories 1,276,220
2,905 Cigna Group 802,187
2,349 Elevance Health, Inc 866,546
2,606 HCA, Inc 782,191
1,789 Humana, Inc 453,887
4,288 Medtronic plc 342,525
4,494 UnitedHealth Group, Inc 2,273,335
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,796,891
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
8,223 Procter & Gamble Co 1,378,586
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,378,586
INSURANCE - 5.4%
16,013 American International Group, Inc 1,165,746
4,633 Chubb Ltd 1,280,098
5,100 Marsh & McLennan Cos, Inc 1,083,291
10,537 Metlife, Inc 862,770
TOTAL INSURANCE 4,391,905
MATERIALS - 4.2%
11,411 DuPont de Nemours, Inc 870,089
3,346 (a) Linde plc 1,400,870
1,663 Reliance Steel & Aluminum Co 447,779
13,757 Smurfit WestRock plc 740,952
TOTAL MATERIALS 3,459,690
MEDIA & ENTERTAINMENT - 3.4%
3,957 Alphabet, Inc 753,571
19,486 Comcast Corp (Class A) 731,309
11,776 Walt Disney Co 1,311,258
TOTAL MEDIA & ENTERTAINMENT 2,796,138
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
7,223 AbbVie, Inc 1,283,527
4,087 Danaher Corp 938,171
11,680 Johnson & Johnson 1,689,161
3,606 Merck & Co, Inc 358,725
14,003 Sanofi (ADR) 675,365
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,944,949
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
3,412 Analog Devices, Inc 724,913
3,879 Applied Materials, Inc 630,842
3,020 Broadcom, Inc 700,157
13,441 Intel Corp 269,492
6,064 Lam Research Corp 438,003
6,363 Micron Technology, Inc 535,510
3,308 NXP Semiconductors NV 687,568
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,986,485
SOFTWARE & SERVICES - 3.4%
3,942 Accenture plc 1,386,756
1,847 Microsoft Corp 778,511
3,824 Oracle Corp 637,231
TOTAL SOFTWARE & SERVICES 2,802,498
TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
12,548 Cisco Systems, Inc 742,842
6,661 TE Connectivity plc 952,323
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,695,165
TELECOMMUNICATION SERVICES - 1.4%
5,344 T-Mobile US, Inc 1,179,581
TOTAL TELECOMMUNICATION SERVICES 1,179,581
TRANSPORTATION - 2.3%
17,253 CSX Corp 556,754

Large Cap Value

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
1,037 FedEx Corp $ 291,739
4,523 Union Pacific Corp 1,031,425
TOTAL TRANSPORTATION 1,879,918
UTILITIES - 3.9%
7,748 Ameren Corp 690,657
7,280 American Electric Power Co, Inc 671,434
5,648 Duke Energy Corp 608,516
10,055 Eversource Energy 577,459
9,034 NextEra Energy, Inc 647,647
TOTAL UTILITIES 3,195,713
TOTAL COMMON STOCKS
(Cost $48,820,726) 81,161,775
TOTAL LONG-TERM INVESTMENTS
(Cost $48,820,726) 81,161,775
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 47,000 (b) Fixed Income Clearing Corporation 4 .460% 01/02/25 47,000
TOTAL REPURCHASE AGREEMENT 47,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $47,000) 47,000
TOTAL INVESTMENTS - 99.9%
(Cost $48,867,726) 81,208,775
OTHER ASSETS & LIABILITIES, NET - 0.1% 99,682
NET ASSETS - 100.0% $ 81,308,457
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $47,012 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 7/15/26, valued at $47,998.

Portfolio of Investments December 31, 2024
Money Market

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 101.9%
GOVERNMENT AGENCY DEBT - 20.6%
$ 285,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000% 01/21/25 $ 284,280
200,000 Federal Farm Credit Banks Funding Corp 5 .000 03/28/25 199,994
500,000 Federal Farm Credit Banks Funding Corp 5 .125 05/22/25 499,830
250,000 Federal Farm Credit Discount Notes 0 .000 02/19/25 248,346
550,000 Federal Farm Credit Discount Notes 0 .000 02/21/25 546,198
480,000 Federal Farm Credit Discount Notes 0 .000 04/09/25 474,251
565,000 Federal Farm Credit Discount Notes 0 .000 04/23/25 557,301
500,000 Federal Farm Credit Discount Notes 0 .000 07/08/25 488,850
500,000 Federal Home Loan Bank Discount Notes 0 .000 01/16/25 498,990
750,000 Federal Home Loan Bank Discount Notes 0 .000 01/23/25 747,802
100,000 Federal Home Loan Bank Discount Notes 0 .000 01/30/25 99,608
975,000 Federal Home Loan Bank Discount Notes 0 .000 02/05/25 970,578
270,000 Federal Home Loan Bank Discount Notes 0 .000 02/06/25 268,747
900,000 Federal Home Loan Bank Discount Notes 0 .000 02/10/25 895,240
1,200,000 Federal Home Loan Bank Discount Notes 0 .000 02/14/25 1,192,945
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/18/25 993,600
250,000 Federal Home Loan Bank Discount Notes 0 .000 02/21/25 248,211
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/26/25 992,533
100,000 Federal Home Loan Bank Discount Notes 0 .000 02/28/25 99,190
100,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 98,936
650,000 Federal Home Loan Bank Discount Notes 0 .000 04/02/25 642,031
220,000 Federal Home Loan Bank Discount Notes 0 .000 04/11/25 217,060
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/17/25 985,425
1,250,000 Federal Home Loan Bank Discount Notes 0 .000 05/16/25 1,226,797
300,000 Federal Home Loan Bank Discount Notes 0 .000 05/23/25 294,860
200,000 Federal Home Loan Bank Discount Notes 0 .000 05/29/25 195,918
2,000,000 Federal Home Loan Bank Discount Notes 0 .000 06/06/25 1,964,250
3,000,000 Federal Home Loan Bank Discount Notes 0 .000 06/16/25 2,940,378
3,000,000 Federal Home Loan Bank Discount Notes 0 .000 07/18/25 2,931,360
550,000 Federal Home Loan Bank Discount Notes 0 .000 09/26/25 534,236
2,000,000 Federal Home Loan Banks 4 .470 03/11/25 1,999,889
230,000 Federal Home Loan Banks 5 .125 05/15/25 229,948
100,000 Federal Home Loan Mortgage Corp 1 .500 02/12/25 99,574
625,000 Federal Home Loan Mortgage Corp 0 .375 09/23/25 607,919
125,000 Federal National Mortage Association 0 .500 06/17/25 122,779
42,000 Freddie Mac Discount Notes 0 .000 03/12/25 41,641
800,000 Tennessee Valley Authority Discount Notes 0 .000 01/08/25 799,330
1,100,000 Tennessee Valley Authority Discount Notes 0 .000 01/22/25 1,097,215
TOTAL GOVERNMENT AGENCY DEBT 27,336,040
REPURCHASE AGREEMENT - 45.0%
59,711,000 (a) Fixed Income Clearing Corporation 4 .460 01/02/25 59,711,000
TOTAL REPURCHASE AGREEMENT 59,711,000
TREASURY DEBT - 23.6%
4,250,000 United States Treasury Bill 0 .000 01/09/25 4,245,725
3,000,000 United States Treasury Bill 0 .000 02/06/25 2,987,160
250,000 United States Treasury Bill 0 .000 02/20/25 248,275
1,500,000 United States Treasury Bill 0 .000 03/04/25 1,488,556
1,000,000 United States Treasury Bill 0 .000 03/18/25 990,774
2,500,000 United States Treasury Bill 0 .000 04/10/25 2,470,248
4,250,000 United States Treasury Bill 0 .000 04/17/25 4,196,559
1,700,000 United States Treasury Bill 0 .000 04/24/25 1,676,939
2,050,000 United States Treasury Bill 0 .000 05/15/25 2,013,495
1,100,000 United States Treasury Bill 0 .000 05/29/25 1,080,373
2,000,000 United States Treasury Bill 0 .000 06/05/25 1,962,938
1,250,000 United States Treasury Bill 0 .000 06/12/25 1,222,369
625,000 United States Treasury Bill 0 .000 09/04/25 608,549
600,000 United States Treasury Bill- When Issued 0 .000 02/25/25 595,924
2,150,000 United States Treasury Bill- When Issued 0 .000 10/02/25 2,087,210
666,345 (b) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 665,408

Money Market

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 750,000 United States Treasury Note/Bond 3 .875% 04/30/25 $ 746,933
250,000 United States Treasury Note/Bond 2 .125 05/15/25 247,256
1,700,000 United States Treasury Note/Bond 0 .250 09/30/25 1,651,937
TOTAL TREASURY DEBT 31,186,628
VARIABLE RATE SECURITIES - 12.7%
1,350,000 (c) Federal Home Loan Banks, (SOFR + 0.020%) 4 .390 04/10/25 1,350,051
2,500,000 (c) Federal Home Loan Banks, (SOFR + 0.005%) 4 .375 05/09/25 2,500,000
7,000,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 4 .370 05/20/25 7,000,000
4,000,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 4 .370 05/22/25 4,000,000
2,000,000 (c) Federal Home Loan Banks, (SOFR + 0.005%) 4 .375 06/23/25 2,000,000
TOTAL VARIABLE RATE SECURITIES 16,850,051
TOTAL SHORT-TERM INVESTMENTS
(Cost $135,083,719) 135,083,719
TOTAL INVESTMENTS - 101.9%
(Cost $135,083,719) 135,083,719
OTHER ASSETS & LIABILITIES, NET - (1.9)% (2,482,224)
NET ASSETS - 100.0% $ 132,601,495
SOFR Secured Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $59,725,795 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 7/15/26, valued at $60,905,326.
(b) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments December 31, 2024
Real Estate Securities Select

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS - 97.8%
ASSET MANAGEMENT & CUSTODY BANKS - 0.3%
2,200 iShares Dow Jones US Real Estate Index Fund $ 204,732
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 204,732
DATA CENTER REITS - 13.4%
22,100 Digital Realty Trust, Inc 3,918,993
5,000 Equinix, Inc 4,714,450
TOTAL DATA CENTER REITS 8,633,443
HEALTH CARE REITS - 11.8%
15,500 American Healthcare REIT, Inc 440,510
42,900 Healthpeak Properties, Inc 869,583
30,000 Sabra Health Care REIT, Inc 519,600
31,000 Ventas, Inc 1,825,590
31,700 Welltower, Inc 3,995,151
TOTAL HEALTH CARE REITS 7,650,434
HOTEL & RESORT REITS - 1.6%
59,500 Host Hotels & Resorts Inc 1,042,440
TOTAL HOTEL & RESORT REITS 1,042,440
INDUSTRIAL REITS - 11.2%
4,900 EastGroup Properties, Inc 786,401
51,000 Prologis, Inc 5,390,700
18,500 Terreno Realty Corp 1,094,090
TOTAL INDUSTRIAL REITS 7,271,191
MULTI-FAMILY RESIDENTIAL REITS - 9.2%
13,300 AvalonBay Communities, Inc 2,925,601
2,300 Camden Property Trust 266,892
15,100 Equity Residential 1,083,576
1,700 Essex Property Trust, Inc 485,248
7,500 Mid-America Apartment Communities, Inc 1,159,275
TOTAL MULTI-FAMILY RESIDENTIAL REITS 5,920,592
OFFICE REITS - 4.4%
9,100 Boston Properties, Inc 676,676
22,200 SL Green Realty Corp 1,507,824
16,300 Vornado Realty Trust 685,252
TOTAL OFFICE REITS 2,869,752
OTHER SPECIALIZED REITS - 8.9%
23,800 Gaming and Leisure Properties, Inc 1,146,208
21,400 Iron Mountain, Inc 2,249,354
81,100 VICI Properties, Inc 2,368,931
TOTAL OTHER SPECIALIZED REITS 5,764,493
RETAIL REITS - 19.2%
9,500 Agree Realty Corp 669,275
42,100 Brixmor Property Group, Inc 1,172,064
19,000 Curbline Properties Corp 441,180
4,000 Federal Realty Investment Trust 447,800
79,100 Kimco Realty Corp 1,853,313
36,000 Kite Realty Group Trust 908,640
16,700 Realty Income Corp 891,947
14,500 Regency Centers Corp 1,071,985
26,200 Simon Property Group, Inc 4,511,902
14,000 Tanger Factory Outlet Centers, Inc 477,820
TOTAL RETAIL REITS 12,445,926
SELF STORAGE REITS - 5.5%
12,500 Extra Space Storage, Inc 1,870,000
5,700 Public Storage, Inc 1,706,808
TOTAL SELF STORAGE REITS 3,576,808
SINGLE-FAMILY RESIDENTIAL REITS - 4.8%
20,800 American Homes 4 Rent 778,336
14,900 Equity Lifestyle Properties, Inc 992,340

Real Estate Securities Select

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SINGLE-FAMILY RESIDENTIAL REITS (continued)
10,200 Invitation Homes, Inc $ 326,094
8,100 Sun Communities, Inc 996,057
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,092,827
TELECOM TOWER REITS - 7.5%
19,000 American Tower Corp 3,484,790
11,800 Crown Castle, Inc 1,070,968
1,300 SBA Communications Corp 264,940
TOTAL TELECOM TOWER REITS 4,820,698
TOTAL COMMON STOCKS
(Cost $39,604,618) 63,293,336
TOTAL LONG-TERM INVESTMENTS
(Cost $39,604,618) 63,293,336
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.0%
REPURCHASE AGREEMENT - 2.0%
$ 1,256,000 (a) Fixed Income Clearing Corporation 4 .460% 01/02/25 1,256,000
TOTAL REPURCHASE AGREEMENT 1,256,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,256,000) 1,256,000
TOTAL INVESTMENTS - 99.8%
(Cost $40,860,618) 64,549,336
OTHER ASSETS & LIABILITIES, NET - 0.2% 161,672
NET ASSETS - 100.0% $ 64,711,008
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $1,256,311 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $1,281,177.

Portfolio of Investments December 31, 2024
Small Cap Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.6%
800 (a) Dorman Products, Inc $ 103,640
1,881 (a) Modine Manufacturing Co 218,064
1,357 (a) Visteon Corp 120,393
TOTAL AUTOMOBILES & COMPONENTS 442,097
BANKS - 10.5%
5,132 Ameris Bancorp 321,109
10,598 Associated Banc-Corp 253,292
4,019 (a) Axos Financial, Inc 280,727
5,720 Bank of NT Butterfield & Son Ltd 209,066
5,014 Berkshire Hills Bancorp, Inc 142,548
3,262 Cadence Bank 112,376
6,217 Cathay General Bancorp 295,991
3,026 Central Pacific Financial Corp 87,905
5,898 (a) Customers Bancorp, Inc 287,115
5,068 Eagle Bancorp, Inc 131,920
2,788 Enterprise Financial Services Corp 157,243
873 FB Financial Corp 44,968
4,929 First Busey Corp 116,177
7,676 First Financial Bancorp 206,331
1,908 First Financial Corp 88,131
4,744 First Merchants Corp 189,238
13,690 Fulton Financial Corp 263,943
5,691 Hancock Whitney Corp 311,412
2,265 Heartland Financial USA, Inc 138,856
6,503 Heritage Commerce Corp 60,998
4,639 Horizon Bancorp, Inc 74,734
2,268 Independent Bank Corp 78,995
2,040 Independent Bank Corp 130,948
877 International Bancshares Corp 55,391
2,866 (a) Metropolitan Bank Holding Corp 167,374
4,309 National Bank Holdings Corp 185,546
3,320 Northwest Bancshares, Inc 43,791
6,100 OceanFirst Financial Corp 110,410
8,858 OFG Bancorp 374,871
10,128 Old National Bancorp 219,828
2,947 Pacific Premier Bancorp, Inc 73,439
1,571 Pathward Financial, Inc 115,594
1,578 Preferred Bank 136,308
13,227 Provident Financial Services, Inc 249,594
1,457 QCR Holdings, Inc 117,493
5,190 Towne Bank 176,771
3,263 UMB Financial Corp 368,262
8,900 United Bankshares, Inc 334,195
6,546 Veritex Holdings, Inc 177,789
1,865 Washington Federal, Inc 60,128
5,278 WesBanco, Inc 171,746
3,277 Westamerica Bancorporation 171,911
1,295 WSFS Financial Corp 68,803
TOTAL BANKS 7,363,267
CAPITAL GOODS - 13.8%
1,495 (a) Aerovironment, Inc 230,066
3,079 Albany International Corp (Class A) 246,228
8,009 (a) American Superconductor Corp 197,262
3,572 (a) API Group Corp 128,485
2,592 Apogee Enterprises, Inc 185,095
23,290 (a) Archer Aviation, Inc 227,077
2,936 Arcosa, Inc 284,029
820 Argan, Inc 112,373

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
7,754 Atmus Filtration Technologies, Inc $ 303,802
2,729 (a) Beacon Roofing Supply, Inc 277,212
5,294 (a) Blue Bird Corp 204,507
1,967 Columbus McKinnon Corp 73,251
540 Comfort Systems USA, Inc 228,992
758 CSW Industrials, Inc 267,422
4,043 (a) DNOW, Inc 52,599
4,332 Enerpac Tool Group Corp 178,002
1,573 ESCO Technologies, Inc 209,539
3,773 Federal Signal Corp 348,587
7,288 (a) Fluence Energy, Inc 115,733
3,074 Franklin Electric Co, Inc 299,561
1,835 FTAI Aviation Ltd 264,313
3,085 (a) Gibraltar Industries, Inc 181,706
3,085 Granite Construction, Inc 270,585
3,309 Griffon Corp 235,832
900 H&E Equipment Services, Inc 44,063
16,366 (a) Hillman Solutions Corp 159,405
8,196 (a) Leonardo DRS, Inc 264,813
970 Moog, Inc (Class A) 190,935
5,802 (a) MRC Global, Inc 74,150
1,760 Mueller Industries, Inc 139,674
13,844 Mueller Water Products, Inc (Class A) 311,490
3,480 (a),(b) NANO Nuclear Energy, Inc 86,635
8,934 (a) NEXTracker, Inc 326,359
1,437 Powell Industries, Inc 318,511
3,234 Primoris Services Corp 247,078
11,455 (a) Resideo Technologies, Inc 264,038
13,797 (a),(b) Rocket Lab USA, Inc 351,410
2,812 (a) SPX Technologies, Inc 409,202
1,883 (a) Sterling Construction Co, Inc 317,191
7,321 Trinity Industries, Inc 256,967
1,525 Watts Water Technologies, Inc (Class A) 310,033
8,117 (a) Xometry, Inc 346,271
2,756 Zurn Elkay Water Solutions Corp 102,799
TOTAL CAPITAL GOODS 9,643,282
COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
4,917 ABM Industries, Inc 251,652
12,740 (a) ACV Auctions, Inc 275,184
3,215 Barrett Business Services, Inc 139,660
2,230 (a) CBIZ, Inc 182,481
3,140 CSG Systems International, Inc 160,485
9,728 (a) ExlService Holdings, Inc 431,729
1,082 (a) Franklin Covey Co 40,661
10,579 (a) Healthcare Services Group 122,875
2,200 Heidrick & Struggles International, Inc 97,482
2,045 (a) Huron Consulting Group, Inc 254,112
1,665 ICF International, Inc 198,485
3,074 (a) Innodata, Inc 121,484
4,017 Interface, Inc 97,814
17,580 (a) Legalzoom.com, Inc 132,026
5,046 (a) Montrose Environmental Group, Inc 93,603
458 (a) Parsons Corp 42,250
15,019 (a) Upwork, Inc 245,561
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,887,544
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
4,289 (a) Abercrombie & Fitch Co (Class A) 641,077
11,036 American Eagle Outfitters, Inc 183,970
733 (a) Carvana Co 149,063
23,669 (a),(b) EVgo, Inc 95,860
6,783 (a),(b) GigaCloud Technology, Inc 125,621
6,205 Monro Muffler, Inc 153,884

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
25,503 (a) Petco Health & Wellness Co, Inc $ 97,166
14,977 (a) Sally Beauty Holdings, Inc 156,510
9,130 (a) Stitch Fix, Inc 39,350
3,347 Upbound Group, Inc 97,632
2,680 (a) Urban Outfitters, Inc 147,078
12,844 (a) Warby Parker, Inc 310,953
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,198,164
CONSUMER DURABLES & APPAREL - 1.9%
1,287 Century Communities, Inc 94,414
2,160 Kontoor Brands, Inc 184,486
2,767 (a) Skyline Champion Corp 243,773
6,001 (a) Taylor Morrison Home Corp 367,321
6,674 (a) Tri Pointe Homes, Inc 241,999
8,014 Wolverine World Wide, Inc 177,911
TOTAL CONSUMER DURABLES & APPAREL 1,309,904
CONSUMER SERVICES - 4.2%
233 (a) Biglari Holdings, Inc (B Shares) 59,250
3,617 (a) BJ's Restaurants, Inc 127,083
2,746 (a) Brinker International, Inc 363,268
1,827 Carriage Services, Inc 72,806
19,234 (a) Coursera, Inc 163,489
3,082 (a) Despegar.com Corp 59,329
527 (a) Duolingo, Inc 170,869
11,806 (a) Everi Holdings, Inc 159,499
3,423 (a) Frontdoor, Inc 187,135
10,677 International Game Technology plc 188,556
4,115 (a) Laureate Education, Inc 75,263
8,637 (a) Life Time Group Holdings, Inc 191,050
525 Monarch Casino & Resort, Inc 41,423
9,064 OneSpaWorld Holdings Ltd 180,374
15,556 (a) Rush Street Interactive, Inc 213,428
2,298 (a) Shake Shack, Inc 298,280
2,257 Strategic Education, Inc 210,849
3,427 (a) Sweetgreen, Inc 109,870
1,950 (a) Universal Technical Institute, Inc 50,135
TOTAL CONSUMER SERVICES 2,921,956
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
4,018 (a) Chefs' Warehouse, Inc 198,168
4,100 (a) Sprouts Farmers Market, Inc 520,987
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 719,155
ENERGY - 4.8%
9,713 Archrock, Inc 241,757
8,653 Ardmore Shipping Corp 105,134
332 Chord Energy Corp 38,817
5,460 (a) CNX Resources Corp 200,218
16,188 Crescent Energy Co 236,507
9,303 Delek US Holdings, Inc 172,105
3,559 Excelerate Energy, Inc 107,660
9,423 (a) Expro Group Holdings NV 117,505
8,587 Golar LNG Ltd 363,402
7,380 (a) Helix Energy Solutions Group, Inc 68,782
2,373 Magnolia Oil & Gas Corp 55,481
5,403 (a) Oceaneering International, Inc 140,910
10,085 (a) Par Pacific Holdings, Inc 165,293
23,793 Patterson-UTI Energy, Inc 196,530
17,264 (a) ProPetro Holding Corp 161,073
817 (a) Rex American Resources Corp 34,061
5,353 (a) Seadrill Ltd 208,392
8,568 Select Water Solutions, Inc 113,440
8,838 Sitio Royalties Corp 169,513
4,503 SM Energy Co 174,536
3,088 Teekay Tankers Ltd 122,872

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
10,076 (a) Uranium Energy Corp $ 67,408
2,698 Vitesse Energy, Inc 67,450
TOTAL ENERGY 3,328,846
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
5,281 American Assets Trust, Inc 138,679
2,151 American Healthcare REIT, Inc 61,131
16,162 Apple Hospitality REIT, Inc 248,087
7,670 CareTrust REIT, Inc 207,473
6,303 Corporate Office Properties Trust 195,078
16,941 Empire State Realty Trust, Inc 174,831
8,635 Essential Properties Realty Trust, Inc 270,103
20,500 Hudson Pacific Properties, Inc 62,115
3,941 Independence Realty Trust, Inc 78,189
6,675 InvenTrust Properties Corp 201,118
12,616 Kite Realty Group Trust 318,428
5,267 Mack-Cali Realty Corp 87,590
790 National Health Investors, Inc 54,747
18,019 Paramount Group, Inc 89,014
8,077 Phillips Edison & Co, Inc 302,564
5,972 Piedmont Office Realty Trust, Inc 54,644
20,022 RLJ Lodging Trust 204,425
3,513 (c) Ryman Hospitality Properties, Inc 366,546
18,434 Summit Hotel Properties, Inc 126,273
11,494 Sunstone Hotel Investors, Inc 136,089
10,091 Tanger Factory Outlet Centers, Inc 344,406
7,366 UMH Properties, Inc 139,070
11,571 Urban Edge Properties 248,777
3,182 Washington REIT 48,589
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,157,966
FINANCIAL SERVICES - 6.2%
2,687 ARMOUR Residential REIT, Inc 50,677
5,379 Artisan Partners Asset Management, Inc 231,566
39,431 BGC Group, Inc 357,245
3,552 (a) Dave, Inc 308,740
4,746 Enact Holdings, Inc 153,676
5,961 Essent Group Ltd 324,517
8,964 (a) Flywire Corp 184,838
9,681 (a) Green Dot Corp 103,006
4,680 Jackson Financial, Inc 407,534
908 (a) LendingTree, Inc 35,185
1,094 Merchants Bancorp 39,898
2,378 (a) Moneylion, Inc 204,532
6,926 (a) NCR Corp ATM 234,930
8,053 (a) NMI Holdings, Inc 296,028
9,004 P10, Inc 113,540
15,259 (a) Pagseguro Digital Ltd 95,521
34,925 (a) Payoneer Global, Inc 350,647
591 Piper Jaffray Cos 177,270
6,039 Radian Group, Inc 191,557
14,332 (a) Repay Holdings Corp 109,353
3,938 Victory Capital Holdings, Inc 257,782
530 Virtus Investment Partners, Inc 116,907
TOTAL FINANCIAL SERVICES 4,344,949
FOOD, BEVERAGE & TOBACCO - 1.2%
2,834 Cal-Maine Foods, Inc 291,675
11,118 Primo Brands Corp 342,101
5,433 (a) Vital Farms, Inc 204,770
TOTAL FOOD, BEVERAGE & TOBACCO 838,546
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
1,006 (a) Addus HomeCare Corp 126,102
7,703 (a) Angiodynamics, Inc 70,559
6,705 (a) AtriCure, Inc 204,905

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
8,906 (a),(b) BrightSpring Health Services, Inc $ 151,669
26,304 (a) Brookdale Senior Living, Inc 132,309
5,127 (a) Castle Biosciences, Inc 136,635
8,693 (a) Health Catalyst, Inc 61,459
1,235 HealthStream, Inc 39,273
19,115 (a) Hims & Hers Health, Inc 462,201
4,892 (a) Inari Medical, Inc 249,737
4,432 (a) Lantheus Holdings, Inc 396,487
4,856 (a) LivaNova plc 224,881
3,619 (a) Merit Medical Systems, Inc 350,030
2,020 (a) Phreesia, Inc 50,823
10,375 (a) Privia Health Group, Inc 202,831
10,513 Select Medical Holdings Corp 198,170
1,950 (a) Semler Scientific, Inc 105,300
7,121 (a) Surgery Partners, Inc 150,752
6,700 (a) Tandem Diabetes Care, Inc 241,334
1,624 US Physical Therapy, Inc 144,065
5,071 (a) Waystar Holding Corp 186,106
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,885,628
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
2,764 (a) BellRing Brands, Inc 208,240
1,098 (a) elf Beauty, Inc 137,854
11,620 (a) Honest Co, Inc 80,526
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 426,620
INSURANCE - 1.6%
2,648 Employers Holdings, Inc 135,657
2,806 F&G Annuities & Life, Inc 116,281
8,655 Fidelis Insurance Holdings Ltd 156,915
31,080 (a) Genworth Financial, Inc (Class A) 217,249
8,538 (a) Hamilton Insurance Group Ltd 162,478
925 (a) Palomar Holdings, Inc 97,671
2,303 Selective Insurance Group, Inc 215,377
TOTAL INSURANCE 1,101,628
MATERIALS - 3.4%
6,439 Avient Corp 263,097
1,978 Balchem Corp 322,404
2,424 Carpenter Technology Corp 411,377
21,462 (a) Coeur Mining, Inc 122,763
10,310 Compass Minerals International, Inc 115,987
5,710 (a) Constellium SE 58,642
13,670 Hecla Mining Co 67,120
1,916 Innospec, Inc 210,875
2,154 (a) Knife River Corp 218,933
3,139 Minerals Technologies, Inc 239,223
1,968 Olympic Steel, Inc 64,570
2,495 Orion S.A. 39,396
9,499 (a) Rayonier Advanced Materials, Inc 78,367
2,731 Sensient Technologies Corp 194,611
TOTAL MATERIALS 2,407,365
MEDIA & ENTERTAINMENT - 2.2%
8,267 (a) Cargurus, Inc 302,076
7,206 (a) EverQuote, Inc 144,048
3,050 (a) Grindr, Inc 54,412
12,755 (a) Integral Ad Science Holding Corp 133,162
1,430 John Wiley & Sons, Inc (Class A) 62,506
15,309 (a) Lions Gate Entertainment Corp (Class B) 115,583
16,976 (a) Magnite, Inc 270,258
1,718 (a) MediaAlpha, Inc 19,396
6,393 (a) PubMatic, Inc 93,913
20,986 (a) Vimeo, Inc 134,311

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
5,209 (a) Yelp, Inc $ 201,588
TOTAL MEDIA & ENTERTAINMENT 1,531,253
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
9,501 (a) Acadia Pharmaceuticals, Inc 174,343
30,741 (a) ADMA Biologics, Inc 527,208
2,590 (a) Alkermes plc 74,488
21,846 (a) Amicus Therapeutics, Inc 205,789
21,091 (a) Amneal Pharmaceuticals, Inc 167,041
22,496 (a) Annexon, Inc 115,405
30,650 (a) Ardelyx, Inc 155,396
22,185 (a) Aurinia Pharmaceuticals, Inc 199,221
10,763 (a) Avid Bioservices, Inc 132,923
23,783 (a) BioCryst Pharmaceuticals, Inc 178,848
3,890 (a) Biohaven Ltd 145,292
1,480 (a) Blueprint Medicines Corp 129,086
6,092 (a) CareDx, Inc 130,430
10,743 (a) Catalyst Pharmaceuticals, Inc 224,206
14,064 (a) Codexis, Inc 67,085
3,665 (a) Edgewise Therapeutics, Inc 97,856
50,964 (a) Esperion Thereapeutics, Inc 112,121
9,478 (a) Evolus, Inc 104,637
6,993 (a) Halozyme Therapeutics, Inc 334,335
742 (a) Harrow Health, Inc 24,894
2,810 (a) Innoviva, Inc 48,754
7,410 (a) Insmed, Inc 511,586
1,935 (a) Intra-Cellular Therapies, Inc 161,611
1,119 (a) Janux Therapeutics, Inc 59,911
6,864 (a) Kiniksa Pharmaceuticals Ltd 135,770
31,236 (a) MannKind Corp 200,847
4,789 (a) Mirum Pharmaceuticals, Inc 198,025
9,511 (a) Myriad Genetics, Inc 130,396
4,826 (a) Nurix Therapeutics, Inc 90,922
7,824 (a) Pacira BioSciences, Inc 147,404
11,435 (a) Perspective Therapeutics, Inc 36,478
2,874 Phibro Animal Health Corp 60,354
3,181 (a) Praxis Precision Medicines, Inc 244,810
6,855 (a) PTC Therapeutics, Inc 309,435
6,468 (a) Quanterix Corp 68,755
10,563 (a) Replimune Group, Inc 127,918
16,911 (a) Terns Pharmaceuticals, Inc 93,687
9,510 (a) TG Therapeutics, Inc 286,251
16,417 (a) Travere Therapeutics, Inc 285,984
6,661 (a) Veracyte, Inc 263,776
19,452 (a) Verve Therapeutics, Inc 109,709
2,892 (a) Vir Biotechnology, Inc 21,227
5,830 (a) Viridian Therapeutics, Inc 111,761
7,560 (a) Xencor, Inc 173,729
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,179,704
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
15,456 Newmark Group, Inc 197,991
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 197,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
3,708 (a) Ambarella, Inc 269,720
1,365 (a) Axcelis Technologies, Inc 95,373
3,374 (a) Credo Technology Group Holding Ltd 226,766
1,519 (a) Impinj, Inc 220,650
6,170 (a) MaxLinear, Inc 122,043
7,021 (a) Rambus, Inc 371,130
4,127 (a) Semtech Corp 255,255

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
5,120 (a) Ultra Clean Holdings $ 184,064
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,745,001
SOFTWARE & SERVICES - 7.0%
1,406 (a) ACI Worldwide, Inc 72,985
4,869 (a) Alkami Technology, Inc 178,595
651 (a) Appfolio, Inc 160,615
2,287 (a) Appian Corp 75,425
12,145 (a) AvePoint, Inc 200,514
5,227 Clear Secure, Inc 139,247
11,944 (a) Clearwater Analytics Holdings, Inc 328,699
3,231 (a) Commvault Systems, Inc 487,590
4,459 (a) Intapp, Inc 285,777
17,385 (a) Olo, Inc 133,517
9,558 (a),(b) Pagaya Technologies Ltd 88,794
7,680 (a) PagerDuty, Inc 140,237
7,750 (a) Porch Group, Inc 38,130
8,026 (a) PROS Holdings, Inc 176,251
2,473 (a) Q2 Holdings, Inc 248,907
5,201 (a) Rapid7, Inc 209,236
5,981 (a) Sprout Social, Inc 183,677
2,292 (a) SPS Commerce, Inc 421,705
8,086 (a) Tenable Holdings, Inc 318,427
2,938 (a) Varonis Systems, Inc 130,535
3,970 (a) Verint Systems, Inc 108,976
8,180 (a) Weave Communications, Inc 130,226
2,665 (a) Workiva, Inc 291,818
13,774 (a) Zeta Global Holdings Corp 247,794
10,290 (a) Zuora, Inc 102,077
TOTAL SOFTWARE & SERVICES 4,899,754
TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
31,576 (a) CommScope Holding Co, Inc 164,511
3,599 (a) Diebold Nixdorf, Inc 154,901
9,620 (a) Extreme Networks, Inc 161,039
1,981 (a) Fabrinet 435,582
3,149 (a) Knowles Corp 62,760
9,298 (a) Netscout Systems, Inc 201,395
702 (a) OSI Systems, Inc 117,536
1,628 (a) Plexus Corp 254,749
7,445 (a) Sanmina Corp 563,363
1,818 (a) Super Micro Computer, Inc 55,413
5,936 (a) TTM Technologies, Inc 146,916
11,252 (a) Viasat, Inc 95,754
1,473 (a) Vishay Precision Group, Inc 34,571
10,326 Xerox Holdings Corp 87,048
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,535,538
TELECOMMUNICATION SERVICES - 1.0%
3,046 (a) Anterix, Inc 93,421
6,154 (a) Bandwidth, Inc 104,741
4,270 Iridium Communications, Inc 123,915
11,718 Telephone and Data Systems, Inc 399,701
TOTAL TELECOMMUNICATION SERVICES 721,778
TRANSPORTATION - 2.0%
7,380 Costamare, Inc 94,833
5,388 Hub Group, Inc (Class A) 240,089
34,090 (a) Joby Aviation, Inc 277,152
2,259 Matson, Inc 304,604
4,926 (a) Skywest, Inc 493,240
TOTAL TRANSPORTATION 1,409,918
UTILITIES - 2.4%
1,574 Allete, Inc 101,995
4,789 Black Hills Corp 280,252
4,673 (b) Brookfield Infrastructure Corp 186,967

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
2,840 California Water Service Group $ 128,737
3,969 Northwest Natural Holding Co 157,014
4,892 NorthWestern Corp 261,527
3,155 SJW Corp 155,289
4,304 Spire, Inc 291,940
1,546 Unitil Corp 83,778
TOTAL UTILITIES 1,647,499
TOTAL COMMON STOCKS
(Cost $55,729,701) 69,845,353
TOTAL LONG-TERM INVESTMENTS
(Cost $55,729,701) 69,845,353
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
211,007 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460% (e) 211,007
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $211,007) 211,007
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0.4%
$ 323,000 (f) Fixed Income Clearing Corporation 4 .460 01/02/25 323,000
TOTAL REPURCHASE AGREEMENT 323,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $323,000) 323,000
TOTAL INVESTMENTS - 100.3%
(Cost $56,263,708) 70,379,360
OTHER ASSETS & LIABILITIES, NET - (0.3)% (232,822)
NET ASSETS - 100.0% $ 70,146,538
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $886,075.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $323,080 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
0.875% and maturity date 9/30/26, valued at $329,630.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 3 03/21/25  $ 356,623 $ 337,470 $ (19,153)

Portfolio of Investments December 31, 2024
Stock Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.3%
1,634 (a) Adient plc $ 28,154
1,752 (a) American Axle & Manufacturing Holdings, Inc 10,214
3,608 (a) Aptiv plc 218,212
3,319 BorgWarner, Inc 105,511
271 (a) Cooper-Standard Holdings, Inc 3,675
1,652 Dana Inc 19,097
476 (a) Dorman Products, Inc 61,666
60,104 Ford Motor Co 595,030
713 (a) Fox Factory Holding Corp 21,582
16,877 General Motors Co 899,038
3,486 Gentex Corp 100,153
573 (a) Gentherm, Inc 22,877
4,151 (a) Goodyear Tire & Rubber Co 37,359
2,011 Harley-Davidson, Inc 60,591
377 LCI Industries 38,978
864 Lear Corp 81,821
11,997 (a),(b) Lucid Group, Inc 36,231
261 (a) Luminar Technologies, Inc 1,404
772 (a) Modine Manufacturing Co 89,498
571 Patrick Industries, Inc 47,439
817 Phinia, Inc 39,355
4,728 (a),(b) QuantumScape Corp 24,538
12,953 (a),(b) Rivian Automotive, Inc 172,275
2,129 (a),(b) Solid Power, Inc 4,024
330 Standard Motor Products, Inc 10,223
449 (a) Stoneridge, Inc 2,815
42,790 (a) Tesla, Inc 17,280,314
900 Thor Industries, Inc 86,139
496 (a) Visteon Corp 44,005
486 Winnebago Industries, Inc 23,221
343 (a) XPEL, Inc 13,699
TOTAL AUTOMOBILES & COMPONENTS 20,179,138
BANKS - 3.8%
254 1st Source Corp 14,829
95 ACNB Corp 3,784
197 Amalgamated Financial Corp 6,594
442 Amerant Bancorp, Inc 9,905
1,222 Ameris Bancorp 76,461
204 Arrow Financial Corp 5,857
1,508 Associated Banc-Corp 36,041
1,450 Atlantic Union Bankshares Corp 54,926
945 (a) Axos Financial, Inc 66,008
1,824 Banc of California, Inc 28,199
446 Bancfirst Corp 52,262
814 (a) Bancorp, Inc 42,841
117 Bank First Corp 11,594
103,615 Bank of America Corp 4,553,879
861 Bank of Hawaii Corp 61,338
174 Bank of Marin Bancorp 4,136
415 Bank of NT Butterfield & Son Ltd 15,168
1,270 Bank OZK 56,553
802 BankUnited, Inc 30,612
511 Banner Corp 34,119
219 Bar Harbor Bankshares 6,697
148 BayCom Corp 3,972
174 BCB Bancorp, Inc 2,060
641 Berkshire Hills Bancorp, Inc 18,224
298 (a) Blue Foundry Bancorp 2,923

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
193 BOK Financial Corp $ 20,545
385 (a) Bridgewater Bancshares, Inc 5,201
1,258 Brookline Bancorp, Inc 14,844
197 Burke & Herbert Financial Services Corp 12,285
324 Business First Bancshares, Inc 8,327
231 Byline Bancorp, Inc 6,699
3,491 Cadence Bank 120,265
238 Camden National Corp 10,172
693 Capital Bancorp, Inc 19,750
156 Capital City Bank Group, Inc 5,717
2,332 Capitol Federal Financial, Inc 13,782
641 (a) Carter Bankshares, Inc 11,275
1,220 Cathay General Bancorp 58,084
470 Central Pacific Financial Corp 13,653
29,604 Citigroup, Inc 2,083,826
167 Citizens & Northern Corp 3,106
7,652 Citizens Financial Group, Inc 334,852
63 Citizens Financial Services, Inc 3,989
236 City Holding Co 27,961
157 Civista Bancshares, Inc 3,303
226 CNB Financial Corp 5,618
415 (a) Coastal Financial Corp 35,238
163 Colony Bankcorp, Inc 2,631
3,230 Columbia Banking System, Inc 87,242
599 (a) Columbia Financial, Inc 9,470
2,351 Comerica, Inc 145,409
2,157 Commerce Bancshares, Inc 134,403
1,009 Community Bank System, Inc 62,235
238 Community Trust Bancorp, Inc 12,621
422 ConnectOne Bancorp, Inc 9,668
858 (a) CrossFirst Bankshares, Inc 12,999
1,101 Cullen/Frost Bankers, Inc 147,809
438 (a) Customers Bancorp, Inc 21,322
2,357 CVB Financial Corp 50,463
611 Dime Community Bancshares, Inc 18,779
638 Eagle Bancorp, Inc 16,607
2,308 East West Bancorp, Inc 221,014
2,944 Eastern Bankshares, Inc 50,784
147 Enterprise Bancorp, Inc 5,812
424 Enterprise Financial Services Corp 23,914
161 Equity Bancshares, Inc 6,830
105 Esquire Financial Holdings, Inc 8,347
227 ESSA Bancorp, Inc 4,426
193 Farmers & Merchants Bancorp, Inc 5,684
378 Farmers National Banc Corp 5,375
560 FB Financial Corp 28,846
10,535 Fifth Third Bancorp 445,420
202 Financial Institutions, Inc 5,513
440 First Bancorp 19,347
3,399 First BanCorp 63,187
162 First Bancorp, Inc 4,431
201 First Bancshares, Inc 7,035
354 First Bank 4,981
586 First Busey Corp 13,812
87 First Business Financial Services, Inc 4,027
177 First Citizens Bancshares, Inc (Class A) 374,005
1,371 First Commonwealth Financial Corp 23,197
242 First Community Bancshares, Inc 10,077
1,705 First Financial Bancorp 45,830
2,288 First Financial Bankshares, Inc 82,482
445 First Foundation, Inc 2,763
2,293 First Hawaiian, Inc 59,503

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
8,270 First Horizon National Corp $ 166,558
1,459 First Interstate BancSystem, Inc 47,374
960 First Merchants Corp 38,294
93 First Mid Bancshares, Inc 3,424
321 First of Long Island Corp 3,749
170 (a) First Western Financial, Inc 3,324
177 Five Star Bancorp 5,326
358 Flushing Financial Corp 5,112
5,298 FNB Corp 78,304
2,673 Fulton Financial Corp 51,535
158 (a) FVCBankcorp, Inc 1,986
325 German American Bancorp, Inc 13,072
1,648 Glacier Bancorp, Inc 82,763
26 Great Southern Bancorp, Inc 1,552
132 Greene County Bancorp, Inc 3,659
28 Guaranty Bancshares, Inc 969
1,685 Hancock Whitney Corp 92,203
484 Hanmi Financial Corp 11,432
1,147 HarborOne Bancorp, Inc 13,569
429 Heartland Financial USA, Inc 26,300
1,217 Heritage Commerce Corp 11,415
460 Heritage Financial Corp 11,270
1,168 Hilltop Holdings, Inc 33,440
22 Hingham Institution For Savings The 5,591
89 Home Bancorp, Inc 4,113
2,960 Home Bancshares, Inc 83,768
314 HomeStreet, Inc 3,586
265 HomeTrust Bancshares, Inc 8,925
1,956 Hope Bancorp, Inc 24,039
501 Horizon Bancorp, Inc 8,071
21,833 Huntington Bancshares, Inc 355,223
726 Independent Bank Corp 46,602
308 Independent Bank Corp 10,728
488 Independent Bank Group, Inc 29,607
843 International Bancshares Corp 53,244
164 John Marshall Bancorp, Inc 3,293
43,481 JPMorgan Chase & Co 10,422,831
2,079 Kearny Financial Corp 14,719
16,007 Keycorp 274,360
525 Lakeland Financial Corp 36,099
485 Live Oak Bancshares, Inc 19,182
2,601 M&T Bank Corp 489,014
226 Mercantile Bank Corp 10,055
224 Metrocity Bankshares, Inc 7,157
101 (a) Metropolitan Bank Holding Corp 5,898
129 Mid Penn Bancorp, Inc 3,720
324 Midland States Bancorp, Inc 7,906
169 MidWestOne Financial Group, Inc 4,921
142 MVB Financial Corp 2,939
535 National Bank Holdings Corp 23,037
243 National Bankshares, Inc 6,977
669 NBT Bancorp, Inc 31,951
3,925 New York Community Bancorp, Inc 36,620
140 Nicolet Bankshares, Inc 14,687
90 Northeast Bank 8,256
643 Northfield Bancorp, Inc 7,472
1,369 Northwest Bancshares, Inc 18,057
48,563 (a) NU Holdings Ltd 503,113
714 OceanFirst Financial Corp 12,923
596 OFG Bancorp 25,223
3,793 Old National Bancorp 82,327
432 Old Second Bancorp, Inc 7,681

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
249 Origin Bancorp, Inc $ 8,289
111 Orrstown Financial Services, Inc 4,064
1,405 Pacific Premier Bancorp, Inc 35,013
205 Park National Corp 35,143
126 Parke Bancorp, Inc 2,584
513 Pathward Financial, Inc 37,747
144 PCB Bancorp 2,915
259 Peapack Gladstone Financial Corp 8,301
532 Peoples Bancorp, Inc 16,859
101 Peoples Financial Services Corp 5,169
1,330 Pinnacle Financial Partners, Inc 152,139
226 (a) Pioneer Bancorp, Inc 2,604
6,170 PNC Financial Services Group, Inc 1,189,885
420 (a) Ponce Financial Group, Inc 5,460
1,252 Popular, Inc 117,763
188 Preferred Bank 16,239
586 Premier Financial Corp 14,984
169 Primis Financial Corp 1,971
1,690 Prosperity Bancshares, Inc 127,342
1,724 Provident Financial Services, Inc 32,532
190 QCR Holdings, Inc 15,322
104 RBB Bancorp 2,131
91 Red River Bancshares, Inc 4,912
13,998 Regions Financial Corp 329,233
769 Renasant Corp 27,492
146 Republic Bancorp, Inc (Class A) 10,201
540 S&T Bancorp, Inc 20,639
495 Sandy Spring Bancorp, Inc 16,686
977 Seacoast Banking Corp of Florida 26,897
726 ServisFirst Bancshares, Inc 61,521
130 Shore Bancshares, Inc 2,061
192 Sierra Bancorp 5,553
1,550 Simmons First National Corp (Class A) 34,379
116 SmartFinancial, Inc 3,594
138 South Plains Financial, Inc 4,796
101 (a) Southern First Bancshares, Inc 4,015
86 Southern Missouri Bancorp, Inc 4,934
432 Southside Bancshares, Inc 13,720
1,456 SouthState Corp 144,843
522 Stellar Bancorp, Inc 14,799
346 (a) Sterling Bancorp, Inc 1,647
421 Stock Yards Bancorp, Inc 30,148
2,625 Synovus Financial Corp 134,479
932 (a) Texas Capital Bancshares, Inc 72,882
143 TFS Financial Corp 1,796
192 (a) Third Coast Bancshares, Inc 6,518
229 Tompkins Trustco, Inc 15,533
996 Towne Bank 33,924
618 Trico Bancshares 27,007
513 (a) Triumph Financial, Inc 46,621
20,668 Truist Financial Corp 896,578
277 TrustCo Bank Corp NY 9,227
1,035 Trustmark Corp 36,608
685 UMB Financial Corp 77,309
1,802 United Bankshares, Inc 67,665
1,315 United Community Banks, Inc 42,488
364 Univest Financial Corp 10,742
24,195 US Bancorp 1,157,247
328 USCB Financial Holdings, Inc 5,822
6,140 Valley National Bancorp 55,628
1,054 Veritex Holdings, Inc 28,627
741 Washington Federal, Inc 23,890

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
232 Washington Trust Bancorp, Inc $ 7,273
2,747 Webster Financial Corp 151,689
51,635 Wells Fargo & Co 3,626,842
875 WesBanco, Inc 28,473
239 West Bancorporation, Inc 5,174
533 Westamerica Bancorporation 27,961
1,585 Western Alliance Bancorp 132,411
940 Wintrust Financial Corp 117,227
1,054 WSFS Financial Corp 55,999
2,395 Zions Bancorporation 129,929
TOTAL BANKS 33,326,414
CAPITAL GOODS - 6.4%
2,107 (a) 3D Systems Corp 6,911
8,476 3M Co 1,094,167
1,763 A.O. Smith Corp 120,254
1,086 Aaon, Inc 127,800
511 (a) AAR Corp 31,314
470 Acuity Brands, Inc 137,301
1,058 Advanced Drainage Systems, Inc 122,305
1,906 Aecom Technology Corp 203,599
407 (a) Aerovironment, Inc 62,633
149 (a) AerSale Corp 939
840 AGCO Corp 78,523
1,501 Air Lease Corp 72,363
148 Alamo Group, Inc 27,515
620 Albany International Corp (Class A) 49,581
1,346 Allegion plc 175,895
197 Allied Motion Technologies, Inc 4,783
1,313 Allison Transmission Holdings, Inc 141,883
330 (b) Alta Equipment Group, Inc 2,158
512 (a) Ameresco, Inc 12,022
520 (a) American Superconductor Corp 12,808
254 (a) American Woodmark Corp 20,201
3,546 Ametek, Inc 639,202
3,356 (a) API Group Corp 120,715
438 Apogee Enterprises, Inc 31,278
567 Applied Industrial Technologies, Inc 135,779
2,056 (a) Archer Aviation, Inc 20,046
909 Arcosa, Inc 87,937
244 Argan, Inc 33,438
564 Armstrong World Industries, Inc 79,710
2,492 (a) Array Technologies, Inc 15,052
334 Astec Industries, Inc 11,222
340 (a) Astronics Corp 5,426
587 Atkore, Inc 48,985
1,242 Atmus Filtration Technologies, Inc 48,662
1,101 (a) Axon Enterprise, Inc 654,346
2,171 (a) AZEK Co, Inc 103,057
406 AZZ, Inc 33,260
782 Barnes Group, Inc 36,957
1,000 (a) Beacon Roofing Supply, Inc 101,580
632 (a),(b) Blink Charging Co 878
2,944 (a),(b) Bloom Energy Corp 65,386
494 (a) Blue Bird Corp 19,083
166 (a) BlueLinx Holdings, Inc 16,959
10,818 (a) Boeing Co 1,914,786
597 Boise Cascade Co 70,959
145 (a) Bowman Consulting Group Ltd 3,618
287 Brookfield Business Corp 6,963
1,929 (a) Builders FirstSource, Inc 275,712
1,363 BWX Technologies, Inc 151,825
228 Cadre Holdings, Inc 7,364

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
687 Carlisle Cos, Inc $ 253,393
12,768 Carrier Global Corp 871,544
7,524 Caterpillar, Inc 2,729,406
8,360 (a),(b) ChargePoint Holdings, Inc 8,945
669 (a) Chart Industries, Inc 127,672
11,796 CNH Industrial NV 133,649
413 Columbus McKinnon Corp 15,380
575 Comfort Systems USA, Inc 243,834
597 (a) Commercial Vehicle Group, Inc 1,481
708 (a) Concrete Pumping Holdings, Inc 4,715
531 (a) Construction Partners, Inc 46,972
2,541 (a) Core & Main, Inc 129,362
775 Crane Co 117,606
225 CSW Industrials, Inc 79,380
2,133 Cummins, Inc 743,564
616 Curtiss-Wright Corp 218,600
688 (a),(b) Custom Truck One Source, Inc 3,309
3,938 Deere & Co 1,668,531
1,637 (a) DNOW, Inc 21,297
1,811 Donaldson Co, Inc 121,971
347 Douglas Dynamics, Inc 8,200
2,162 Dover Corp 405,591
160 (a) Ducommun, Inc 10,186
240 (a) DXP Enterprises, Inc 19,829
486 (a) Dycom Industries, Inc 84,593
6,138 Eaton Corp plc 2,037,018
709 EMCOR Group, Inc 321,815
8,763 Emerson Electric Co 1,085,999
738 (a) Energy Recovery, Inc 10,849
1,905 (a),(b) Energy Vault Holdings, Inc 4,343
917 Enerpac Tool Group Corp 37,680
681 EnerSys 62,945
2,221 (a),(b) Enovix Corp 24,142
330 EnPro Industries, Inc 56,908
752 Esab Corp 90,195
502 ESCO Technologies, Inc 66,871
749 (a) Everus Construction Group, Inc 49,247
8,921 Fastenal Co 641,509
1,130 Federal Signal Corp 104,401
3,107 Ferguson Enterprises, Inc 539,282
2,325 Flowserve Corp 133,734
503 (a),(b) Fluence Energy, Inc 7,988
2,585 (a) Fluor Corp 127,492
5,137 Fortive Corp 385,275
2,085 Fortune Brands Innovations, Inc 142,468
719 Franklin Electric Co, Inc 70,067
1,534 FTAI Aviation Ltd 220,957
478 (a),(b) FuelCell Energy, Inc 4,321
2,911 (a) Gates Industrial Corp plc 59,879
491 GATX Corp 76,085
4,209 GE Vernova, Inc 1,384,466
915 (a) Generac Holdings, Inc 141,871
4,187 General Dynamics Corp 1,103,233
16,776 General Electric Co 2,798,069
567 (a) Gibraltar Industries, Inc 33,396
187 Global Industrial Co 4,636
829 (a) GMS, Inc 70,324
368 Gorman-Rupp Co 13,955
2,632 Graco, Inc 221,851
2,996 (a) GrafTech International Ltd 5,183
696 Granite Construction, Inc 61,046
890 (a) Great Lakes Dredge & Dock Corp 10,048

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
648 Greenbrier Cos, Inc $ 39,522
552 Griffon Corp 39,341
627 H&E Equipment Services, Inc 30,698
2,020 (a) Hayward Holdings, Inc 30,886
760 HEICO Corp 180,682
1,362 HEICO Corp (Class A) 253,441
629 Helios Technologies, Inc 28,079
413 Herc Holdings, Inc 78,193
1,552 Hexcel Corp 97,310
1,406 Hillenbrand, Inc 43,277
1,910 (a) Hillman Solutions Corp 18,603
9,972 Honeywell International, Inc 2,252,575
6,274 Howmet Aerospace, Inc 686,187
789 Hubbell, Inc 330,504
699 (a) Hudson Technologies, Inc 3,900
625 Huntington Ingalls Industries, Inc 118,106
1,987 (a) Hyliion Holdings Corp 5,186
158 Hyster-Yale Materials Handling, Inc 8,047
1,168 IDEX Corp 244,451
137 (a) IES Holdings, Inc 27,532
4,514 Illinois Tool Works, Inc 1,144,570
6,224 Ingersoll Rand, Inc 563,023
289 Insteel Industries, Inc 7,806
1,294 ITT, Inc 184,887
2,008 (a) Janus International Group, Inc 14,759
1,178 (a) JELD-WEN Holding, Inc 9,648
486 John Bean Technologies Corp 61,771
10,192 Johnson Controls International plc 804,455
166 Kadant, Inc 57,268
172 Karat Packaging, Inc 5,205
1,307 Kennametal, Inc 31,394
1,903 (a) Kratos Defense & Security Solutions, Inc 50,201
2,973 L3Harris Technologies, Inc 625,162
192 (a) Lawson Products, Inc 6,605
469 Lennox International, Inc 285,762
1,065 (a) Leonardo DRS, Inc 34,410
153 (a) Limbach Holdings, Inc 13,088
954 Lincoln Electric Holdings, Inc 178,846
165 Lindsay Corp 19,521
385 (a) Loar Holdings, Inc 28,455
3,312 Lockheed Martin Corp 1,609,433
385 LSI Industries, Inc 7,477
478 Luxfer Holdings plc 6,257
539 (a) Manitowoc Co, Inc 4,921
3,278 Masco Corp 237,884
1,042 (a) Mastec, Inc 141,858
2,359 (a) Masterbrand, Inc 34,465
379 McGrath RentCorp 42,380
952 (a) Mercury Computer Systems, Inc 39,984
820 (a) Middleby Corp 111,069
168 Miller Industries, Inc 10,980
500 Moog, Inc (Class A) 98,420
1,441 (a) MRC Global, Inc 18,416
524 MSC Industrial Direct Co (Class A) 39,138
1,766 Mueller Industries, Inc 140,150
2,381 Mueller Water Products, Inc (Class A) 53,572
301 (a) MYR Group, Inc 44,780
76 National Presto Industries, Inc 7,480
2,162 (a) NEXTracker, Inc 78,978
935 Nordson Corp 195,639
2,138 Northrop Grumman Corp 1,003,342
149 (a) Northwest Pipe Co 7,191

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,440 (a),(b) NuScale Power Corp $ 25,819
2,708 nVent Electric plc 184,577
44 Omega Flex, Inc 1,847
1,192 Oshkosh Corp 113,323
6,147 Otis Worldwide Corp 569,274
1,236 Owens Corning, Inc 210,516
7,922 PACCAR, Inc 824,046
291 Park Aerospace Corp 4,263
1,974 Parker-Hannifin Corp 1,255,523
2,557 Pentair plc 257,336
9,728 (a) Plug Power, Inc 20,721
141 Powell Industries, Inc 31,253
51 Preformed Line Products Co 6,517
729 Primoris Services Corp 55,696
509 (a) Proto Labs, Inc 19,897
492 Quanex Building Products Corp 11,926
2,272 Quanta Services, Inc 718,066
477 (a) RBC Bearings, Inc 142,690
1,033 Regal-Beloit Corp 160,249
2,451 (a) Resideo Technologies, Inc 56,496
562 REV Group, Inc 17,911
4,108 (a),(b) Rocket Lab USA, Inc 104,631
1,832 Rockwell Automation, Inc 523,567
20,544 RTX Corp 2,377,352
216 Rush Enterprises, Inc 11,759
1,036 Rush Enterprises, Inc (Class A) 56,762
2,324 Sensata Technologies Holding plc 63,678
2,046 (a) SES AI Corp 4,481
2,761 (a) Shoals Technologies Group, Inc 15,268
514 Shyft Group, Inc 6,034
695 Simpson Manufacturing Co, Inc 115,252
727 (a) SiteOne Landscape Supply, Inc 95,797
785 Snap-On, Inc 266,492
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 64,445
647 (a) SPX Technologies, Inc 94,151
195 Standex International Corp 36,463
2,281 Stanley Black & Decker, Inc 183,141
394 (a) Sterling Construction Co, Inc 66,369
3,438 (a) Sunrun, Inc 31,802
328 Tecnoglass, Inc 26,017
268 Tennant Co 21,850
939 Terex Corp 43,401
2,800 Textron, Inc 214,172
509 (a) Thermon Group Holdings, Inc 14,644
881 Timken Co 62,877
638 (a) Titan International, Inc 4,332
282 (a) Titan Machinery, Inc 3,985
1,552 Toro Co 124,315
3,437 Trane Technologies plc 1,269,456
121 (a) Transcat, Inc 12,795
849 TransDigm Group, Inc 1,075,921
1,924 (a) Trex Co, Inc 132,814
1,374 Trinity Industries, Inc 48,227
1,063 (a) Triumph Group, Inc 19,836
1,186 (a) Tutor Perini Corp 28,701
901 UFP Industries, Inc 101,498
1,027 United Rentals, Inc 723,460
156 (a) V2X, Inc 7,461
262 Valmont Industries, Inc 80,348
5,651 Vertiv Holdings Co 642,010
339 (a) Vicor Corp 16,380
424 (a),(b) Virgin Galactic Holdings, Inc 2,493

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
652 W.W. Grainger, Inc $ 687,241
918 Wabash National Corp 15,725
535 Watsco, Inc 253,531
406 Watts Water Technologies, Inc (Class A) 82,540
605 WESCO International, Inc 109,481
2,630 Westinghouse Air Brake Technologies Corp 498,622
3,090 (a) WillScot Mobile Mini Holdings Corp 103,361
893 Woodward Inc 148,613
576 (a) Xometry, Inc 24,572
3,674 Xylem, Inc 426,257
2,011 Zurn Elkay Water Solutions Corp 75,010
TOTAL CAPITAL GOODS 56,008,204
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
1,238 ABM Industries, Inc 63,361
1,696 ACCO Brands Corp 8,904
1,880 (a) ACV Auctions, Inc 40,608
7,145 Alight, Inc 49,443
1,852 (a) Amentum Holdings, Inc 38,948
271 Aris Water Solution, Inc 6,490
343 (a) Asure Software, Inc 3,228
6,304 Automatic Data Processing, Inc 1,845,370
440 Barrett Business Services, Inc 19,114
261 (a),(b) BlackSky Technology, Inc 2,816
1,951 Booz Allen Hamilton Holding Corp 251,094
329 (a) BrightView Holdings, Inc 5,261
599 Brink's Co 55,569
1,738 Broadridge Financial Solutions, Inc 392,944
343 (a) CACI International, Inc (Class A) 138,593
801 (a) Casella Waste Systems, Inc (Class A) 84,754
778 (a) CBIZ, Inc 63,664
375 (a) CECO Environmental Corp 11,336
2,239 (a) Ceridian HCM Holding, Inc 162,641
270 (a) Cimpress plc 19,364
5,304 Cintas Corp 969,041
3,616 (a),(b) Clarivate plc 18,369
819 (a) Clean Harbors, Inc 188,485
177 Compx International, Inc 4,629
696 Concentrix Corp 30,116
3,045 (a) Conduent, Inc 12,302
13,131 (a) Copart, Inc 753,588
2,056 (a) CoreCivic, Inc 44,697
128 CRA International, Inc 23,962
520 CSG Systems International, Inc 26,577
754 Deluxe Corp 17,033
633 (a) Driven Brands Holdings, Inc 10,217
3,839 Dun & Bradstreet Holdings, Inc 47,834
394 Ennis, Inc 8,309
1,977 Equifax, Inc 503,838
2,555 (a) ExlService Holdings, Inc 113,391
944 Exponent, Inc 84,110
804 (a) First Advantage Corp 15,059
178 (a) Forrester Research, Inc 2,789
148 (a) Franklin Covey Co 5,562
524 (a) FTI Consulting, Inc 100,152
2,727 Genpact Ltd 117,125
1,562 (a) GEO Group, Inc 43,705
1,393 (a) Harsco Corp 10,726
1,153 (a) Healthcare Services Group 13,392
286 Heidrick & Struggles International, Inc 12,673
1,168 Herman Miller, Inc 26,385
757 HNI Corp 38,130
334 (a) Huron Consulting Group, Inc 41,503

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
282 ICF International, Inc $ 33,617
404 (a),(b) Innodata, Inc 15,966
674 Insperity, Inc 52,242
961 Interface, Inc 23,400
1,852 Jacobs Solutions, Inc 247,464
2,207 KBR, Inc 127,852
654 Kelly Services, Inc (Class A) 9,117
366 Kforce, Inc 20,752
1,048 Korn/Ferry International 70,688
1,550 (a) Legalzoom.com, Inc 11,641
2,075 Leidos Holdings, Inc 298,925
484 (a) Liquidity Services, Inc 15,628
931 Manpower, Inc 53,737
491 Matthews International Corp (Class A) 13,591
902 MAXIMUS, Inc 67,334
361 (a) Montrose Environmental Group, Inc 6,697
529 MSA Safety, Inc 87,692
896 (a) NV5 Global, Inc 16,881
2,200 (a) OPENLANE, Inc 43,648
633 (a) Parsons Corp 58,394
4,861 Paychex, Inc 681,609
737 Paycom Software, Inc 151,063
779 (a) Paycor HCM, Inc 14,466
665 (a) Paylocity Holding Corp 132,648
2,896 Pitney Bowes, Inc 20,967
2,398 (a) Planet Labs PBC 9,688
2,775 RB Global, Inc 250,333
3,116 Republic Services, Inc 626,877
514 Resources Connection, Inc 4,384
1,790 Robert Half International, Inc 126,123
4,273 Rollins, Inc 198,054
822 Science Applications International Corp 91,883
2,991 SS&C Technologies Holdings, Inc 226,658
1,776 Steelcase, Inc (Class A) 20,992
4,060 Tetra Tech, Inc 161,750
3,000 TransUnion 278,130
480 TriNet Group, Inc 43,570
645 (a) TrueBlue, Inc 5,418
369 TTEC Holdings, Inc 1,841
237 Unifirst Corp 40,548
1,953 (a) Upwork, Inc 31,932
3,839 Veralto Corp 391,002
2,119 Verisk Analytics, Inc 583,636
2,291 (a) Verra Mobility Corp 55,396
2,027 Vestis Corp 30,891
440 (a) Viad Corp 18,704
134 VSE Corp 12,743
6,145 Waste Management, Inc 1,240,000
116 (a) Willdan Group, Inc 4,418
684 (a) WNS Holdings Ltd 32,415
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,310,606
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.9%
426 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 3,480
780 (a) Abercrombie & Fitch Co (Class A) 116,587
1,229 Academy Sports & Outdoors, Inc 70,704
887 Advance Auto Parts, Inc 41,946
288 A-Mark Precious Metals, Inc 7,891
144,526 (a) Amazon.com, Inc 31,707,559
2,547 American Eagle Outfitters, Inc 42,459
122 (a) America's Car-Mart, Inc 6,253
758 Arhaus, Inc 7,125
1,783 Arko Corp 11,750

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
346 (a) Asbury Automotive Group, Inc $ 84,088
396 (a) Autonation, Inc 67,257
262 (a) Autozone, Inc 838,924
1,577 (a),(b) BARK, Inc 2,902
3,569 Bath & Body Works, Inc 138,370
3,356 Best Buy Co, Inc 287,945
455 (a) Boot Barn Holdings, Inc 69,078
526 Buckle, Inc 26,726
200 Build-A-Bear Workshop, Inc 9,208
1,002 (a) Burlington Stores, Inc 285,630
331 Caleres, Inc 7,666
670 Camping World Holdings, Inc 14,124
2,435 (a) Carmax, Inc 199,086
1,667 (a) Carvana Co 339,001
18,273 (a) Coupang, Inc 401,641
892 Designer Brands, Inc 4,763
919 (a) Destination XL Group, Inc 2,472
825 Dick's Sporting Goods, Inc 188,793
77 (b) Dillard's, Inc (Class A) 33,244
7,590 eBay, Inc 470,201
1,875 (a) Etsy, Inc 99,169
1,181 (a) EVgo, Inc 4,783
948 (a) Five Below, Inc 99,502
1,672 (a) Floor & Decor Holdings, Inc 166,698
1,404 Foot Locker, Inc 30,551
5,773 (a) GameStop Corp (Class A) 180,926
3,094 Gap, Inc 73,111
127 (a) Genesco, Inc 5,429
2,011 Genuine Parts Co 234,804
363 (a) GigaCloud Technology, Inc 6,723
228 Group 1 Automotive, Inc 96,097
934 (a) GrowGeneration Corp 1,578
286 Haverty Furniture Cos, Inc 6,366
15,247 Home Depot, Inc 5,930,931
1,622 (b) Kohl's Corp 22,773
221 (a) Lands' End, Inc 2,904
2,409 (a) Leslie's, Inc 5,372
381 Lithia Motors, Inc (Class A) 136,181
3,983 LKQ Corp 146,375
8,843 Lowe's Cos, Inc 2,182,452
4,222 Macy's, Inc 71,478
389 (a) MarineMax, Inc 11,262
566 Monro Muffler, Inc 14,037
276 Murphy USA, Inc 138,483
1,406 (a) National Vision Holdings, Inc 14,651
1,826 Nordstrom, Inc 44,098
740 (a) ODP Corp 16,828
1,041 (a) Ollie's Bargain Outlet Holdings, Inc 114,229
180 (a),(b) OneWater Marine, Inc 3,128
880 (a) O'Reilly Automotive, Inc 1,043,504
752 (a),(b) Overstock.com, Inc 3,707
256 Penske Auto Group, Inc 39,025
1,122 (a) Petco Health & Wellness Co, Inc 4,275
606 Pool Corp 206,610
610 (a) Revolve Group, Inc 20,429
219 (a) RH 86,196
4,896 Ross Stores, Inc 740,618
1,437 (a) Sally Beauty Holdings, Inc 15,017
406 Shoe Carnival, Inc 13,430
583 Signet Jewelers Ltd 47,054
441 (a) Sleep Number Corp 6,721
345 Sonic Automotive, Inc (Class A) 21,856

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,508 (a) Stitch Fix, Inc $ 6,499
1,347 (a) ThredUp, Inc 1,872
297 (a) Tilly's, Inc 1,262
17,262 TJX Cos, Inc 2,085,422
8,640 Tractor Supply Co 458,438
735 (a) Ulta Beauty, Inc 319,674
941 Upbound Group, Inc 27,449
1,237 (a) Urban Outfitters, Inc 67,887
2,150 (a) Valvoline, Inc 77,787
1,365 (a) Victoria's Secret & Co 56,538
1,287 (a) Warby Parker, Inc 31,158
1,297 (a),(b) Wayfair, Inc 57,483
203 Weyco Group, Inc 7,623
2,040 Williams-Sonoma, Inc 377,767
37 Winmark Corp 14,544
314 (a) Zumiez, Inc 6,019
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 51,193,656
CONSUMER DURABLES & APPAREL - 1.0%
338 Acushnet Holdings Corp 24,025
213 (a) Amer Sports, Inc 5,956
1,083 (a) AMMO, Inc 1,191
285 (a) Beazer Homes USA, Inc 7,826
353 (a) BK LC Lux Finco 2 Sarl 20,001
974 Brunswick Corp 62,998
2,097 (a) Callaway Golf Co 16,482
1,736 (a) Capri Holdings Ltd 36,560
450 Carter's, Inc 24,386
132 (a) Cavco Industries, Inc 58,902
279 Century Communities, Inc 20,467
307 Clarus Corp 1,385
604 (b) Columbia Sportswear Co 50,694
761 (b) Cricut, Inc 4,338
929 (a) Crocs, Inc 101,753
2,357 (a) Deckers Outdoor Corp 478,683
4,614 DR Horton, Inc 645,129
197 (a),(b) Dream Finders Homes, Inc 4,584
327 Ethan Allen Interiors, Inc 9,192
2,133 (a) Figs, Inc 13,203
389 (a) Funko, Inc 5,209
2,304 (a) Garmin Ltd 475,223
682 (a) G-III Apparel Group Ltd 22,247
1,998 (a) GoPro, Inc 2,178
426 (a) Green Brick Partners, Inc 24,065
6,162 (a) Hanesbrands, Inc 50,159
2,241 Hasbro, Inc 125,294
444 (a) Helen of Troy Ltd 26,565
81 (a) Hovnanian Enterprises, Inc 10,839
379 Installed Building Products, Inc 66,420
443 (a) iRobot Corp 3,433
75 Johnson Outdoors, Inc 2,475
943 KB Home 61,974
811 Kontoor Brands, Inc 69,268
706 (a) Latham Group, Inc 4,914
696 La-Z-Boy, Inc 30,325
2,404 Leggett & Platt, Inc 23,078
3,906 Lennar Corp (Class A) 532,661
224 Lennar Corp (Class B) 29,602
353 (a) LGI Homes, Inc 31,558
223 (a) Lovesac Co 5,276
1,828 (a) Lululemon Athletica, Inc 699,045
301 (a) M/I Homes, Inc 40,018
287 (a) Malibu Boats, Inc 10,788

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
156 Marine Products Corp $ 1,431
295 (a) MasterCraft Boat Holdings, Inc 5,626
4,838 (a) Mattel, Inc 85,778
529 Meritage Homes Corp 81,371
918 (a) Mohawk Industries, Inc 109,361
227 Movado Group, Inc 4,467
6,236 Newell Rubbermaid, Inc 62,111
18,705 Nike, Inc (Class B) 1,415,407
44 (a) NVR, Inc 359,872
276 Oxford Industries, Inc 21,743
4,992 (a) Peloton Interactive, Inc 43,430
792 Polaris Industries, Inc 45,635
3,194 Pulte Homes, Inc 347,827
766 PVH Corp 81,005
607 Ralph Lauren Corp 140,205
437 (a) Revelyst, Inc 8,404
200 Rocky Brands, Inc 4,560
1,024 (a) SharkNinja Global SPV Ltd 99,697
2,043 (a) Skechers U.S.A., Inc (Class A) 137,371
703 (a) Skyline Champion Corp 61,934
840 Smith & Wesson Brands, Inc 8,488
2,102 (a) Sonos, Inc 31,614
1,383 Steven Madden Ltd 58,805
272 Sturm Ruger & Co, Inc 9,621
3,292 Tapestry, Inc 215,066
1,558 (a) Taylor Morrison Home Corp 95,365
2,986 Tempur Sealy International, Inc 169,276
1,677 Toll Brothers, Inc 211,218
513 (a) TopBuild Corp 159,717
194 (a) Traeger, Inc 464
1,429 (a) Tri Pointe Homes, Inc 51,816
3,425 (a) Under Armour, Inc (Class A) 28,359
3,626 (a) Under Armour, Inc (Class C) 27,050
5,338 VF Corp 114,553
785 Whirlpool Corp 89,867
1,465 Wolverine World Wide, Inc 32,523
702 Worthington Industries, Inc 28,157
1,421 (a) YETI Holdings, Inc 54,723
TOTAL CONSUMER DURABLES & APPAREL 8,444,286
CONSUMER SERVICES - 2.3%
700 (a) Accel Entertainment, Inc 7,476
4,138 ADT, Inc 28,594
586 (a) Adtalem Global Education, Inc 53,238
6,675 (a) Airbnb, Inc 877,162
4,054 Aramark 151,255
631 (a) BALLY'S CORP 11,289
17 (a) Biglari Holdings, Inc (B Shares) 4,323
356 (a) BJ's Restaurants, Inc 12,508
1,539 Bloomin' Brands, Inc 18,791
516 Booking Holdings, Inc 2,563,705
1,079 Boyd Gaming Corp 78,271
1,041 (a) Bright Horizons Family Solutions, Inc 115,395
763 (a) Brinker International, Inc 100,937
3,464 (a) Caesars Entertainment, Inc 115,767
14,994 (a) Carnival Corp 373,651
234 Carriage Services, Inc 9,325
1,183 (a) Cava Group, Inc 133,442
702 (b) Cheesecake Factory 33,303
2,349 (a) Chegg, Inc 3,782
21,257 (a) Chipotle Mexican Grill, Inc (Class A) 1,281,797
430 (b) Choice Hotels International, Inc 61,051
947 Churchill Downs, Inc 126,462

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
1,836 (a) Coursera, Inc $ 15,606
463 Cracker Barrel Old Country Store, Inc 24,474
1,711 Darden Restaurants, Inc 319,427
792 (a),(b) Dave & Buster's Entertainment, Inc 23,118
1,168 (a) Denny's Corp 7,066
893 (a) Despegar.com Corp 17,190
266 Dine Brands Global Inc. 8,007
549 Domino's Pizza, Inc 230,448
5,300 (a) DoorDash, Inc 889,075
6,847 (a) DraftKings, Inc 254,708
576 (a) Duolingo, Inc 186,756
1,418 (a) Dutch Bros, Inc 74,275
302 (a) El Pollo Loco Holdings, Inc 3,485
38 (a),(c) Empire Resorts, Inc 0
281 (a) European Wax Center, Inc 1,874
1,316 (a) Everi Holdings, Inc 17,779
1,834 (a) Expedia Group, Inc 341,729
1,135 (a) Frontdoor, Inc 62,050
682 (a) Full House Resorts, Inc 2,783
1,807 (a) Global Business Travel Group I 16,769
229 Golden Entertainment, Inc 7,236
58 Graham Holdings Co 50,571
572 (a) Grand Canyon Education, Inc 93,694
2,195 H&R Block, Inc 115,984
1,409 (a) Hilton Grand Vacations, Inc 54,881
3,693 Hilton Worldwide Holdings, Inc 912,762
738 Hyatt Hotels Corp 115,851
357 (a) Inspired Entertainment, Inc 3,231
1,684 International Game Technology plc 29,739
431 Jack in the Box, Inc 17,947
1,311 (b) Krispy Kreme, Inc 13,018
89 (a) Kura Sushi USA, Inc 8,062
5,593 Las Vegas Sands Corp 287,256
1,806 (a) Laureate Education, Inc 33,032
619 (a) Life Time Group Holdings, Inc 13,692
1,373 (a) Light & Wonder, Inc 118,600
464 (a) Lindblad Expeditions Holdings, Inc 5,503
3,440 Marriott International, Inc (Class A) 959,554
418 Marriott Vacations Worldwide Corp 37,536
11,071 McDonald's Corp 3,209,372
3,967 (a) MGM Resorts International 137,457
844 (a) Mister Car Wash, Inc 6,153
173 Monarch Casino & Resort, Inc 13,650
911 (a),(b) Nerdy, Inc 1,476
6,767 (a) Norwegian Cruise Line Holdings Ltd 174,115
353 (a) ONE Group Hospitality, Inc 1,024
1,026 OneSpaWorld Holdings Ltd 20,417
565 (b) Papa John's International, Inc 23,205
2,314 (a) Penn National Gaming, Inc 45,863
1,137 Perdoceo Education Corp 30,096
1,475 (a) Planet Fitness, Inc 145,833
525 (a),(b) Portillo's, Inc 4,935
592 (a) Potbelly Corp 5,577
142 RCI Hospitality Holdings, Inc 8,161
924 Red Rock Resorts, Inc 42,726
3,626 Royal Caribbean Cruises Ltd 836,482
822 (a) Rush Street Interactive, Inc 11,278
5,391 (a) Sabre Corp 19,677
764 (a) SeaWorld Entertainment, Inc 42,929
2,355 Service Corp International 187,976
596 (a) Shake Shack, Inc 77,361
794 Six Flags Entertainment Corp 38,263

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
17,583 Starbucks Corp $ 1,604,449
403 Strategic Education, Inc 37,648
644 (a) Stride, Inc 66,931
1,928 Super Group SGHC Ltd 12,011
1,443 (a) Sweetgreen, Inc 46,263
877 (a) Target Hospitality Corp 8,476
1,055 Texas Roadhouse, Inc (Class A) 190,354
776 Travel & Leisure Co 39,149
1,149 (a) Udemy, Inc 9,456
434 (a) Universal Technical Institute, Inc 11,158
600 Vail Resorts, Inc 112,470
2,362 Wendy's Co 38,501
472 Wingstop, Inc 134,142
1,311 Wyndham Hotels & Resorts, Inc 132,136
1,549 Wynn Resorts Ltd 133,462
268 (a),(b) Xponential Fitness, Inc 3,605
4,283 Yum! Brands, Inc 574,607
TOTAL CONSUMER SERVICES 19,775,136
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
5,179 Albertsons Cos, Inc 101,716
418 Andersons, Inc 16,937
2,151 (a) BJ's Wholesale Club Holdings, Inc 192,192
550 Casey's General Stores, Inc 217,926
515 (a) Chefs' Warehouse, Inc 25,400
6,811 Costco Wholesale Corp 6,240,715
3,152 Dollar General Corp 238,985
3,377 (a) Dollar Tree, Inc 253,072
1,460 (a) Grocery Outlet Holding Corp 22,791
626 (a) HF Foods Group, Inc 2,009
213 Ingles Markets, Inc (Class A) 13,726
10,339 Kroger Co 632,230
2,675 (a) Maplebear, Inc 110,799
286 Natural Grocers by Vitamin Cottage, Inc 11,360
2,414 (a) Performance Food Group Co 204,104
385 Pricesmart, Inc 35,485
584 SpartanNash Co 10,699
1,641 (a) Sprouts Farmers Market, Inc 208,522
7,667 Sysco Corp 586,219
7,068 Target Corp 955,452
943 (a) United Natural Foods, Inc 25,753
3,431 (a) US Foods Holding Corp 231,455
127 Village Super Market (Class A) 4,050
9,068 Walgreens Boots Alliance, Inc 84,604
66,835 Walmart, Inc 6,038,542
218 Weis Markets, Inc 14,763
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,479,506
ENERGY - 3.4%
704 (a),(b) Amplify Energy Corp 4,224
5,480 Antero Midstream Corp 82,693
4,860 (a) Antero Resources Corp 170,343
5,314 APA Corp 122,700
2,039 Archrock, Inc 50,751
667 Ardmore Shipping Corp 8,104
937 (b) Atlas Energy Solutions, Inc 20,783
15,471 Baker Hughes Co 634,620
1,892 Berry Corp 7,814
3,755 (b) Borr Drilling Ltd 14,644
351 (a) Bristow Group, Inc 12,039
12,017 Cabot Oil & Gas Corp 306,914
845 Cactus, Inc 49,314
912 California Resources Corp 47,324
243 (a),(b) Centrus Energy Corp 16,186

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
3,416 ChampionX Corp $ 92,881
3,449 Cheniere Energy, Inc 741,087
3,168 Chesapeake Energy Corp 315,374
26,528 Chevron Corp 3,842,316
845 Chord Energy Corp 98,797
1,472 Civitas Resources, Inc 67,521
2,877 (a) Clean Energy Fuels Corp 7,221
2,191 (a) CNX Resources Corp 80,344
1,500 (b) Comstock Resources, Inc 27,330
20,594 ConocoPhillips 2,042,307
370 CONSOL Energy, Inc 39,472
809 Core Laboratories, Inc 14,004
1,895 Crescent Energy Co 27,686
583 CVR Energy, Inc 10,925
1,373 Delek US Holdings, Inc 25,400
9,048 Devon Energy Corp 296,141
2,136 DHT Holdings, Inc 19,843
2,815 Diamondback Energy, Inc 461,181
626 Diversified Energy Co plc 10,517
333 (a) DMC Global, Inc 2,448
395 Dorian LPG Ltd 9,626
1,673 DT Midstream, Inc 166,346
165 (a),(b) Empire Petroleum Corp 1,254
2,241 (a),(b) Encore Energy Corp 7,642
2,496 (a),(b) Energy Fuels, Inc 12,804
8,984 EOG Resources, Inc 1,101,259
9,444 EQT Corp 435,463
275 Excelerate Energy, Inc 8,319
1,226 (a) Expro Group Holdings NV 15,288
69,043 Exxon Mobil Corp 7,426,956
408 (b) FLEX LNG Ltd 9,360
226 (a) Forum Energy Technologies, Inc 3,501
400 FutureFuel Corp 2,116
1,788 Golar LNG Ltd 75,668
842 (a) Green Plains, Inc 7,982
179 (a) Gulfport Energy Operating Corp 32,972
345 (a) Hallador Energy Co 3,950
13,196 Halliburton Co 358,799
2,743 (a) Helix Energy Solutions Group, Inc 25,565
1,274 Helmerich & Payne, Inc 40,793
4,227 Hess Corp 562,233
2,393 HF Sinclair Corp 83,875
110 (b) HighPeak Energy, Inc 1,617
582 (a) Innovex International, Inc 8,131
685 International Seaways, Inc 24,619
29,605 Kinder Morgan, Inc 811,177
465 Kinetik Holdings, Inc 26,370
6,795 (a) Kosmos Energy Ltd 23,239
2,207 Liberty Energy, Inc 43,897
2,448 Magnolia Oil & Gas Corp 57,234
767 (a) Mammoth Energy Services, Inc 2,301
5,321 Marathon Petroleum Corp 742,279
1,952 Matador Resources Co 109,820
1,623 Murphy Oil Corp 49,112
146 (a) Nabors Industries Ltd 8,347
75 Nacco Industries, Inc (Class A) 2,237
790 (b) New Fortress Energy, Inc 11,945
2,497 (a) Newpark Resources, Inc 19,152
1,716 (a) NextDecade Corp 13,230
2,086 Noble Corp plc 65,500
3,490 Nordic American Tankers Ltd 8,725
1,326 Northern Oil and Gas, Inc 49,274

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
5,678 NOV, Inc $ 82,899
9,895 Occidental Petroleum Corp 488,912
1,532 (a) Oceaneering International, Inc 39,955
1,209 (a) Oil States International, Inc 6,118
9,126 ONEOK, Inc 916,250
4,162 Ovintiv, Inc 168,561
677 (a) Par Pacific Holdings, Inc 11,096
5,496 Patterson-UTI Energy, Inc 45,397
1,808 PBF Energy, Inc 48,002
1,975 Peabody Energy Corp 41,357
9,481 Permian Resources Corp 136,337
6,736 Phillips 66 767,432
1,367 (a) ProPetro Holding Corp 12,754
4,095 Range Resources Corp 147,338
475 Ranger Energy Services, Inc 7,353
276 (a) Rex American Resources Corp 11,506
151 Riley Exploration Permian, Inc 4,820
1,348 (a) Ring Energy, Inc 1,833
1,202 RPC, Inc 7,140
692 (a) Sable Offshore Corp 15,847
532 SandRidge Energy, Inc 6,230
22,757 Schlumberger Ltd 872,503
477 Scorpio Tankers, Inc 23,702
649 (a) SEACOR Marine Holdings, Inc 4,257
1,139 (a) Seadrill Ltd 44,341
988 Select Water Solutions, Inc 13,081
1,567 SFL Corp Ltd 16,015
1,209 Sitio Royalties Corp 23,189
1,884 SM Energy Co 73,024
678 Solaris Oilfield Infrastructure, Inc 19,513
1,711 (a) Talos Energy, Inc 16,614
3,335 Targa Resources Corp 595,298
6,806 TechnipFMC plc 196,966
1,069 Teekay Corp Ltd 7,408
376 Teekay Tankers Ltd 14,961
2,062 (a) Tetra Technologies, Inc 7,382
303 Texas Pacific Land Corp 335,106
854 (a) Tidewater, Inc 46,722
11,296 (a),(b) Transocean Ltd 42,360
4,698 (a) Uranium Energy Corp 31,430
1,000 Vaalco Energy, Inc 4,370
993 (a) Valaris Ltd 43,930
4,937 Valero Energy Corp 605,227
1,275 Viper Energy Partners LP 62,564
279 (a) Vital Energy, Inc 8,627
433 Vitesse Energy, Inc 10,825
2,083 (b) W&T Offshore, Inc 3,458
1,187 Weatherford International plc 85,025
18,816 Williams Cos, Inc 1,018,322
1,068 World Fuel Services Corp 29,381
TOTAL ENERGY 29,463,963
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
1,492 Acadia Realty Trust 36,047
1,175 Agree Realty Corp 82,779
1,192 Alexander & Baldwin, Inc 21,146
57 Alexander's, Inc 11,403
2,778 Alexandria Real Estate Equities, Inc 270,994
357 Alpine Income Property Trust, Inc 5,994
714 American Assets Trust, Inc 18,750
2,047 American Healthcare REIT, Inc 58,176
4,773 American Homes 4 Rent 178,606
7,199 American Tower Corp 1,320,369

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
4,437 Americold Realty Trust, Inc $ 94,952
1,848 (a) Apartment Investment and Management Co 16,798
2,947 Apple Hospitality REIT, Inc 45,236
1,769 Armada Hoffler Properties, Inc 18,097
2,181 AvalonBay Communities, Inc 479,755
2,348 Boston Properties, Inc 174,597
1,429 Braemar Hotels & Resorts, Inc 4,287
2,649 Brandywine Realty Trust 14,834
4,252 Brixmor Property Group, Inc 118,376
2,559 Broadstone Net Lease, Inc 40,586
572 BRT Apartments Corp 10,313
1,599 Camden Property Trust 185,548
1,679 CareTrust REIT, Inc 45,417
493 CBL & Associates Properties, Inc 14,499
275 Centerspace 18,191
919 Chatham Lodging Trust 8,225
707 City Office REIT, Inc 3,903
588 Clipper Realty, Inc 2,693
544 Community Healthcare Trust, Inc 10,450
1,123 Corporate Office Properties Trust 34,757
2,578 Cousins Properties, Inc 78,990
6,420 Crown Castle, Inc 582,679
273 CTO Realty Growth, Inc 5,381
3,658 CubeSmart 156,745
1,290 Curbline Properties Corp 29,954
3,453 DiamondRock Hospitality Co 31,181
4,925 Digital Realty Trust, Inc 873,350
5,068 Diversified Healthcare Trust 11,656
2,323 Douglas Emmett, Inc 43,115
1,427 Easterly Government Properties, Inc 16,211
673 EastGroup Properties, Inc 108,010
3,012 Empire State Realty Trust, Inc 31,084
787 EPR Properties 34,848
1,457 Equinix, Inc 1,373,791
2,701 Equity Lifestyle Properties, Inc 179,887
5,806 Equity Residential 416,639
2,334 Essential Properties Realty Trust, Inc 73,007
987 Essex Property Trust, Inc 281,729
3,336 Extra Space Storage, Inc 499,066
729 Farmland Partners, Inc 8,573
1,347 Federal Realty Investment Trust 150,797
1,998 First Industrial Realty Trust, Inc 100,160
1,235 Four Corners Property Trust, Inc 33,518
3,874 Gaming and Leisure Properties, Inc 186,572
763 Getty Realty Corp 22,989
475 Gladstone Commercial Corp 7,714
687 Gladstone Land Corp 7,454
1,151 Global Medical REIT, Inc 8,886
3,106 Global Net Lease, Inc 22,674
6,024 Healthcare Realty Trust, Inc 102,107
11,544 Healthpeak Properties, Inc 233,997
1,796 Highwoods Properties, Inc 54,922
11,131 Host Hotels & Resorts Inc 195,015
2,438 Hudson Pacific Properties, Inc 7,387
3,525 Independence Realty Trust, Inc 69,936
439 Innovative Industrial Properties, Inc 29,255
1,140 InvenTrust Properties Corp 34,348
9,349 Invitation Homes, Inc 298,888
4,580 Iron Mountain, Inc 481,404
2,053 JBG SMITH Properties 31,555
1,970 Kilroy Realty Corp 79,686
11,229 Kimco Realty Corp 263,095

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,663 Kite Realty Group Trust $ 92,454
1,307 Lamar Advertising Co 159,114
5,428 Lexington Realty Trust 44,075
768 Lineage, Inc 44,982
431 LTC Properties, Inc 14,891
3,615 Macerich Co 72,011
1,437 Mack-Cali Realty Corp 23,897
9,560 Medical Properties Trust, Inc 37,762
1,755 Mid-America Apartment Communities, Inc 271,270
460 National Health Investors, Inc 31,878
2,672 National Retail Properties, Inc 109,151
1,216 National Storage Affiliates Trust 46,099
215 (a) NET Lease Office Properties 6,710
1,149 NETSTREIT Corp 16,258
1,063 NexPoint Diversified Real Estate Trust 6,484
478 NexPoint Residential Trust, Inc 19,956
3,987 Omega Healthcare Investors, Inc 150,908
254 One Liberty Properties, Inc 6,919
1,512 Orion Office REIT, Inc 5,609
2,766 Outfront Media, Inc 49,069
3,099 Paramount Group, Inc 15,309
2,538 Park Hotels & Resorts, Inc 35,710
554 Peakstone Realty Trust 6,133
2,135 Pebblebrook Hotel Trust 28,929
1,776 Phillips Edison & Co, Inc 66,529
2,219 Piedmont Office Realty Trust, Inc 20,304
445 Plymouth Industrial REIT, Inc 7,921
255 Postal Realty Trust, Inc 3,328
1,459 PotlatchDeltic Corp 57,266
14,355 Prologis, Inc 1,517,323
2,513 Public Storage, Inc 752,493
2,525 Rayonier, Inc 65,902
13,249 Realty Income Corp 707,629
2,644 Regency Centers Corp 195,471
2,533 Retail Opportunity Investments Corp 43,973
3,142 Rexford Industrial Realty, Inc 121,470
1,824 RLJ Lodging Trust 18,623
875 Ryman Hospitality Properties, Inc 91,297
3,697 Sabra Health Care REIT, Inc 64,032
571 Safehold, Inc 10,552
370 Saul Centers, Inc 14,356
1,690 SBA Communications Corp 344,422
2,237 Service Properties Trust 5,682
4,972 Simon Property Group, Inc 856,228
645 SITE Centers Corp 9,862
1,013 SL Green Realty Corp 68,803
2,713 STAG Industrial, Inc 91,754
427 (a) Star Holdings 4,155
2,137 Summit Hotel Properties, Inc 14,638
1,974 Sun Communities, Inc 242,743
4,344 Sunstone Hotel Investors, Inc 51,433
1,735 Tanger Factory Outlet Centers, Inc 59,216
1,413 Terreno Realty Corp 83,565
5,209 UDR, Inc 226,123
567 UMH Properties, Inc 10,705
3,661 Uniti Group, Inc 20,135
198 Universal Health Realty Income Trust 7,368
2,537 Urban Edge Properties 54,545
6,423 Ventas, Inc 378,250
15,497 VICI Properties, Inc 452,667
3,062 Vornado Realty Trust 128,726
1,848 Washington REIT 28,219

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
9,257 (d) Welltower, Inc $ 1,166,660
11,281 Weyerhaeuser Co 317,560
550 Whitestone REIT 7,793
3,203 WP Carey, Inc 174,499
2,302 Xenia Hotels & Resorts, Inc 34,208
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,498,039
FINANCIAL SERVICES - 8.2%
906 (a) Acacia Research (Acacia Technologies) 3,932
125 AFC Gamma, Inc 1,041
488 Affiliated Managers Group, Inc 90,241
3,902 (a) Affirm Holdings, Inc 237,632
10,726 AGNC Investment Corp 98,786
243 Alerus Financial Corp 4,675
4,438 Ally Financial, Inc 159,812
8,571 American Express Co 2,543,787
1,524 Ameriprise Financial, Inc 811,423
253 Angel Oak Mortgage REIT, Inc 2,348
7,406 Annaly Capital Management, Inc 135,530
2,943 Apollo Commercial Real Estate Finance, Inc 25,486
8,064 Apollo Global Management, Inc 1,331,850
2,387 Arbor Realty Trust, Inc 33,060
645 Ares Commercial Real Estate Corp 3,799
2,756 Ares Management Corp 487,895
281 ARMOUR Residential REIT, Inc 5,300
870 Artisan Partners Asset Management, Inc 37,453
123 (a) Atlanticus Holdings Corp 6,861
2,445 (a) AvidXchange Holdings, Inc 25,281
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 16,398
11,189 Bank of New York Mellon Corp 859,651
28,104 (a) Berkshire Hathaway, Inc 12,738,981
5,076 BGC Group, Inc 45,989
2,250 BlackRock, Inc 2,306,497
2,460 Blackstone Mortgage Trust, Inc 42,829
10,894 Blackstone, Inc 1,878,343
8,568 (a) Block, Inc 728,194
7,723 Blue Owl Capital, Inc 179,637
829 Bread Financial Holdings, Inc 50,619
642 Brightsphere Investment Group, Inc 16,910
1,289 BrightSpire Capital, Inc 7,270
3,022 Burford Capital Ltd 38,530
1,450 Cannae Holdings, Inc 28,797
923 (a) Cantaloupe, Inc 8,778
5,921 Capital One Financial Corp 1,055,833
3,299 Carlyle Group, Inc 166,567
222 Cass Information Systems, Inc 9,082
1,493 Cboe Global Markets, Inc 291,732
22,838 Charles Schwab Corp 1,690,240
152 Chicago Atlantic Real Estate Finance, Inc 2,344
1,022 Chimera Investment Corp 14,308
1,435 Claros Mortgage Trust, Inc 6,486
5,480 CME Group, Inc 1,272,620
461 Cohen & Steers, Inc 42,569
3,032 (a) Coinbase Global, Inc 752,846
797 Compass Diversified Trust 18,395
326 (a) Consumer Portfolio Services, Inc 3,540
3,855 Corebridge Financial, Inc 115,380
1,043 (a) Corpay, Inc 352,972
79 (a) Credit Acceptance Corp 37,087
49 Diamond Hill Investment Group, Inc 7,600
2,419 DigitalBridge Group, Inc 27,286
3,958 Discover Financial Services 685,644
461 (a) Donnelley Financial Solutions, Inc 28,919

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
258 Dynex Capital, Inc $ 3,264
718 Ellington Financial, Inc 8,702
375 Enact Holdings, Inc 12,143
502 (a) Encore Capital Group, Inc 23,981
629 (a) Enova International, Inc 60,309
4,607 Equitable Holdings, Inc 217,312
1,475 Essent Group Ltd 80,299
728 (a) Euronet Worldwide, Inc 74,868
638 Evercore Partners, Inc (Class A) 176,847
941 EVERTEC, Inc 32,493
595 Factset Research Systems, Inc 285,767
139 Federal Agricultural Mortgage Corp 27,376
8,654 Fidelity National Information Services, Inc 698,984
556 FirstCash Holdings, Inc 57,602
8,812 (a) Fiserv, Inc 1,810,161
1,440 (a) Flywire Corp 29,693
2,063 (a) Forge Global Holdings, Inc 1,920
1,010 Franklin BSP Realty Trust, Inc 12,665
3,439 Franklin Resources, Inc 69,777
257 GCM Grosvenor, Inc 3,153
3,932 Global Payments, Inc 440,620
4,792 Goldman Sachs Group, Inc 2,743,995
938 Granite Point Mortgage Trust, Inc 2,617
905 (a) Green Dot Corp 9,629
562 Hamilton Lane, Inc 83,204
1,655 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 44,404
796 Houlihan Lokey, Inc 138,233
280 (a) I3 Verticals, Inc 6,451
1,603 Interactive Brokers Group, Inc (Class A) 283,202
8,670 Intercontinental Exchange, Inc 1,291,917
339 (a) International Money Express, Inc 7,061
6,004 Invesco Ltd 104,950
366 Invesco Mortgage Capital, Inc 2,946
1,116 Jack Henry & Associates, Inc 195,635
911 Jackson Financial, Inc 79,330
2,276 Janus Henderson Group plc 96,798
3,054 Jefferies Financial Group, Inc 239,434
10,402 KKR & Co, Inc 1,538,560
648 KKR Real Estate Finance Trust, Inc 6,545
1,766 Ladder Capital Corp 19,762
1,898 Lazard, Inc 97,709
1,618 (a) LendingClub Corp 26,195
196 (a) LendingTree, Inc 7,595
1,190 LPL Financial Holdings, Inc 388,547
644 MarketAxess Holdings, Inc 145,570
7,301 (a) Marqeta, Inc 27,671
12,673 Mastercard, Inc (Class A) 6,673,222
232 Merchants Bancorp 8,461
2,131 MFA Financial, Inc 21,715
4,548 MGIC Investment Corp 107,833
877 Moelis & Co 64,793
131 (a) Moneylion, Inc 11,267
2,406 Moody's Corp 1,138,928
18,049 Morgan Stanley 2,269,120
392 Morningstar, Inc 132,010
845 (a) Mr Cooper Group, Inc 81,128
1,191 MSCI, Inc (Class A) 714,612
6,024 Nasdaq Stock Market, Inc 465,715
1,245 Navient Corp 16,546
1,156 (a) NCR Corp ATM 39,212
212 Nelnet, Inc (Class A) 22,644
410 (a) NerdWallet, Inc 5,453

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,613 New York Mortgage Trust, Inc $ 9,775
298 NewtekOne, Inc 3,805
131 Nexpoint Real Estate Finance, Inc 2,055
1,272 (a) NMI Holdings, Inc 46,759
3,196 Northern Trust Corp 327,590
148 (a) Ocwen Financial Corp 4,545
1,689 OneMain Holdings, Inc 88,048
1,687 (a) Open Lending Corp 10,071
402 Orchid Island Capital, Inc 3,128
600 P10, Inc 7,566
3,227 (a) Pagseguro Digital Ltd 20,201
245 Patria Investments Ltd 2,849
3,424 (a) Payoneer Global, Inc 34,377
15,781 (a) PayPal Holdings, Inc 1,346,908
652 (a) Paysafe Ltd 11,149
1,316 (a) Paysign Inc 3,974
399 PennyMac Financial Services, Inc 40,754
1,723 PennyMac Mortgage Investment Trust 21,693
904 Perella Weinberg Partners 21,551
273 Piper Jaffray Cos 81,886
397 PJT Partners, Inc 62,651
719 (a) PRA Group, Inc 15,020
675 PROG Holdings, Inc 28,526
2,506 Radian Group, Inc 79,490
2,988 Raymond James Financial, Inc 464,126
1,941 Ready Capital Corp 13,238
1,612 Redwood Trust, Inc 10,526
143 Regional Management Corp 4,859
2,189 (a) Remitly Global, Inc 49,406
1,337 (a) Repay Holdings Corp 10,201
6,918 Rithm Capital Corp 74,922
10,457 (a) Robinhood Markets, Inc 389,628
2,233 (a) Rocket Cos, Inc 25,144
4,771 S&P Global, Inc 2,376,101
1,255 SEI Investments Co 103,512
83 (a) Sezzle, Inc 21,231
854 (a),(b) Shift4 Payments, Inc 88,628
184 Silvercrest Asset Management Group, Inc 3,384
3,536 SLM Corp 97,523
15,128 (a) SoFi Technologies, Inc 232,971
3,745 Starwood Property Trust, Inc 70,968
4,731 State Street Corp 464,348
809 StepStone Group, Inc 46,825
1,604 Stifel Financial Corp 170,152
4,668 (a) StoneCo Ltd 37,204
361 (a) StoneX Group, Inc 35,367
41 Sunrise Realty Trust, Inc 577
474 (a),(b) SWK Holdings Corp 7,518
6,441 Synchrony Financial 418,665
3,301 T Rowe Price Group, Inc 373,310
6,977 (a) Toast, Inc 254,312
867 TPG RE Finance Trust, Inc 7,370
1,233 TPG, Inc 77,482
1,734 Tradeweb Markets, Inc 227,015
1,156 Two Harbors Investment Corp 13,675
1,255 (a),(b) Upstart Holdings, Inc 77,270
1,161 (b) UWM Holdings Corp 6,815
208 (a) Velocity Financial, Inc 4,068
544 Victory Capital Holdings, Inc 35,610
1,409 Virtu Financial, Inc 50,273
115 Virtus Investment Partners, Inc 25,367
24,207 Visa, Inc (Class A) 7,650,380

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,567 Voya Financial, Inc $ 107,857
543 Walker & Dunlop, Inc 52,785
384 Waterstone Financial, Inc 5,161
5,021 Western Union Co 53,223
636 (a) WEX, Inc 111,504
1,867 WisdomTree, Inc 19,604
90 (a) World Acceptance Corp 10,120
6,368 XP, Inc 75,461
TOTAL FINANCIAL SERVICES 71,793,677
FOOD, BEVERAGE & TOBACCO - 2.2%
176 Alico, Inc 4,564
25,979 Altria Group, Inc 1,358,442
7,446 Archer-Daniels-Midland Co 376,172
1,190 (b) B&G Foods, Inc (Class A) 8,199
980 (a),(b) Beyond Meat, Inc 3,685
157 (a) Boston Beer Co, Inc (Class A) 47,097
349 (a),(b) BRC, Inc 1,106
711 Brown-Forman Corp (Class A) 26,798
3,077 Brown-Forman Corp (Class B) 116,864
2,045 Bunge Global S.A. 159,019
345 Calavo Growers, Inc 8,797
486 Cal-Maine Foods, Inc 50,019
2,625 Campbell Soup Co 109,935
2,775 (a) Celsius Holdings, Inc 73,093
59,643 Coca-Cola Co 3,713,373
90 Coca-Cola Consolidated Inc 113,399
7,111 ConAgra Brands, Inc 197,330
2,473 Constellation Brands, Inc (Class A) 546,533
2,764 (a) Darling International, Inc 93,119
751 Dole plc 10,169
2,984 Flowers Foods, Inc 61,649
499 Fresh Del Monte Produce, Inc 16,572
722 (a) Freshpet, Inc 106,935
8,218 General Mills, Inc 524,062
1,593 (a) Hain Celestial Group, Inc 9,797
2,249 Hershey Co 380,868
4,724 Hormel Foods Corp 148,192
877 Ingredion, Inc 120,640
1,388 (a),(b) Ispire Technology, Inc 6,982
277 J&J Snack Foods Corp 42,971
1,619 J.M. Smucker Co 178,284
199 John B Sanfilippo & Son, Inc 17,335
3,909 Kellogg Co 316,512
16,405 Keurig Dr Pepper, Inc 526,929
13,380 Kraft Heinz Co 410,900
2,318 Lamb Weston Holdings, Inc 154,912
364 Lancaster Colony Corp 63,023
302 Limoneira Co 7,387
3,903 McCormick & Co, Inc 297,565
203 MGP Ingredients, Inc 7,992
926 (a) Mission Produce, Inc 13,307
2,637 Molson Coors Brewing Co (Class B) 151,153
20,701 Mondelez International, Inc 1,236,471
11,437 (a) Monster Beverage Corp 601,129
366 National Beverage Corp 15,617
21,178 PepsiCo, Inc 3,220,327
23,869 Philip Morris International, Inc 2,872,634
538 (a) Pilgrim's Pride Corp 24,420
770 (a) Post Holdings, Inc 88,134
2,638 Primo Brands Corp 81,171
4 Seaboard Corp 9,719
134 (a) Seneca Foods Corp 10,621

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
1,484 (a) Simply Good Foods Co $ 57,846
1,555 (a) SunOpta, Inc 11,973
964 (a) TreeHouse Foods, Inc 33,865
190 Turning Point Brands, Inc 11,419
4,558 Tyson Foods, Inc (Class A) 261,812
318 Universal Corp 17,439
803 Utz Brands, Inc 12,575
454 (a) Vita Coco Co, Inc 16,757
420 (a) Vital Farms, Inc 15,830
1,057 WK Kellogg Co 19,015
TOTAL FOOD, BEVERAGE & TOBACCO 19,200,454
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
26,596 Abbott Laboratories 3,008,274
1,593 (a) Acadia Healthcare Co, Inc 63,162
1,237 (a) Accolade, Inc 4,231
1,473 (a) Accuray, Inc 2,917
1,314 (a) AdaptHealth Corp 12,509
230 (a) Addus HomeCare Corp 28,830
4,406 (a) agilon health, Inc 8,371
1,212 (a) Align Technology, Inc 252,714
1,430 (a) Alignment Healthcare, Inc 16,087
996 (a) Alphatec Holdings, Inc 9,143
448 (a) Amedisys, Inc 40,674
2,535 AmerisourceBergen Corp 569,564
740 (a) AMN Healthcare Services, Inc 17,701
563 (a) Angiodynamics, Inc 5,157
640 (a) Apollo Medical Holdings, Inc 20,179
673 (a) AtriCure, Inc 20,567
725 (a) Avanos Medical, Inc 11,542
2,914 (a) Aveanna Healthcare Holdings, Inc 13,317
560 (a) Axogen, Inc 9,229
8,045 Baxter International, Inc 234,592
4,424 Becton Dickinson & Co 1,003,673
22,399 (a) Boston Scientific Corp 2,000,679
2,873 (a) Brookdale Senior Living, Inc 14,451
3,665 Cardinal Health, Inc 433,460
373 (a) Castle Biosciences, Inc 9,940
7,946 (a) Centene Corp 481,369
1,866 (a) Certara, Inc 19,873
2,819 (a) Cerus Corp 4,341
223 Chemed Corp 118,145
4,334 Cigna Group 1,196,791
1,354 Concentra Group Holdings Parent, Inc 26,782
422 Conmed Corp 28,882
2,978 (a) Cooper Cos, Inc 273,768
489 (a) Corvel Corp 54,406
544 (a) Cross Country Healthcare, Inc 9,879
480 (a) CryoLife, Inc 13,723
210 (a),(b) CVRx, Inc 2,661
19,614 CVS Health Corp 880,472
858 (a) DaVita, Inc 128,314
485 (a) Definitive Healthcare Corp 1,993
2,739 Dentsply Sirona, Inc 51,986
6,275 (a) DexCom, Inc 488,007
1,250 (a),(b) DocGo, Inc 5,300
1,826 (a) Doximity, Inc 97,490
9,461 (a) Edwards Lifesciences Corp 700,398
3,564 Elevance Health, Inc 1,314,760
985 Embecta Corp 20,340
1,608 Encompass Health Corp 148,499
804 (a) Enhabit, Inc 6,279
653 (a) Enovis Corp 28,654

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
981 Ensign Group, Inc $ 130,336
2,830 (a) Envista Holdings Corp 54,591
1,677 (a) Evolent Health, Inc 18,866
350 (a),(b) Fulgent Genetics, Inc 6,465
6,780 GE HealthCare Technologies, Inc 530,060
266 (a) GeneDx Holdings Corp 20,445
710 (a) Glaukos Corp 106,457
1,754 (a) Globus Medical, Inc 145,073
1,770 (a) Guardant Health, Inc 54,074
886 (a) Haemonetics Corp 69,179
2,908 HCA, Inc 872,836
737 (a) Health Catalyst, Inc 5,211
1,338 (a) HealthEquity, Inc 128,381
399 HealthStream, Inc 12,688
2,125 (a) Henry Schein, Inc 147,050
2,950 (a) Hims & Hers Health, Inc 71,331
3,293 (a) Hologic, Inc 237,392
1,820 Humana, Inc 461,752
362 (a) ICU Medical, Inc 56,172
1,257 (a) IDEXX Laboratories, Inc 519,694
779 (a) Inari Medical, Inc 39,768
338 (a) InfuSystem Holdings, Inc 2,856
1,218 (a) Inmode Ltd 20,341
200 (a) Innovage Holding Corp 786
655 (a) Inogen, Inc 6,006
465 (a) Inspire Medical Systems, Inc 86,202
1,048 (a) Insulet Corp 273,601
572 (a) Integer Holdings Corp 75,801
1,378 (a) Integra LifeSciences Holdings Corp 31,253
5,423 (a) Intuitive Surgical, Inc 2,830,589
96 iRadimed Corp 5,280
477 (a) iRhythm Technologies, Inc 43,011
229 (a) Joint Corp 2,434
1,276 Labcorp Holdings, Inc 292,612
1,098 (a) Lantheus Holdings, Inc 98,227
236 LeMaitre Vascular, Inc 21,745
1,584 (a) LifeStance Health Group, Inc 11,674
892 (a) LivaNova plc 41,309
671 (a) Masimo Corp 110,916
1,989 McKesson Corp 1,133,551
19,656 Medtronic plc 1,570,121
985 (a) Merit Medical Systems, Inc 95,269
199 (a),(b) ModivCare, Inc 2,356
939 (a) Molina Healthcare, Inc 273,296
734 (a),(b) Nano-X Imaging Ltd 5,285
173 National Healthcare Corp 18,608
208 National Research Corp 3,669
3,187 (a) Neogen Corp 38,690
2,015 (a) NeoGenomics, Inc 33,207
613 (a) Nevro Corp 2,280
1,767 (a) Novocure Ltd 52,657
758 (a) Omnicell, Inc 33,746
8,804 (a),(b) Opko Health, Inc 12,942
366 (a) OptimizeRx Corp 1,779
2,503 (a) Option Care Health, Inc 58,070
1,144 (a) OraSure Technologies, Inc 4,130
473 (a) Orthofix Medical, Inc 8,259
333 (a) OrthoPediatrics Corp 7,719
1,223 (a) Owens & Minor, Inc 15,985
295 (a) PACS Group, Inc 3,867
724 (a),(b) Paragon 28, Inc 7,479
1,530 Patterson Cos, Inc 47,216

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,431 (a) Pediatrix Medical Group, Inc $ 18,775
524 (a) Pennant Group, Inc 13,896
597 (a) Penumbra, Inc 141,776
1,227 (a) Performant Financial Corp 3,706
771 (a) Phreesia, Inc 19,398
1,445 Premier, Inc 30,634
1,501 (a) Privia Health Group, Inc 29,345
555 (a) PROCEPT BioRobotics Corp 44,689
1,198 (a) Progyny, Inc 20,666
1,215 (a) Pulmonx Corp 8,250
1,740 Quest Diagnostics, Inc 262,496
828 (a) QuidelOrtho Corp 36,887
727 (a) Quipt Home Medical Corp 2,217
1,004 (a) RadNet, Inc 70,119
2,268 Resmed, Inc 518,669
524 (a) RxSight, Inc 18,015
896 (a) Schrodinger, Inc 17,284
1,678 Select Medical Holdings Corp 31,630
442 (a) SI-BONE, Inc 6,197
227 Simulations Plus, Inc 6,331
2,220 (a) Solventum Corp 146,653
793 (a) STAAR Surgical Co 19,262
1,511 STERIS plc 310,601
5,545 Stryker Corp 1,996,477
987 (a) Surgery Partners, Inc 20,895
300 (a) SurModics, Inc 11,880
280 (a) Tactile Systems Technology, Inc 4,796
1,069 (a) Tandem Diabetes Care, Inc 38,505
2,648 (a) Teladoc Health, Inc 24,070
818 Teleflex, Inc 145,588
1,569 (a) Tenet Healthcare Corp 198,055
495 (a) TransMedics Group, Inc 30,863
533 (a) Treace Medical Concepts, Inc 3,966
159 (a) UFP Technologies, Inc 38,877
14,164 UnitedHealth Group, Inc 7,165,001
928 Universal Health Services, Inc (Class B) 166,502
187 US Physical Therapy, Inc 16,589
80 Utah Medical Products, Inc 4,918
587 (a) Varex Imaging Corp 8,564
2,278 (a) Veeva Systems, Inc 478,950
611 (a) Viemed Healthcare, Inc 4,900
3,082 Zimmer Biomet Holdings, Inc 325,552
516 (a) Zimvie, Inc 7,198
374 (a),(b) Zynex, Inc 2,996
TOTAL HEALTH CARE EQUIPMENT & SERVICES 37,459,358
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
2,141 (a) BellRing Brands, Inc 161,303
160 (a) Central Garden & Pet Co 6,208
765 (a) Central Garden and Pet Co (Class A) 25,283
3,631 Church & Dwight Co, Inc 380,202
1,793 Clorox Co 291,201
12,347 Colgate-Palmolive Co 1,122,466
5,109 (a) Coty, Inc 35,559
893 Edgewell Personal Care Co 30,005
830 (a) elf Beauty, Inc 104,207
1,154 Energizer Holdings, Inc 40,263
3,708 Estee Lauder Cos (Class A) 278,026
1,810 (a) Herbalife Ltd 12,109
253 Inter Parfums, Inc 33,272
29,812 Kenvue, Inc 636,486
5,159 Kimberly-Clark Corp 676,035
188 (a) Medifast, Inc 3,313

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
140 (a) Nature's Sunshine Products, Inc $ 2,052
938 Nu Skin Enterprises, Inc (Class A) 6,463
61 Oil-Dri Corp of America 5,346
1,877 (a) Olaplex Holdings, Inc 3,247
36,289 Procter & Gamble Co 6,083,851
455 Reynolds Consumer Products, Inc 12,280
432 Spectrum Brands Holdings, Inc 36,500
180 (a) USANA Health Sciences, Inc 6,460
1,168 (a) Waldencast plc 4,695
266 WD-40 Co 64,553
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,061,385
INSURANCE - 2.2%
8,715 Aflac, Inc 901,480
4,096 Allstate Corp 789,668
699 (a) AMBAC Financial Group, Inc 8,842
1,177 American Financial Group, Inc 161,167
9,904 American International Group, Inc 721,011
299 Amerisafe, Inc 15,410
3,054 Aon plc 1,096,875
5,499 Arch Capital Group Ltd 507,833
801 Assurant, Inc 170,789
946 Assured Guaranty Ltd 85,149
1,011 Axis Capital Holdings Ltd 89,595
735 (a) Brighthouse Financial, Inc 35,309
3,793 Brown & Brown, Inc 386,962
891 (a) BRP Group, Inc 34,535
6,224 Chubb Ltd 1,719,691
2,414 Cincinnati Financial Corp 346,892
261 CNA Financial Corp 12,625
1,716 CNO Financial Group, Inc 63,852
428 Donegal Group, Inc (Class A) 6,621
488 Employers Holdings, Inc 25,000
180 (a) Enstar Group Ltd 57,969
638 Everest Re Group Ltd 231,250
311 F&G Annuities & Life, Inc 12,888
774 Fidelis Insurance Holdings Ltd 14,033
4,083 Fidelity National Financial, Inc 229,220
1,450 First American Financial Corp 90,538
3,797 Gallagher (Arthur J.) & Co 1,077,778
5,182 (a) Genworth Financial, Inc (Class A) 36,222
1,450 Globe Life, Inc 161,704
286 (a) Goosehead Insurance, Inc 30,665
928 (a) Greenlight Capital Re Ltd (Class A) 12,992
476 Hanover Insurance Group, Inc 73,618
4,502 Hartford Financial Services Group, Inc 492,519
121 HCI Group, Inc 14,100
370 (a) Hippo Holdings, Inc 9,905
637 Horace Mann Educators Corp 24,990
23 Investors Title Co 5,445
648 James River Group Holdings Ltd 3,156
911 Kemper Corp 60,527
347 Kinsale Capital Group, Inc 161,400
657 (a) Lemonade, Inc 24,099
2,568 Lincoln National Corp 81,431
2,537 Loews Corp 214,859
200 (a) Markel Corp 345,246
7,576 Marsh & McLennan Cos, Inc 1,609,218
1,028 (a) MBIA, Inc 6,641
429 Mercury General Corp 28,520
9,062 Metlife, Inc 741,997
579 (a) NI Holdings, Inc 9,090
3,853 Old Republic International Corp 139,440

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
3,027 (a) Oscar Health, Inc $ 40,683
391 (a) Palomar Holdings, Inc 41,286
515 Primerica, Inc 139,781
3,603 Principal Financial Group 278,908
820 (a) ProAssurance Corp 13,046
9,021 Progressive Corp 2,161,522
5,480 Prudential Financial, Inc 649,544
1,025 Reinsurance Group of America, Inc (Class A) 218,971
795 RenaissanceRe Holdings Ltd 197,804
600 RLI Corp 98,898
282 (a) Root, Inc 20,470
1,568 Ryan Specialty Holdings, Inc 100,603
227 Safety Insurance Group, Inc 18,705
1,030 Selective Insurance Group, Inc 96,326
1,153 (a) SiriusPoint Ltd 18,898
355 (a) Skyward Specialty Insurance Group, Inc 17,942
351 Stewart Information Services Corp 23,689
433 Tiptree, Inc 9,032
3,534 Travelers Cos, Inc 851,305
628 (a),(b) Trupanion, Inc 30,270
338 United Fire Group, Inc 9,616
503 Universal Insurance Holdings, Inc 10,593
2,714 Unum Group 198,203
4,395 W.R. Berkley Corp 257,195
41 White Mountains Insurance Group Ltd 79,747
1,562 Willis Towers Watson plc 489,281
TOTAL INSURANCE 19,253,084
MATERIALS - 2.3%
461 AdvanSix, Inc 13,134
3,435 Air Products & Chemicals, Inc 996,287
1,837 Albemarle Corp 158,129
3,744 Alcoa Corp 141,448
1,773 (a) Allegheny Technologies, Inc 97,586
188 (a) Alpha Metallurgical Resources, Inc 37,623
21,816 Amcor plc 205,289
429 American Vanguard Corp 1,986
939 Aptargroup, Inc 147,517
16,605 (a) Arcadium Lithium plc 85,184
243 Arch Resources, Inc 34,316
1,615 Ardagh Metal Packaging S.A. 4,861
912 Ashland, Inc 65,172
821 (a) Aspen Aerogels, Inc 9,753
1,228 Avery Dennison Corp 229,796
1,490 Avient Corp 60,881
3,718 (a) Axalta Coating Systems Ltd 127,230
605 Balchem Corp 98,612
5,069 Ball Corp 279,454
1,499 Berry Global Group, Inc 96,940
953 Cabot Corp 87,018
235 Caledonia Mining Corp plc 2,211
799 Carpenter Technology Corp 135,598
1,678 Celanese Corp (Series A) 116,134
831 (a) Century Aluminum Co 15,141
2,699 CF Industries Holdings, Inc 230,279
2,216 Chemours Co 37,450
261 (a) Clearwater Paper Corp 7,770
7,384 (a) Cleveland-Cliffs, Inc 69,410
4,597 (a) Coeur Mining, Inc 26,295
1,719 Commercial Metals Co 85,262
532 Compass Minerals International, Inc 5,985
1,802 (a) Constellium SE 18,507
10,711 Corteva, Inc 610,099

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
10,503 CRH plc $ 971,738
1,750 Crown Holdings, Inc 144,708
1,053 (a) Dakota Gold Corp 2,317
40 (a),(b) Danimer Scientific, Inc 84
10,963 Dow, Inc 439,945
6,349 DuPont de Nemours, Inc 484,111
491 Eagle Materials, Inc 121,159
1,930 Eastman Chemical Co 176,248
3,795 Ecolab, Inc 889,244
868 (a) Ecovyst, Inc 6,632
3,499 Element Solutions, Inc 88,980
2,023 FMC Corp 98,338
22,011 Freeport-McMoRan, Inc (Class B) 838,179
4,828 Graphic Packaging Holding Co 131,128
395 Greif, Inc (Class A) 24,142
87 Greif, Inc (Class B) 5,903
784 H.B. Fuller Co 52,904
284 Hawkins, Inc 34,838
9,435 Hecla Mining Co 46,326
3,269 Huntsman Corp 58,940
2,702 (a),(b) i-80 Gold Corp 1,310
749 (a) Ingevity Corp 30,522
373 Innospec, Inc 41,052
4,020 International Flavors & Fragrances, Inc 339,891
5,613 International Paper Co 302,092
149 (a) Intrepid Potash, Inc 3,266
806 (a),(b) Ivanhoe Electric, Inc 6,085
261 Kaiser Aluminum Corp 18,340
749 (a) Knife River Corp 76,128
315 Koppers Holdings, Inc 10,206
357 Kronos Worldwide, Inc 3,481
7,331 (a) Linde plc 3,069,270
948 Louisiana-Pacific Corp 98,165
542 (a) LSB Industries, Inc 4,114
3,865 LyondellBasell Industries NV 287,054
952 Martin Marietta Materials, Inc 491,708
300 Materion Corp 29,664
788 (a) Metals Acquisition Ltd 8,369
402 Minerals Technologies, Inc 30,636
4,782 Mosaic Co 117,542
1,500 (a),(b) MP Materials Corp 23,400
371 Myers Industries, Inc 4,096
95 NewMarket Corp 50,193
17,881 Newmont Goldcorp Corp 665,531
3,868 (a) Novagold Resources, Inc 12,880
3,616 Nucor Corp 422,023
2,284 (a) O-I Glass, Inc 24,759
1,412 Olin Corp 47,726
163 Olympic Steel, Inc 5,348
1,050 Orion S.A. 16,579
1,390 Packaging Corp of America 312,931
499 Pactiv Evergreen, Inc 8,718
2,514 (a) Perimeter Solutions, Inc 32,129
282 (a),(b) Piedmont Lithium, Inc 2,465
3,407 PPG Industries, Inc 406,966
1,897 (a),(b) PureCycle Technologies, Inc 19,444
201 Quaker Chemical Corp 28,293
376 Ramaco Resources, Inc 3,858
5 Ramaco Resources, Inc 49
564 (a) Ranpak Holdings Corp 3,880
877 (a) Rayonier Advanced Materials, Inc 7,235
863 Reliance Steel & Aluminum Co 232,371

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
969 Royal Gold, Inc $ 127,763
1,793 RPM International, Inc 220,647
272 Ryerson Holding Corp 5,035
421 Schnitzer Steel Industries, Inc (Class A) 6,408
1,019 Schweitzer-Mauduit International, Inc 11,107
716 Scotts Miracle-Gro Co (Class A) 47,499
2,582 Sealed Air Corp 87,349
804 Sensient Technologies Corp 57,293
3,602 Sherwin-Williams Co 1,224,428
1,204 Silgan Holdings, Inc 62,668
7,872 Smurfit WestRock plc 423,986
1,381 Sonoco Products Co 67,462
1,367 Southern Copper Corp 124,575
3,317 SSR Mining, Inc 23,086
2,410 Steel Dynamics, Inc 274,909
410 Stepan Co 26,527
2,029 (a) Summit Materials, Inc 102,667
1,010 SunCoke Energy, Inc 10,807
619 Sylvamo Corp 48,913
717 (a) TimkenSteel Corp 10,131
394 (a) Tredegar Corp 3,026
716 Trimas Corp 17,606
1,767 Tronox Holdings plc 17,794
150 United States Lime & Minerals, Inc 19,911
3,441 United States Steel Corp 116,960
1,962 Vulcan Materials Co 504,685
816 Warrior Met Coal, Inc 44,260
559 Westlake Chemical Corp 64,089
702 Worthington Steel, Inc 22,338
TOTAL MATERIALS 20,027,919
MEDIA & ENTERTAINMENT - 8.0%
988 (a) Advantage Solutions, Inc 2,885
74,891 Alphabet, Inc 14,262,242
90,404 Alphabet, Inc (Class A) 17,113,477
4,333 (a) AMC Entertainment Holdings, Inc 17,245
543 (a),(b) AMC Networks, Inc 5,376
170 (a),(b) Atlanta Braves Holdings, Inc 6,936
632 (a) Atlanta Braves Holdings, Inc 24,180
380 (a) Boston Omaha Corp 5,388
1,441 (a) Bumble, Inc 11,730
92 Cable One, Inc 33,315
1,657 (a) Cargurus, Inc 60,547
1,131 (a) Cars.com, Inc 19,600
1,424 (a) Charter Communications, Inc 488,104
2,021 (a) Cinemark Holdings, Inc 62,611
6,287 (a) Clear Channel Outdoor Holdings, Inc 8,613
59,218 Comcast Corp (Class A) 2,222,452
17 (a) Daily Journal Corp 9,656
2,158 (a) EchoStar Corp (Class A) 49,418
4,056 Electronic Arts, Inc 593,393
1,005 Entravision Communications Corp (Class A) 2,362
1,205 (a) Eventbrite, Inc 4,049
249 (a) EverQuote, Inc 4,978
3,562 Fox Corp (Class A) 173,042
2,154 Fox Corp (Class B) 98,524
4,657 (a),(b) fuboTV, Inc 5,868
2,328 (a) Gannett Co, Inc 11,780
1,547 Gray Television, Inc 4,873
1,354 (a) IAC, Inc 58,412
902 (a) IMAX Corp 23,091
556 (a) Integral Ad Science Holding Corp 5,805
5,591 Interpublic Group of Cos, Inc 156,660

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
693 John Wiley & Sons, Inc (Class A) $ 30,291
1,804 (a) Liberty Broadband Corp 134,867
365 (a) Liberty Broadband Corp (Class A) 27,141
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 33,448
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 277,980
382 (a) Liberty Media Corp-Liberty Live (Class A) 25,426
869 (a) Liberty Media Corp-Liberty Live (Class C) 59,144
786 (a),(b) Lions Gate Entertainment Corp (Class A) 6,712
1,776 (a) Lions Gate Entertainment Corp (Class B) 13,409
2,523 (a) Live Nation, Inc 326,728
585 (a) Madison Square Garden Entertainment Corp 20,826
336 (a) Madison Square Garden Sports Corp 75,828
2,210 (a) Magnite, Inc 35,183
294 Marcus Corp 6,321
4,264 (a) Match Group, Inc 139,475
278 (a) MediaAlpha, Inc 3,139
33,744 Meta Platforms, Inc 19,757,449
6,567 (a) NetFlix, Inc 5,853,298
2,321 New York Times Co (Class A) 120,808
6,379 News Corp (Class A) 175,678
1,884 News Corp (Class B) 57,330
582 Nexstar Media Group, Inc 91,939
1,900 (a) Nextdoor Holdings, Inc 4,503
2,760 Omnicom Group, Inc 237,470
692 (a) Outbrain, Inc 4,969
89 Paramount Global (Class A) 1,985
9,969 Paramount Global (Class B) 104,276
9,171 (a) Pinterest, Inc 265,959
1,390 (a) Playstudios, Inc 2,585
896 Playtika Holding Corp 6,218
683 (a) PubMatic, Inc 10,033
1,085 (a) QuinStreet, Inc 25,031
378 (a) Reservoir Media, Inc 3,421
8,068 (a) ROBLOX Corp 466,814
2,026 (a) Roku, Inc 150,613
438 Scholastic Corp 9,343
366 Shutterstock, Inc 11,108
862 Sinclair, Inc 13,913
3,517 (b) Sirius XM Holdings, Inc 80,188
496 (a),(b) Sphere Entertainment Co 19,999
2,233 (a) Spotify Technology S.A. 999,000
1,314 (a) Stagwell, Inc 8,646
2,593 (a) Take-Two Interactive Software, Inc 477,319
378 (a) TechTarget, Inc 7,492
2,032 TEGNA, Inc 37,165
380 (a) Thryv Holdings, Inc 5,624
1,220 (a) TKO Group Holdings, Inc 173,374
1,758 (a) TripAdvisor, Inc 25,966
1,632 (a) TrueCar, Inc 6,087
857 (a) Trump Media & Technology Group Corp 29,224
2,350 (a) Vimeo, Inc 15,040
448 (a),(b) Vivid Seats, Inc 2,074
28,295 Walt Disney Co 3,150,648
37,145 (a) Warner Bros Discovery, Inc 392,623
736 (a) WideOpenWest, Inc 3,651
1,209 (a) Yelp, Inc 46,788
795 (a) Ziff Davis, Inc 43,200
1,228 (a) ZipRecruiter, Inc 8,891
4,927 (a) ZoomInfo Technologies, Inc 51,783
TOTAL MEDIA & ENTERTAINMENT 69,722,055
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
1,510 (a) 10X Genomics, Inc 21,684

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
646 (a),(b) 2seventy bio, Inc $ 1,899
684 (a) 4D Molecular Therapeutics, Inc 3,810
1,031 (a) 89bio, Inc 8,062
27,225 AbbVie, Inc 4,837,882
2,077 (a) Acadia Pharmaceuticals, Inc 38,113
1,090 (a) ACELYRIN, Inc 3,423
488 (a) Actinium Pharmaceuticals, Inc 615
2,888 (a) Adaptive Biotechnologies Corp 17,314
3,230 (a) ADMA Biologics, Inc 55,394
190 (a) Aerovate Therapeutics, Inc 503
4,560 Agilent Technologies, Inc 612,590
1,081 (a) Agios Pharmaceuticals, Inc 35,522
1,048 (a) Akero Therapeutics, Inc 29,155
144 (a),(b) Akoya Biosciences, Inc 330
717 (a) Aldeyra Therapeutics, Inc 3,578
1,021 (a) Alector, Inc 1,930
2,871 (a) Alkermes plc 82,570
1,319 (a),(b) Allogene Therapeutics, Inc 2,809
1,954 (a) Alnylam Pharmaceuticals, Inc 459,796
827 (a),(b) Altimmune, Inc 5,963
1,052 (a),(b) ALX Oncology Holdings, Inc 1,757
8,312 Amgen, Inc 2,166,440
4,499 (a) Amicus Therapeutics, Inc 42,381
2,013 (a) Amneal Pharmaceuticals, Inc 15,943
552 (a) Amphastar Pharmaceuticals, Inc 20,496
305 (a) AnaptysBio, Inc 4,038
1,126 (a),(b) Anavex Life Sciences Corp 12,093
258 (a) ANI Pharmaceuticals, Inc 14,262
216 (a) Anika Therapeutics, Inc 3,555
1,130 (a) Annexon, Inc 5,797
1,622 (a) Apellis Pharmaceuticals, Inc 51,758
655 (a) Apogee Therapeutics, Inc 29,671
19,608 (a) Applied Therapeutics, Inc 16,788
1,513 (a) Arbutus Biopharma Corp 4,948
630 (a) Arcellx, Inc 48,315
607 (a) Arcturus Therapeutics Holdings, Inc 10,301
799 (a) Arcus Biosciences, Inc 11,897
1,658 (a) Arcutis Biotherapeutics, Inc 23,096
3,415 (a) Ardelyx, Inc 17,314
1,723 (a) Arrowhead Pharmaceuticals, Inc 32,392
552 (a) ARS Pharmaceuticals, Inc 5,824
937 (a) Arvinas, Inc 17,962
425 (a) Astria Therapeutics, Inc 3,799
1,067 (a) Atea Pharmaceuticals, Inc 3,574
338 (a) Aura Biosciences, Inc 2,778
2,219 (a) Aurinia Pharmaceuticals, Inc 19,927
1,424 (a) Avadel Pharmaceuticals plc 14,966
10,369 (a) Avantor, Inc 218,475
989 (a) Avid Bioservices, Inc 12,214
1,580 (a) Avidity Biosciences, Inc 45,946
414 (a),(b) Avita Medical, Inc 5,299
533 (a) Axsome Therapeutics, Inc 45,097
1,068 (a) Beam Therapeutics, Inc 26,486
2,996 (a) BioCryst Pharmaceuticals, Inc 22,530
2,349 (a) Biogen, Inc 359,209
1,167 (a) Biohaven Ltd 43,587
571 (a) BioLife Solutions, Inc 14,823
3,026 (a) BioMarin Pharmaceutical, Inc 198,899
334 (a),(b) Biomea Fusion, Inc 1,296
315 (a) Bio-Rad Laboratories, Inc (Class A) 103,481
2,628 Bio-Techne Corp 189,295
975 (a) Blueprint Medicines Corp 85,040

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,174 (a) Bridgebio Pharma, Inc $ 59,655
31,415 Bristol-Myers Squibb Co 1,776,832
894 (a) Brooks Automation, Inc 44,700
1,736 Bruker BioSciences Corp 101,764
427 (a),(b) Cabaletta Bio, Inc 969
2,009 (a) Candel Therapeutics, Inc 17,438
1,551 (a) Capricor Therapeutics, Inc 21,404
831 (a) CareDx, Inc 17,792
334 (a) Cargo Therapeutics, Inc 4,816
983 (a),(b) Caribou Biosciences, Inc 1,563
656 (a),(b) Cassava Sciences, Inc 1,548
2,132 (a) Catalyst Pharmaceuticals, Inc 44,495
422 (a) Celcuity, Inc 5,524
777 (a) Celldex Therapeutics, Inc 19,635
397 (a) Century Therapeutics, Inc 401
321 (a) CG oncology, Inc 9,206
837 (a) Charles River Laboratories International, Inc 154,510
854 (a),(c) Chinook Therapeutics, Inc 333
5,038 (a) Codexis, Inc 24,031
1,087 (a) Cogent Biosciences, Inc 8,479
773 (a) Collegium Pharmaceutical, Inc 22,146
1,591 (a) Compass Therapeutics, Inc 2,307
1,611 (a) Corcept Therapeutics, Inc 81,178
889 (a) CorMedix, Inc 7,201
1,198 (a) Crinetics Pharmaceuticals, Inc 61,254
670 (a) CryoPort, Inc 5,213
427 (a) Cullinan Oncology, Inc 5,201
1,861 (a) Cytek Biosciences, Inc 12,078
1,742 (a) Cytokinetics, Inc 81,944
9,978 Danaher Corp 2,290,450
722 (a) Day One Biopharmaceuticals, Inc 9,148
1,799 (a) Denali Therapeutics, Inc 36,664
578 (a) Design Therapeutics, Inc 3,566
139 (a) Disc Medicine, Inc 8,813
1,903 (a) Dynavax Technologies Corp 24,301
1,256 (a) Dyne Therapeutics, Inc 29,591
1,121 (a) Edgewise Therapeutics, Inc 29,931
1,580 (a) Editas Medicine, Inc 2,007
7,744 (a) Elanco Animal Health, Inc 93,780
12,335 Eli Lilly & Co 9,522,620
301 (a) Enanta Pharmaceuticals, Inc 1,731
352 (a),(b) Enliven Therapeutics, Inc 7,920
380 (a) Entrada Therapeutics, Inc 6,570
1,213 (a) Erasca, Inc 3,045
533 (a) Evolus, Inc 5,884
2,917 (a) Exact Sciences Corp 163,906
4,423 (a) Exelixis, Inc 147,286
625 (a),(b) EyePoint Pharmaceuticals, Inc 4,656
2,725 (a) Fate Therapeutics, Inc 4,496
410 (a) Foghorn Therapeutics, Inc 1,935
1,498 (a) Fortrea Holdings, Inc 27,938
744 (a) Generation Bio Co 789
7,738 (a) Geron Corp 27,393
19,300 Gilead Sciences, Inc 1,782,741
440 (a),(b) GRAIL, Inc 7,854
1,788 (a) Halozyme Therapeutics, Inc 85,484
405 (a) Harmony Biosciences Holdings, Inc 13,936
367 (a) Harrow Health, Inc 12,313
674 (a) Harvard Bioscience, Inc 1,422
268 (a),(b) Heron Therapeutics, Inc 410
1,440 (a),(b) Humacyte, Inc 7,272
1,134 (a) Ideaya Biosciences, Inc 29,144

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
344 (a),(b) IGM Biosciences, Inc $ 2,102
2,450 (a) Illumina, Inc 327,394
2,150 (a) ImmunityBio, Inc 5,504
800 (a) Immunome, Inc 8,496
892 (a) Immunovant, Inc 22,095
2,552 (a) Incyte Corp 176,267
119 (a) Inhibrx Biosciences, Inc 1,833
477 (a),(c) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 20,577
608 (a) Inozyme Pharma, Inc 1,684
2,420 (a) Insmed, Inc 167,077
1,443 (a) Intellia Therapeutics, Inc 16,825
1,517 (a) Intra-Cellular Therapies, Inc 126,700
2,335 (a) Ionis Pharmaceuticals, Inc 81,632
3,405 (a) Iovance Biotherapeutics, Inc 25,197
2,872 (a) IQVIA Holdings, Inc 564,377
2,421 (a) Ironwood Pharmaceuticals, Inc 10,725
343 (a) iTeos Therapeutics, Inc 2,634
435 (a) Janux Therapeutics, Inc 23,290
780 (a) Jazz Pharmaceuticals plc 96,057
36,951 Johnson & Johnson 5,343,854
390 (a) KalVista Pharmaceuticals, Inc 3,303
337 (a) Keros Therapeutics, Inc 5,335
561 (a) Kiniksa Pharmaceuticals Ltd 11,097
557 (a) Kodiak Sciences, Inc 5,542
380 (a) Krystal Biotech, Inc 59,531
1,038 (a) Kura Oncology, Inc 9,041
584 (a) Kymera Therapeutics, Inc 23,494
969 (a) Larimar Therapeutics, Inc 3,750
164 LENZ Therapeutics, Inc 4,735
1,227 (a) Lexicon Pharmaceuticals, Inc 906
305 (a) Ligand Pharmaceuticals, Inc (Class B) 32,681
2,773 (a),(b) Lineage Cell Therapeutics, Inc 1,393
933 (a),(b) Liquidia Corp 10,972
4,483 (a) Lyell Immunopharma, Inc 2,869
171 (a) MacroGenics, Inc 556
273 (a) Madrigal Pharmaceuticals, Inc 84,240
371 (a) Magenta Therapeutics, Inc 8,088
4,140 (a) MannKind Corp 26,620
1,760 (a) Maravai LifeSciences Holdings, Inc 9,592
1,600 (a) MaxCyte, Inc 6,656
394 (a) Medpace Holdings, Inc 130,899
1,264 (a) MeiraGTx Holdings plc 7,698
39,048 Merck & Co, Inc 3,884,495
11,495 (a) Mersana Therapeutics, Inc 16,438
49 Mesa Laboratories, Inc 6,462
339 (a) Mettler-Toledo International, Inc 414,828
1,942 (a) MiMedx Group, Inc 18,682
215 (a) Mineralys Therapeutics, Inc 2,647
461 (a) Mirum Pharmaceuticals, Inc 19,062
5,135 (a) Moderna, Inc 213,513
579 (a),(b) Monte Rosa Therapeutics, Inc 4,018
1,296 (a) Myriad Genetics, Inc 17,768
1,779 (a) Natera, Inc 281,616
1,816 (a) Nautilus Biotechnology, Inc 3,051
1,279 (a) Neumora Therapeutics, Inc 13,557
1,620 (a) Neurocrine Biosciences, Inc 221,130
1,017 (a) Nkarta, Inc 2,532
1,714 (a),(b) Novavax, Inc 13,781
774 (a) Nurix Therapeutics, Inc 14,582
392 (a) Nuvalent, Inc 30,686
4,693 (a) Nuvation Bio, Inc 12,483

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,421 (a) Ocular Therapeutix, Inc $ 20,675
486 (a) Olema Pharmaceuticals, Inc 2,833
1,954 (a),(b) Omeros Corp 19,306
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 5,296
1,082 (a) Organogenesis Holdings, Inc 3,462
3,926 Organon & Co 58,576
684 (a) ORIC Pharmaceuticals, Inc 5,520
1,735 (a) Ovid therapeutics, Inc 1,620
686 (a) Pacira BioSciences, Inc 12,924
205 (a) PepGen, Inc 777
1,982 PerkinElmer, Inc 221,211
2,396 Perrigo Co plc 61,601
88,235 Pfizer, Inc 2,340,875
326 (a),(b) Phathom Pharmaceuticals, Inc 2,647
293 Phibro Animal Health Corp 6,153
845 (a) Pliant Therapeutics, Inc 11,129
1,693 (a) Poseida Therapeutics, Inc 16,253
268 (a) Praxis Precision Medicines, Inc 20,625
4,045 (a),(b) Precigen, Inc 4,530
2,993 (a),(b) Prelude Therapeutics, Inc 3,816
817 (a) Prestige Consumer Healthcare, Inc. 63,800
667 (a),(b) Prime Medicine, Inc 1,948
1,100 (a),(b) ProKidney Corp 1,859
892 (a) Protagonist Therapeutics, Inc 34,431
672 (a) Prothena Corp plc 9,307
1,091 (a) PTC Therapeutics, Inc 49,248
3,404 QIAGEN NV 151,580
537 (a) Quanterix Corp 5,708
4,583 (a),(b) Quantum-Si, Inc 12,374
468 (a) RAPT Therapeutics, Inc 739
2,378 (a),(b) Recursion Pharmaceuticals, Inc 16,075
1,624 (a) Regeneron Pharmaceuticals, Inc 1,156,824
696 (a) REGENXBIO, Inc 5,380
1,583 (a) Relay Therapeutics, Inc 6,522
918 (a) Repligen Corp 132,137
560 (a) Replimune Group, Inc 6,782
1,255 (a) Revance Therapeutics, Inc 3,815
2,180 (a) REVOLUTION Medicines, Inc 95,353
818 (a) Rhythm Pharmaceuticals, Inc 45,792
870 (a) Rocket Pharmaceuticals, Inc 10,936
5,899 (a) Roivant Sciences Ltd 69,785
5,021 Royalty Pharma plc 128,086
944 (a) Sage Therapeutics, Inc 5,126
2,069 (a),(b) Sana Biotechnology, Inc 3,372
1,450 (a) Sarepta Therapeutics, Inc 176,306
1,798 (a) Savara, Inc 5,520
1,134 (a) Scholar Rock Holding Corp 49,011
424 (a),(b) scPharmaceuticals, Inc 1,501
842 SIGA Technologies, Inc 5,060
338 (a) Soleno Therapeutics, Inc 15,193
1,974 (a),(c) Sorrento Therapeutics, Inc 833
1,436 (a) Sotera Health Co 19,644
896 (a) SpringWorks Therapeutics, Inc 32,372
538 (a) Spyre Therapeutics, Inc 12,525
622 (a) Stoke Therapeutics, Inc 6,861
1,773 (a),(b) Summit Therapeutics, Inc 31,639
725 (a) Supernus Pharmaceuticals, Inc 26,216
730 (a) Sutro Biopharma, Inc 1,343
1,070 (a) Syndax Pharmaceuticals, Inc 14,145
905 (a) Tango Therapeutics, Inc 2,796

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
356 (a) Tarsus Pharmaceuticals, Inc $ 19,712
10,811 (a) Taysha Gene Therapies, Inc 18,703
1,087 (a) Tenaya Therapeutics, Inc 1,554
693 (a) Terns Pharmaceuticals, Inc 3,839
2,359 (a) TG Therapeutics, Inc 71,006
1,031 (a) Theravance Biopharma, Inc 9,702
5,920 Thermo Fisher Scientific, Inc 3,079,762
1,139 (a) Third Harmonic Bio, Inc 11,720
984 (a) Tourmaline Bio, Inc 19,956
940 (a) Travere Therapeutics, Inc 16,375
941 (a) Twist Bioscience Corp 43,728
356 (a),(b) Tyra Biosciences, Inc 4,948
1,344 (a) Ultragenyx Pharmaceutical, Inc 56,542
700 (a) United Therapeutics Corp 246,988
424 (a) UroGen Pharma Ltd 4,516
819 (a) Vanda Pharmaceuticals, Inc 3,923
1,691 (a) Vaxcyte, Inc 138,425
732 (a) Ventyx Biosciences, Inc 1,603
550 (a) Vera Therapeutics, Inc 23,260
1,155 (a) Veracyte, Inc 45,738
796 (a) Vericel Corp 43,708
4,003 (a) Vertex Pharmaceuticals, Inc 1,612,008
2,131 (a) Verve Therapeutics, Inc 12,019
18,237 Viatris, Inc 227,051
1,580 (a) Viking Therapeutics, Inc 63,579
1,193 (a) Vir Biotechnology, Inc 8,757
609 (a) Viridian Therapeutics, Inc 11,675
496 (a) Voyager Therapeutics, Inc 2,812
956 (a) Waters Corp 354,657
909 (a) WaVe Life Sciences Ltd 11,244
1,159 West Pharmaceutical Services, Inc 379,642
962 (a) Xencor, Inc 22,107
3,180 (a) Xeris Biopharma Holdings, Inc 10,780
616 (a) Y-mAbs Therapeutics, Inc 4,823
788 (a) Zentalis Pharmaceuticals, Inc 2,388
597 (a),(b) Zevra Therapeutics, Inc 4,979
7,128 Zoetis, Inc 1,161,365
888 (a) Zymeworks, Inc 13,000
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 52,856,631
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,208 (a) Anywhere Real Estate, Inc 7,286
4,607 (a) CBRE Group, Inc 604,853
5,041 (a) Compass, Inc 29,490
6,475 (a) CoStar Group, Inc 463,545
3,367 (a) Cushman & Wakefield plc 44,040
1,235 (b) eXp World Holdings, Inc 14,215
240 (a) Forestar Group, Inc 6,221
204 (a) FRP Holdings, Inc 6,248
342 (a) Howard Hughes Holdings, Inc 26,307
776 (a) Jones Lang LaSalle, Inc 196,437
2,137 Kennedy-Wilson Holdings, Inc 21,349
406 Marcus & Millichap, Inc 15,534
252 (a) Maui Land & Pineapple Co, Inc 5,539
2,520 Newmark Group, Inc 32,281
8,902 (a),(b) Opendoor Technologies, Inc 14,243
349 (a) Re/Max Holdings, Inc 3,724
1,711 (a) Redfin Corp 13,466
497 RMR Group, Inc 10,258
38 (a) Seaport Entertainment Group, Inc 1,062
747 St. Joe Co 33,563
152 (a) Stratus Properties, Inc 3,155
268 (a) Tejon Ranch Co 4,261

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
181 (a) Transcontinental Realty Investors, Inc $ 5,396
567 (a) Zillow Group, Inc (Class A) 40,172
2,204 (a) Zillow Group, Inc (Class C) 163,206
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,765,851
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
759 (a) ACM Research, Inc 11,461
24,671 (a) Advanced Micro Devices, Inc 2,980,010
407 (a),(b) Aehr Test Systems 6,768
932 (a) Allegro MicroSystems, Inc 20,374
441 (a) Alpha & Omega Semiconductor Ltd 16,330
567 (a) Ambarella, Inc 41,244
1,705 Amkor Technology, Inc 43,801
7,564 Analog Devices, Inc 1,607,047
12,831 Applied Materials, Inc 2,086,706
1,642 (a) Astera Labs, Inc 217,483
510 (a) Axcelis Technologies, Inc 35,634
69,977 Broadcom, Inc 16,223,468
333 (a) Ceva, Inc 10,506
821 (a) Cirrus Logic, Inc 81,755
772 (a) Cohu, Inc 20,612
1,974 (a) Credo Technology Group Holding Ltd 132,673
836 (a) Diodes, Inc 51,556
1,966 (a) Enphase Energy, Inc 135,025
2,352 Entegris, Inc 232,989
1,570 (a) First Solar, Inc 276,697
1,150 (a) Formfactor, Inc 50,600
1,472 (a),(b) GLOBALFOUNDRIES, Inc 63,164
434 (a) Ichor Holdings Ltd 13,983
346 (a) Impinj, Inc 50,260
2,044 (a),(b) indie Semiconductor, Inc 8,278
66,282 Intel Corp 1,328,954
2,073 KLA Corp 1,306,239
970 Kulicke & Soffa Industries, Inc 45,260
19,836 Lam Research Corp 1,432,754
2,413 (a) Lattice Semiconductor Corp 136,696
799 (a) MACOM Technology Solutions Holdings, Inc 103,798
13,122 Marvell Technology, Inc 1,449,325
1,137 (a) MaxLinear, Inc 22,490
8,307 Microchip Technology, Inc 476,406
16,939 Micron Technology, Inc 1,425,586
1,013 MKS Instruments, Inc 105,747
741 Monolithic Power Systems, Inc 438,450
1,749 (a),(b) Navitas Semiconductor Corp 6,244
85 NVE Corp 6,922
360,568 Nvidia Corp 48,420,677
6,557 (a) ON Semiconductor Corp 413,419
783 (a) Onto Innovation, Inc 130,503
409 (a) PDF Solutions, Inc 11,076
1,020 (a) Photronics, Inc 24,031
990 Power Integrations, Inc 61,083
1,522 (a) Qorvo, Inc 106,433
17,195 QUALCOMM, Inc 2,641,496
1,794 (a) Rambus, Inc 94,831
2,678 (a),(b) Rigetti Computing, Inc 40,866
1,200 (a) Semtech Corp 74,220
591 (a) Silicon Laboratories, Inc 73,414
272 (a) SiTime Corp 58,352
106 (a) SkyWater Technology, Inc 1,463
2,351 Skyworks Solutions, Inc 208,487
592 (a) SMART Global Holdings, Inc 11,360
653 (a) Synaptics, Inc 49,837
2,323 Teradyne, Inc 292,512

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
14,011 Texas Instruments, Inc $ 2,627,203
789 (a) Ultra Clean Holdings 28,365
754 Universal Display Corp 110,235
729 (a) Veeco Instruments, Inc 19,537
1,949 (a),(b) Wolfspeed, Inc 12,980
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 88,215,675
SOFTWARE & SERVICES - 11.7%
1,702 (a) 8x8, Inc 4,544
978 A10 Networks, Inc 17,995
9,672 Accenture plc 3,402,513
2,058 (a) ACI Worldwide, Inc 106,831
1,587 Adeia, Inc 22,186
6,791 (a) Adobe, Inc 3,019,822
400 (a) Agilysys, Inc 52,684
2,195 (a) Akamai Technologies, Inc 209,952
790 (a) Alarm.com Holdings, Inc 48,032
641 (a) Alkami Technology, Inc 23,512
864 (a) Altair Engineering, Inc 94,271
1,940 Amdocs Ltd 165,172
370 American Software, Inc (Class A) 4,100
894 (a) Amplitude, Inc 9,432
1,303 (a) Ansys, Inc 439,541
306 (a) Appfolio, Inc 75,496
674 (a) Appian Corp 22,229
3,580 (a),(b) Applied Digital Corp 27,351
3,995 (a) AppLovin Corp 1,293,701
1,411 (a) Asana, Inc 28,601
777 (a) ASGN, Inc 64,755
383 (a) Aspentech Corp 95,608
2,437 (a) Atlassian Corp Ltd 593,117
13,223 (a) Aurora Innovation, Inc 83,305
3,287 (a) Autodesk, Inc 971,539
2,036 (a) AvePoint, Inc 33,614
2,354 Bentley Systems, Inc 109,932
6,383 (a),(b) BigBear.ai Holdings, Inc 28,404
1,087 (a) BigCommerce Holdings, Inc 6,652
1,698 (a) BILL Holdings, Inc 143,838
4,938 (a) Bit Digital, Inc 14,468
538 (a) Blackbaud, Inc 39,769
875 (a) BlackLine, Inc 53,165
4,515 (a) Blend Labs, Inc 19,008
2,369 (a) Box, Inc 74,860
862 (a) Braze, Inc 36,101
1,287 (a) C3.ai, Inc 44,311
4,187 (a) Cadence Design Systems, Inc 1,258,026
6,392 (a) CCC Intelligent Solutions Holdings, Inc 74,978
664 (a) Cerence, Inc 5,212
3,823 (a) Cipher Mining, Inc 17,739
3,480 (a),(b) Cleanspark, Inc 32,051
1,277 Clear Secure, Inc 34,019
2,122 (a) Clearwater Analytics Holdings, Inc 58,397
4,534 (a) Cloudflare, Inc 488,221
7,582 Cognizant Technology Solutions Corp (Class A) 583,056
679 (a) Commvault Systems, Inc 102,468
3,788 (a) Confluent, Inc 105,912
265 (a) Consensus Cloud Solutions, Inc 6,323
2,736 (a) Core Scientific, Inc 38,441
485 (a) Couchbase, Inc 7,561
3,520 (a) Crowdstrike Holdings, Inc 1,204,403
430 (a) CS Disco, Inc 2,146
4,717 (a) Datadog, Inc 674,012
348 (a),(b) Digimarc Corp 13,033

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
1,549 (a),(b) Digital Turbine, Inc $ 2,618
1,139 (a) DigitalOcean Holdings, Inc 38,806
3,281 (a) DocuSign, Inc 295,093
895 Dolby Laboratories, Inc (Class A) 69,899
549 (a) Domo, Inc 3,887
1,815 (a) DoubleVerify Holdings, Inc 34,866
3,221 (a) Dropbox, Inc 96,759
3,140 (a),(b) D-Wave Quantum, Inc 26,376
3,442 (a) DXC Technology Co 68,771
4,449 (a) Dynatrace, Inc 241,803
3,144 (a) E2open Parent Holdings, Inc 8,363
543 (a) eGain Corp 3,383
1,268 (a) Elastic NV 125,633
349 (a) Enfusion, Inc 3,595
857 (a) EPAM Systems, Inc 200,384
472 (a) EverCommerce, Inc 5,197
362 (a) Fair Isaac Corp 720,717
1,817 (a) Fastly, Inc 17,152
1,139 (a) Five9, Inc 46,289
9,779 (a) Fortinet, Inc 923,920
3,124 (a) Freshworks, Inc 50,515
1,129 (a) Gartner, Inc 546,967
8,534 Gen Digital, Inc 233,661
1,859 (a) Gitlab, Inc 104,755
671 (a) Globant S.A. 143,876
2,197 (a) GoDaddy, Inc 433,622
699 (a) Grid Dynamics Holdings, Inc 15,546
1,261 (a) Guidewire Software, Inc 212,579
450 Hackett Group, Inc 13,824
1,459 (a) HashiCorp, Inc 49,912
769 (a) HubSpot, Inc 535,816
1,256 (a),(b) Hut 8 Corp 25,735
112 (a) IBEX Holdings Ltd 2,407
937 (a) Informatica, Inc 24,296
412 Information Services Group, Inc 1,376
596 (a) Intapp, Inc 38,198
322 InterDigital, Inc 62,378
14,085 International Business Machines Corp 3,096,306
4,201 Intuit, Inc 2,640,328
1,086 (a) Jamf Holding Corp 15,258
1,692 (a) Kaltura, Inc 3,722
3,355 (a) Kyndryl Holdings, Inc 116,083
1,208 (a) LiveRamp Holdings, Inc 36,687
1,006 (a) Manhattan Associates, Inc 271,861
4,294 (a),(b) Marathon Digital Holdings, Inc 72,010
5,907 (a) Matterport, Inc 27,999
365 (a) MeridianLink, Inc 7,537
114,561 Microsoft Corp 48,287,461
2,527 (a),(b) MicroStrategy, Inc (Class A) 731,870
781 (a) Mitek Systems, Inc 8,693
1,018 (a) MongoDB, Inc 237,001
1,055 (a) N-able, Inc 9,854
1,156 (a) nCino OpCo, Inc 38,818
2,313 (a) NCR Corp 32,012
1,555 (a) NextNav, Inc 24,196
3,653 (a) Nutanix, Inc 223,491
2,511 (a) Okta, Inc 197,867
1,468 (a) Olo, Inc 11,274
710 (a) ON24, Inc 4,587
634 (a) OneSpan, Inc 11,754
365 (a) Ooma, Inc 5,132
24,192 Oracle Corp 4,031,355

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
1,327 (a) PagerDuty, Inc $ 24,231
31,070 (a) Palantir Technologies, Inc 2,349,824
9,919 (a) Palo Alto Networks, Inc 1,804,861
748 Pegasystems, Inc 69,714
4,377 (a) Porch Group, Inc 21,535
1,625 (a) Procore Technologies, Inc 121,761
766 Progress Software Corp 49,905
671 (a) PROS Holdings, Inc 14,735
1,823 (a) PTC, Inc 335,195
877 (a) Q2 Holdings, Inc 88,270
667 (a) Qualys, Inc 93,527
930 (a) Rapid7, Inc 37,414
175 (a) Red Violet, Inc 6,335
1,545 (a) Rimini Street, Inc 4,125
1,417 (a) RingCentral, Inc 49,609
3,490 (a),(b) Riot Platforms, Inc 35,633
1,627 Roper Industries, Inc 845,796
14,348 Salesforce, Inc 4,796,967
433 Sapiens International Corp NV 11,635
348 (a) SEMrush Holdings, Inc 4,134
3,422 (a) SentinelOne, Inc 75,968
3,164 (a) ServiceNow, Inc 3,354,220
2,057 (a) Smartsheet, Inc 115,254
4,960 (a) Snowflake, Inc 765,874
668 SolarWinds Corp 9,519
4,448 (a),(b) SoundHound AI, Inc 88,248
307 (a) SoundThinking, Inc 4,009
1,168 (a) Sprinklr, Inc 9,870
904 (a) Sprout Social, Inc 27,762
599 (a) SPS Commerce, Inc 110,210
2,371 (a) Synopsys, Inc 1,150,789
1,778 (a) Tenable Holdings, Inc 70,018
1,844 (a) Teradata Corp 57,441
3,595 (a),(b) Terawulf, Inc 20,348
6,910 (a) Trade Desk, Inc 812,132
143 (a),(b) Tucows, Inc 2,451
2,591 (a) Twilio, Inc 280,035
662 (a) Tyler Technologies, Inc 381,736
6,303 (a) UiPath, Inc 80,111
1,098 (a) Unisys Corp 6,950
4,707 (a) Unity Software, Inc 105,766
1,710 (a) Varonis Systems, Inc 75,975
1,154 (a) Verint Systems, Inc 31,677
1,357 (a) VeriSign, Inc 280,845
823 (a) Vertex, Inc 43,907
945 (a) Viant Technology, Inc 17,946
514 (a) Weave Communications, Inc 8,183
3,218 (a) Workday, Inc 830,341
767 (a) Workiva, Inc 83,986
634 (a) Xperi, Inc 6,511
1,753 (a) Yext, Inc 11,149
2,537 (a) Zeta Global Holdings Corp 45,641
3,882 (a) Zoom Video Communications, Inc 316,810
1,411 (a) Zscaler, Inc 254,558
1,687 (a) Zuora, Inc 16,735
TOTAL SOFTWARE & SERVICES 102,076,720
TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
380 (a) 908 Devices, Inc 836
806 (a) ADTRAN Holdings, Inc 6,714
617 Advanced Energy Industries, Inc 71,344
391 (a),(b) Aeva Technologies, Inc 1,857
17,869 Amphenol Corp (Class A) 1,241,002

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
220,696 Apple, Inc $ 55,266,692
623 (a),(b) Applied Optoelectronics, Inc 22,964
16,000 (a) Arista Networks, Inc 1,768,480
1,538 (a) Arlo Technologies, Inc 17,210
900 (a) Arrow Electronics, Inc 101,808
170 (a) Aviat Networks, Inc 3,079
1,668 Avnet, Inc 87,270
438 Badger Meter, Inc 92,909
126 Bel Fuse, Inc (Class B) 10,391
636 Belden CDT, Inc 71,620
773 Benchmark Electronics, Inc 35,094
909 (a) Calix, Inc 31,697
2,060 CDW Corp 358,522
2,128 (a) Ciena Corp 180,476
62,063 Cisco Systems, Inc 3,674,130
153 (a) Clearfield, Inc 4,743
2,887 Cognex Corp 103,528
2,063 (a) Coherent Corp 195,428
3,509 (a) CommScope Holding Co, Inc 18,282
12,107 Corning, Inc 575,325
426 (a) Corsair Gaming, Inc 2,816
775 Crane NXT Co 45,121
485 CTS Corp 25,574
610 (a) Daktronics, Inc 10,285
4,203 Dell Technologies, Inc 484,354
361 (a) Diebold Nixdorf, Inc 15,537
400 (a) Digi International, Inc 12,092
830 (a),(b) Eastman Kodak Co 5,453
404 (a) ePlus, Inc 29,848
1,500 (a),(b) Evolv Technologies Holdings, Inc 5,925
1,698 (a) Extreme Networks, Inc 28,425
822 (a) F5 Networks, Inc 206,708
545 (a) Fabrinet 119,835
288 (a) FARO Technologies, Inc 7,304
1,454 (a) Harmonic, Inc 19,236
19,689 Hewlett Packard Enterprise Co 420,360
15,190 HP, Inc 495,650
2,966 (a) Infinera Corp 19,487
463 (a) Insight Enterprises, Inc 70,422
3,073 (a),(b) IonQ, Inc 128,359
549 (a) IPG Photonics Corp 39,923
678 (a) Itron, Inc 73,617
1,678 Jabil Inc 241,464
4,469 Juniper Networks, Inc 167,364
2,696 (a) Keysight Technologies, Inc 433,058
548 (a) Kimball Electronics, Inc 10,264
1,352 (a) Knowles Corp 26,945
1,886 (a),(b) Lightwave Logic, Inc 3,961
375 Littelfuse, Inc 88,369
1,153 (a) Lumentum Holdings, Inc 96,794
569 Methode Electronics, Inc 6,709
2,725 (a),(b) MicroVision, Inc 3,570
2,874 (a) Mirion Technologies, Inc 50,151
2,509 Motorola Solutions, Inc 1,159,735
533 Napco Security Technologies, Inc 18,953
3,187 NetApp, Inc 369,947
505 (a) Netgear, Inc 14,074
1,389 (a) Netscout Systems, Inc 30,086
829 (a) nLight, Inc 8,696
592 (a) Novanta, Inc 90,440
280 (a) OSI Systems, Inc 46,880
404 (a) PAR Technology Corp 29,359

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
196 PC Connection, Inc $ 13,577
521 (a) Plexus Corp 81,526
4,619 (a) Pure Storage, Inc 283,745
1,053 (a) Ribbon Communications, Inc 4,380
262 (a) Rogers Corp 26,622
940 (a) Sanmina Corp 71,130
463 (a) Scansource, Inc 21,969
2,874 (a) SmartRent, Inc 5,030
7,460 (a) Super Micro Computer, Inc 227,381
1,107 TD SYNNEX Corp 129,829
697 (a) Teledyne Technologies, Inc 323,499
3,962 (a) Trimble Inc 279,955
1,439 (a) TTM Technologies, Inc 35,615
301 (a) Turtle Beach Corp 5,210
96 Ubiquiti, Inc 31,865
1,868 (a) Viasat, Inc 15,897
4,189 (a) Viavi Solutions, Inc 42,309
2,099 Vishay Intertechnology, Inc 35,557
301 (a) Vishay Precision Group, Inc 7,064
2,801 Vontier Corp 102,152
4,924 (a) Western Digital Corp 293,618
2,215 Xerox Holdings Corp 18,672
800 (a) Zebra Technologies Corp (Class A) 308,976
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 71,470,129
TELECOMMUNICATION SERVICES - 0.8%
422 (a) Anterix, Inc 12,943
1,827 (a),(b) AST SpaceMobile, Inc 38,550
109,559 AT&T, Inc 2,494,658
251 ATN International, Inc 4,219
378 (a) Bandwidth, Inc 6,434
772 Cogent Communications Group, Inc 59,498
3,950 (a) Frontier Communications Parent, Inc 137,065
1,815 (a),(c) GCI Liberty, Inc 18
10,525 (a) Globalstar, Inc 21,787
987 (a) Gogo, Inc 7,985
350 IDT Corp 16,632
2,020 Iridium Communications, Inc 58,620
2,326 (a) Liberty Global Ltd 29,680
2,448 (a) Liberty Global Ltd 32,167
681 (a) Liberty Latin America Ltd (Class A) 4,331
2,483 (a) Liberty Latin America Ltd (Class C) 15,742
15,947 (a) Lumen Technologies, Inc 84,679
869 Shenandoah Telecom Co 10,958
319 Spok Holdings, Inc 5,120
1,775 Telephone and Data Systems, Inc 60,545
7,499 T-Mobile US, Inc 1,655,254
64,495 Verizon Communications, Inc 2,579,155
TOTAL TELECOMMUNICATION SERVICES 7,336,040
TRANSPORTATION - 1.4%
1,148 (a) Air Transport Services Group, Inc 25,233
1,857 (a) Alaska Air Group, Inc 120,241
268 Allegiant Travel Co 25,224
141 (a),(b) Amerco, Inc 9,742
9,378 (a) American Airlines Group, Inc 163,459
424 ArcBest Corp 39,568
258 (a),(b) Avis Budget Group, Inc 20,797
969 (a) Blade Air Mobility, Inc 4,118
1,731 CH Robinson Worldwide, Inc 178,847
767 Costamare, Inc 9,856
185 Covenant Logistics Group, Inc 10,084
29,518 CSX Corp 952,546
9,620 Delta Air Lines, Inc 582,010

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
2,188 Expeditors International Washington, Inc $ 242,365
3,395 FedEx Corp 955,115
438 (a),(b) Frontier Group Holdings, Inc 3,114
2,042 FTAI Infrastructure, Inc 14,825
497 Genco Shipping & Trading Ltd 6,928
1,990 Golden Ocean Group Ltd 17,830
1,764 (a) GXO Logistics, Inc 76,734
728 Heartland Express, Inc 8,168
2,161 (a),(b) Hertz Global Holdings, Inc 7,909
1,010 Hub Group, Inc (Class A) 45,006
1,306 JB Hunt Transport Services, Inc 222,882
5,315 (a),(b) JetBlue Airways Corp 41,776
6,206 (a),(b) Joby Aviation, Inc 50,455
877 (a) Kirby Corp 92,787
2,433 Knight-Swift Transportation Holdings, Inc 129,046
666 Landstar System, Inc 114,459
5,632 (a) Lyft, Inc (Class A) 72,653
796 Marten Transport Ltd 12,426
563 Matson, Inc 75,915
3,509 Norfolk Southern Corp 823,562
2,988 Old Dominion Freight Line 527,083
136 (a) PAM Transportation Services, Inc 2,228
580 (a) Radiant Logistics, Inc 3,886
1,622 (a) RXO, Inc 38,668
582 Ryder System, Inc 91,293
1,291 Safe Bulkers, Inc 4,609
425 (a) Saia, Inc 193,685
932 Schneider National, Inc 27,289
547 (a) Skywest, Inc 54,771
9,743 Southwest Airlines Co 327,560
383 (a) Sun Country Airlines Holdings, Inc 5,584
31,175 (a) Uber Technologies, Inc 1,880,476
1,488 U-Haul Holding Co 95,306
9,306 Union Pacific Corp 2,122,140
4,987 (a) United Airlines Holdings, Inc 484,238
11,274 United Parcel Service, Inc (Class B) 1,421,651
122 Universal Truckload Services, Inc 5,605
1,147 Werner Enterprises, Inc 41,200
1,710 (a) XPO, Inc 224,266
TOTAL TRANSPORTATION 12,707,218
UTILITIES - 2.2%
11,476 AES Corp 147,696
696 Allete, Inc 45,101
3,722 Alliant Energy Corp 220,119
1,833 (a) Altus Power, Inc 7,460
3,939 Ameren Corp 351,123
8,229 American Electric Power Co, Inc 758,961
745 American States Water Co 57,901
3,007 American Water Works Co, Inc 374,341
2,236 Atmos Energy Corp 311,408
1,326 Avista Corp 48,571
1,043 Black Hills Corp 61,036
1,248 (b) Brookfield Infrastructure Corp 49,933
2,251 (b) Brookfield Renewable Corp 62,263
829 (a),(b) Cadiz, Inc 4,311
934 California Water Service Group 42,338
10,119 Centerpoint Energy, Inc 321,076
358 Chesapeake Utilities Corp 43,443
545 Clearway Energy, Inc (Class A) 13,325
1,281 Clearway Energy, Inc (Class C) 33,306
4,560 CMS Energy Corp 303,924
5,088 Consolidated Edison, Inc 454,002

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
268 Consolidated Water Co, Inc $ 6,939
4,898 Constellation Energy Corp 1,095,732
13,114 Dominion Energy, Inc 706,320
3,346 DTE Energy Co 404,030
11,911 Duke Energy Corp 1,283,291
5,773 Edison International 460,916
6,384 Entergy Corp 484,035
3,872 Essential Utilities, Inc 140,631
3,168 Evergy, Inc 194,990
5,408 Eversource Energy 310,581
15,293 Exelon Corp 575,629
8,477 FirstEnergy Corp 337,215
572 Genie Energy Ltd 8,918
765 Global Water Resources, Inc 8,798
1,594 (a) Hawaiian Electric Industries, Inc 15,510
772 Idacorp, Inc 84,364
2,999 MDU Resources Group, Inc 54,042
685 MGE Energy, Inc 64,363
240 Middlesex Water Co 12,631
1,443 (a) Montauk Renewables, Inc 5,743
1,095 National Fuel Gas Co 66,445
1,561 New Jersey Resources Corp 72,821
31,877 NextEra Energy, Inc 2,285,262
6,256 NiSource, Inc 229,971
666 Northwest Natural Holding Co 26,347
812 NorthWestern Corp 43,410
3,229 NRG Energy, Inc 291,320
3,276 OGE Energy Corp 135,135
919 ONE Gas, Inc 63,641
846 Ormat Technologies, Inc 57,291
743 Otter Tail Corp 54,863
31,893 (e) PG&E Corp 643,601
1,604 Pinnacle West Capital Corp 135,971
1,358 PNM Resources, Inc 66,773
1,712 Portland General Electric Co 74,677
11,333 PPL Corp 367,869
7,737 Public Service Enterprise Group, Inc 653,699
250 (a) Pure Cycle Corp 3,170
191 RGC Resources, Inc 3,831
9,724 Sempra Energy 852,989
505 SJW Corp 24,856
16,874 Southern Co 1,389,068
1,078 Southwest Gas Holdings Inc 76,225
880 Spire, Inc 59,690
3,105 UGI Corp 87,654
537 Unitil Corp 29,100
5,252 Vistra Corp 724,093
4,811 WEC Energy Group, Inc 452,426
8,483 Xcel Energy, Inc 572,772
203 York Water Co 6,642
TOTAL UTILITIES 19,517,928
TOTAL COMMON STOCKS
(Cost $215,128,701) 872,143,072
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 01/02/30 8

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
145 (c) Tobira Therapeutics, Inc $ 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 245
TOTAL RIGHTS/WARRANTS
(Cost $237) 245
TOTAL LONG-TERM INVESTMENTS
(Cost $215,128,938) 872,143,317
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
996,052 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .460% (g) 996,052
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $996,052) 996,052
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 2,377,000 (h) Fixed Income Clearing Corporation 4 .460 01/02/25 2,377,000
TOTAL REPURCHASE AGREEMENT 2,377,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,377,000) 2,377,000
TOTAL INVESTMENTS - 100.1%
(Cost $218,501,990) 875,516,369
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,222,765)
NET ASSETS - 100.0% $ 874,293,604
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,289,943.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) In bankruptcy
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $2,377,589 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $2,424,549.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 7 03/21/25  $ 2,153,423 $ 2,077,513 $ (75,910)

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2024
22.1
Balanced
22.2
Core Bond
22.3
Core Equity
22.4
Growth Equity
ASSETS
Affiliated investments, at value
‡
$ 64,290,686 $ – $ – $ –
Long-term investments, at value
*†
– 194,835,279 215,898,579 187,303,359
Short-term investments, at value
#
– 3,176,929 1,096,000 586,000
Investments purchased with collateral from securities lending, at value (cost approximates value) – 1,772,013 – –
Cash – 121,136 – 227
Cash collateral at brokers for investments in futures contracts – – – –
Cash collateral at brokers for investments in mortgage dollar rolls – 1,960,000 – –
Receivables:
Dividends – 1,056 74,128 15,505
Interest – 1,708,299 136 73
Investments sold 340,643 42,164 – 946,958
Reclaims – – 5,015 6,725
Reimbursement from Adviser 5,619 9,228 3,660 7,050
Shares sold 848 421 4,310 7,233
Variation margin on futures contracts – – – –
Unrealized appreciation on forward foreign currency contracts – 5,196 – –
Other 6,989 76,503 58,248 29,428
Total assets 64,644,785 203,708,224 217,140,076 188,902,558
LIABILITIES
Due to affiliates 1,103 475 348 3,528
Cash collateral due to broker – 339 – –
Cash overdraft 207,773 – 85 –
Cash overdraft denominated in foreign currencies^ – – – 6,070
Payables:
Management fees 5,606 51,632 84,559 73,430
Collateral from securities lending – 1,772,013 – –
Investments purchased - regular settlement 69,193 149,104 – 294,531
Investments purchased - when-issued/delayed-delivery
settlement – 48,449 – –
Shares redeemed 1,323 320,692 367,650 158,184
Variation margin on futures contracts – – – –
Variation margin on centrally cleared swap contracts – 3,046 – –
Accrued expenses:
Custodian fees 2,445 38,466 4,790 7,135
Professional fees 34 – 58 59
Shareholder reporting expenses – 2,190 118 –
Shareholder servicing agent fees 367 380 475 411
Trustees fees 5,303 76,247 52,194 30,201
Other 472 403 299 138
Total liabilities 293,619 2,463,436 510,576 573,687
Net assets $ 64,351,166 $ 201,244,788 $ 216,629,500 $ 188,328,871
NET ASSETS CONSIST OF:
Paid-in capital $ 52,021,002 $ 224,134,571 $ 104,215,272 $ 77,188,100
Total distributable earnings (loss) 12,330,164 (22,889,783) 112,414,228 111,140,771
Net assets $ 64,351,166 $ 201,244,788 $ 216,629,500 $ 188,328,871
Shares outstanding 5,061,477.65 22,247,542.66 9,666,309.91 8,226,573.32
Net asset value per share $12.71 $9.05 $22.41 $22.89
*
Includes securities loaned of $ – $ 1,713,357 $ – $ –
‡
Affiliated investments, cost $ 53,292,411 $ – $ – $ –
†
Long-term investments, cost $ – $ 207,642,866 $ 131,292,966 $ 80,047,405
#
Short-term investments, cost – 3,176,934 1,096,000 586,000
^
Cash denominated in foreign currencies, cost $ – $ – $ – $ (6,107)
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

22.5
International Equity
22.6
Large Cap
Responsible Equity
22.7
Large Cap Value
22.8
Money Market
22.9
Real Estate
Securities Select
23.01
Small Cap Equity
23.01
Stock Index
$ – $ – $ – $ – $ – $ – $ –
142,773,434 96,694,330 81,161,775 – 63,293,336 69,845,353 872,143,317
2,292,000 475,000 47,000 135,083,719 1,256,000 323,000 2,377,000
– – – – – 211,007 996,052
401 384 – – 1,062 – –
– – – – – 3 3,294
– – – – – – –
44,823 56,701 52,413 – 235,522 52,069 561,917
284 59 6 85,908 156 40 295
– 47,221 222,385 – – – –
340,930 – 188 – – – –
1,500 2,182 6,295 – 6,173 4,226 3,090
34,098 5,851 905 – 19,732 28,993 7,459
– – – – – 315 –
– – – – – – –
60,603 28,273 42,332 – 54,762 42,238 409,365
145,548,073 97,310,001 81,533,299 135,169,627 64,866,743 70,507,244 876,501,789
1,490 922 1,034 11,354 1,116 1,081 9,396
– 37 – – – – –
– – 16 71 – 53 585
– – – – – – –
62,959 13,107 32,202 11,213 28,229 28,630 45,797
– – – – – 211,007 996,052
– – – – – – –
– – – – – – –
86,144 110,503 137,495 2,524,062 66,948 76,219 720,154
– 1,150 – – – – 8,050
– – – – – – –
13,802 5,934 11,870 17,592 4,930 8,589 9,347
88 49 65 33 65 59 56
636 – – 2,283 – – 6,835
407 423 374 303 367 313 690
60,909 27,555 41,600 769 53,812 34,755 411,223
– 3,090 186 452 268 – –
226,435 162,770 224,842 2,568,132 155,735 360,706 2,208,185
$ 145,321,638 $ 97,147,231 $ 81,308,457 $ 132,601,495 $ 64,711,008 $ 70,146,538 $ 874,293,604
$ 124,943,571 $ 46,528,376 $ 42,720,001 $ 132,591,642 $ 38,079,100 $ 47,871,316 $ 175,405,450
20,378,067 50,618,855 38,588,456 9,853 26,631,908 22,275,222 698,888,154
$ 145,321,638 $ 97,147,231 $ 81,308,457 $ 132,601,495 $ 64,711,008 $ 70,146,538 $ 874,293,604
15,506,134.89 4,686,105.62 4,178,883.19 132,575,585.63 4,646,462.48 4,523,916.54 18,559,037.87
$9.37 $20.73 $19.46 $1.00 $13.93 $15.51 $47.11
$ 718,773 $ – $ – $ – $ – $ 886,075 $ 3,289,943
$ – $ – $ – $ – $ – $ – $ –
$ 111,968,426 $ 57,534,880 $ 48,820,726 $ – $ 39,604,618 $ 55,729,701 $ 215,128,938
2,292,000 475,000 47,000 135,083,719 1,256,000 323,000 2,377,000
$ – $ – $ – $ – $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2024
22.1
Balanced
22.2
Core Bond
22.3
Core Equity
22.4
Growth Equity
22.5
International
Equity
INVESTMENT INCOME
Affiliated income $ – $ – $ 16,153 $ 25,438 $ 8,483
Dividends from unaffiliated investments – 4,224 2,820,425 943,480 4,161,864
Dividends from affiliated investments 1,714,161 – – – –
Interest 2,681 9,504,958 44,200 88,027 79,699
Securities lending income, net – 17,918 – 341 5,737
Tax withheld – – – (21,627) (437,937)
Total investment income 1,716,842 9,527,100 2,880,778 1,035,659 3,817,846
EXPENSES
Management fees 66,971 602,414 936,018 789,306 734,995
Shareholder servicing agent fees 1,756 2,336 2,764 2,374 2,222
Administrative service fees 17,172 18,382 18,412 18,161 17,962
Trustees fees 4,204 12,354 12,416 10,737 8,930
Custodian expenses 7,349 115,979 15,221 20,807 43,742
Overdraft expense 1,378 1,288 1,204 978 226
Professional fees 13,888 38,019 24,319 24,940 33,052
Shareholder reporting expenses 20,707 41,092 25,874 35,559 34,497
Other 13,228 20,865 24,291 15,409 26,066
Total expenses 146,653 852,729 1,060,519 918,271 901,692
Expenses reimbursed by the investment adviser (78,247) (147,382) – (5,070) (19,330)
Net expenses 68,406 705,347 1,060,519 913,201 882,362
Net investment income (loss) 1,648,436 8,821,753 1,820,259 122,458 2,935,484
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – (2,071,320) 26,757,572 8,525,218 36,780
Affiliated investments 1,783,196 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – 75 – – –
Swap contracts – (870,291) – – –
Foreign currency transactions 154 7,128 104 5,951 (32,524)
Distributions from affiliated investments 688,508 – – – –
Net realized gain (loss) 2,471,858 (2,934,408) 26,757,676 8,531,169 4,256
Change in unrealized appreciation (depreciation) on:
Investments – (1,230,360) 22,727,529 34,769,181 1,968,352
Affiliated investments 2,623,634 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – 8,186 – – –
Swap contracts – 584,660 – – –
Foreign currency translations – (175) (391) (426) (23,827)
Net change in unrealized appreciation (depreciation) 2,623,634 (637,689) 22,727,138 34,768,755 1,944,525
Net realized and unrealized gain (loss) 5,095,492 (3,572,097) 49,484,814 43,299,924 1,948,781
Net increase (decrease) in net assets from operations $ 6,743,928 $ 5,249,656 $ 51,305,073 $ 43,422,382 $ 4,884,265

See Notes to Financial Statements

22.6
Large Cap
Responsible Equity
22.7
Large Cap Value
22.8
Money Market
22.9
Real Estate
Securities Select
23.01
Small Cap Equity
23.01
Stock Index
$ – $ 9,456 $ – $ 8,874 $ – $ –
1,255,085 1,638,664 – 2,028,682 775,542 11,149,442
– – – – – –
47,897 16,666 6,936,327 53,296 65,518 205,361
3,946 – – – 9,909 61,181
(1,861) (6,208) – – (4,974) (2,685)
1,305,067 1,658,578 6,936,327 2,090,852 845,995 11,413,299
143,575 378,238 133,457 333,598 312,534 502,988
2,113 1,857 1,760 1,754 1,556 6,174
17,543 17,472 17,862 17,327 17,333 23,231
5,770 5,121 8,007 4,087 4,068 50,708
17,371 36,708 52,310 14,121 27,617 27,653
169 1,708 – 1,842 630 1,289
19,000 24,318 18,708 25,100 22,679 51,788
26,154 23,100 34,439 22,423 22,094 121,013
19,729 17,174 10,792 20,212 16,715 24,165
251,424 505,696 277,335 440,464 425,226 809,009
(40,620) (66,818) (76,401) (58,236) (64,415) (53,181)
210,804 438,878 200,934 382,228 360,811 755,828
1,094,263 1,219,700 6,735,393 1,708,624 485,184 10,657,471
11,063,630 5,965,562 7,288 3,430,580 7,981,157 38,920,545
– – – – – –
123,883 – – – 15,228 962,874
– – – – – –
– – – – – –
8,802 88 459 1,369 (351) 2,069
– – – – – –
11,196,315 5,965,650 7,747 3,431,949 7,996,034 39,885,488
3,201,309 4,395,845 – (2,061,932) 1,333,118 126,042,706
– – – – – –
(19,641) – – – (20,348) (221,129)
– – – – – –
– – – – – –
– (12) – – – –
3,181,668 4,395,833 – (2,061,932) 1,312,770 125,821,577
14,377,983 10,361,483 7,747 1,370,017 9,308,804 165,707,065
$ 15,472,246 $ 11,581,183 $ 6,743,140 $ 3,078,641 $ 9,793,988 $ 176,364,536

Statement of Changes in Net Assets
See Notes to Financial Statements

22.1
Balanced
22.2
Core Bond
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 1,648,436 $ 1,360,539 $ 8,821,753 $ 7,992,808
Net realized gain (loss) 2,471,858 1,480,779 (2,934,408) (5,658,661)
Net change in unrealized appreciation
(depreciation) 2,623,634 6,543,562 (637,689) 9,460,616
Net increase (decrease) in net assets from
operations 6,743,928 9,384,880 5,249,656 11,794,763
Distributions to shareholders (3,150,395) (3,335,427) (7,706,663) (5,989,908)
Total distributions (3,150,395) (3,335,427) (7,706,663) (5,989,908)
FUND SHARE TRANSACTIONS
Subscriptions 1,744,222 2,931,563 17,182,088 14,180,765
Reinvestments of distributions 3,149,775 3,334,803 7,706,438 5,989,731
Redemptions (12,017,358) (6,448,302) (22,081,178) (16,335,461)
Net increase (decrease) from Fund share
transactions (7,123,361) (181,936) 2,807,348 3,835,035
Net increase (decrease) in net assets (3,529,828) 5,867,517 350,341 9,639,890
Net assets at the beginning of period 67,880,994 62,013,477 200,894,447 191,254,557
Net assets at the end of period $ 64,351,166 $ 67,880,994 $ 201,244,788 $ 200,894,447

See Notes to Financial Statements

22.3
Core Equity
22.4
Growth Equity
22.5
International Equity
22.6
Large Cap Responsible Equity
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
$ 1,820,259 $ 1,708,096 $ 122,458 $ 438,195 $ 2,935,484 $ 3,181,494 $ 1,094,263 $ 1,392,034
26,757,676 7,108,907 8,531,169 1,941,870 4,256 (6,230,576) 11,196,315 4,492,613
22,727,138 38,560,207 34,768,755 49,457,586 1,944,525 22,925,552 3,181,668 10,880,570
51,305,073 47,377,210 43,422,382 51,837,651 4,884,265 19,876,470 15,472,246 16,765,217
(8,702,763) (37,697,754) (440,583) (363,656) (3,279,596) (2,790,012) (6,107,652) (3,496,765)
(8,702,763) (37,697,754) (440,583) (363,656) (3,279,596) (2,790,012) (6,107,652) (3,496,765)
14,935,449 10,828,379 19,308,576 15,169,719 15,446,204 13,275,221 8,110,708 4,183,682
8,702,193 37,694,834 440,583 363,656 3,279,596 2,790,012 6,106,805 3,496,296
(33,328,383) (22,365,439) (31,871,078) (23,907,405) (14,671,914) (15,028,324) (15,403,343) (9,017,542)
(9,690,741) 26,157,774 (12,121,919) (8,374,030) 4,053,886 1,036,909 (1,185,830) (1,337,564)
32,911,569 35,837,230 30,859,880 43,099,965 5,658,555 18,123,367 8,178,764 11,930,888
183,717,931 147,880,701 157,468,991 114,369,026 139,663,083 121,539,716 88,968,467 77,037,579
$ 216,629,500 $ 183,717,931 $ 188,328,871 $ 157,468,991 $ 145,321,638 $ 139,663,083 $ 97,147,231 $ 88,968,467

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
22.7
Large Cap Value
22.8
Money Market
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 1,219,700 $ 1,306,783 $ 6,735,393 $ 6,386,477
Net realized gain (loss) 5,965,650 5,446,885 7,747 1,705
Net change in unrealized appreciation
(depreciation) 4,395,833 3,618,546 – –
Net increase (decrease) in net assets from
operations 11,581,183 10,372,214 6,743,140 6,388,182
Distributions to shareholders (6,685,760) (2,412,597) (6,735,853) (6,386,477)
Total distributions (6,685,760) (2,412,597) (6,735,853) (6,386,477)
FUND SHARE TRANSACTIONS
Subscriptions 7,352,430 8,886,382 106,680,927 72,270,512
Reinvestments of distributions 6,684,727 2,412,256 6,736,745 6,386,477
Redemptions (18,029,490) (16,368,582) (112,732,239) (80,675,892)
Net increase (decrease) from Fund share
transactions (3,992,333) (5,069,944) 685,433 (2,018,903)
Net increase (decrease) in net assets 903,090 2,889,673 692,720 (2,017,198)
Net assets at the beginning of period 80,405,367 77,515,694 131,908,775 133,925,973
Net assets at the end of period $ 81,308,457 $ 80,405,367 $ 132,601,495 $ 131,908,775

See Notes to Financial Statements

22.9
Real Estate Securities Select
23.01
Small Cap Equity
23.01
Stock Index
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/24
Year Ended
12/31/23
$ 1,708,624 $ 1,872,482 $ 485,184 $ 515,740 $ 10,657,471 $ 11,307,344
3,431,949 (1,764,915) 7,996,034 854,954 39,885,488 12,802,458
(2,061,932) 7,596,254 1,312,770 9,086,960 125,821,577 139,733,401
3,078,641 7,703,821 9,793,988 10,457,654 176,364,536 163,843,203
(1,870,883) (1,778,359) (1,345,173) (1,997,008) (23,783,232) (17,015,717)
(1,870,883) (1,778,359) (1,345,173) (1,997,008) (23,783,232) (17,015,717)
6,679,014 6,401,008 13,932,319 7,643,450 29,321,180 29,743,404
1,870,722 1,778,220 1,345,173 1,997,008 23,783,232 17,015,717
(15,499,743) (14,774,347) (19,154,324) (10,193,294) (106,939,594) (71,258,660)
(6,950,007) (6,595,119) (3,876,832) (552,836) (53,835,182) (24,499,539)
(5,742,249) (669,657) 4,571,983 7,907,810 98,746,122 122,327,947
70,453,257 71,122,914 65,574,555 57,666,745 775,547,482 653,219,535
$ 64,711,008 $ 70,453,257 $ 70,146,538 $ 65,574,555 $ 874,293,604 $ 775,547,482

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.1
Balanced
12/31/24 $ 12 .07 $ 0 .31 $ 0 .95 $ 1 .26 $ ( 0 .27 ) $ ( 0 .35 ) $ ( 0 .62 ) $ 12 .71
12/31/23 11 .01 0 .25 1 .44 1 .69 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 12 .07
12/31/22 14 .29 0 .20 ( 2 .60 ) ( 2 .40 ) ( 0 .33 ) ( 0 .55 ) ( 0 .88 ) 11 .01
12/31/21 13 .57 0 .22 1 .10 1 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 14 .29
12/31/20 12 .45 0 .26 1 .45 1 .71 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 13 .57
22.2
Core Bond
12/31/24 9 .15 0 .40 ( 0 .14 ) 0 .26 ( 0 .36 ) — ( 0 .36 ) 9 .05
12/31/23 8 .89 0 .37 0 .17 0 .54 ( 0 .28 ) — ( 0 .28 ) 9 .15
12/31/22 10 .56 0 .27 ( 1 .67 ) ( 1 .40 ) ( 0 .21 ) ( 0 .06 ) ( 0 .27 ) 8 .89
12/31/21 11 .10 0 .22 ( 0 .33 ) ( 0 .11 ) ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 10 .56
12/31/20 10 .59 0 .27 0 .56 0 .83 ( 0 .32 ) — ( 0 .32 ) 11 .10
22.3
Core Equity
12/31/24 18 .12 0 .19 5 .01 5 .20 ( 0 .18 ) ( 0 .73 ) ( 0 .91 ) 22 .41
12/31/23 17 .53 0 .19 5 .08 5 .27 ( 0 .23 ) ( 4 .45 ) ( 4 .68 ) 18 .12
12/31/22 26 .06 0 .23 ( 6 .11 ) ( 5 .88 ) ( 0 .17 ) ( 2 .48 ) ( 2 .65 ) 17 .53
12/31/21 21 .40 0 .15 5 .19 5 .34 ( 0 .19 ) ( 0 .49 ) ( 0 .68 ) 26 .06
12/31/20 18 .82 0 .18 3 .49 3 .67 ( 0 .25 ) ( 0 .84 ) ( 1 .09 ) 21 .40
22.4
Growth Equity
12/31/24 17 .89 0 .01 5 .04 5 .05 ( 0 .05 ) — ( 0 .05 ) 22 .89
12/31/23 12 .25 0 .05 5 .63 5 .68 ( 0 .04 ) — ( 0 .04 ) 17 .89
12/31/22 20 .88 0 .04 ( 6 .92 ) ( 6 .88 ) — ( 1 .75 ) ( 1 .75 ) 12 .25
12/31/21 21 .88 ( 0 .02 ) 3 .55 3 .53 ( 0 .06 ) ( 4 .47 ) ( 4 .53 ) 20 .88
12/31/20 16 .38 0 .04 6 .92 6 .96 ( 0 .06 ) ( 1 .40 ) ( 1 .46 ) 21 .88
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
The Fund’s expenses do not include the expenses of the Underlying Funds related to the Balanced Fund.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,(b)
Net Assets,
End of
Period (000)
Gross
Expenses
(c)
Net
Expenses
(c)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
10 .38% $ 64,351 0 .22% 0 .10% 2 .46% 12% 12%
15 .77 67,881 0 .21 0 .10 2 .13 15 15
( 16 .59 ) 62,013 0 .21 0 .10 1 .63 18 18
9 .78 81,075 0 .18 0 .10 1 .52 16 16
14 .16 74,157 0 .18 0 .10 2 .06 28 28
2 .71 201,245 0 .42 0 .35 4 .39 79 71
6 .27 200,894 0 .42 0 .35 4 .13 75 72
( 13 .21 ) 191,255 0 .42 0 .35 2 .90 181 104
( 0 .99 ) 230,014 0 .42 0 .35 2 .03 258 89
7 .86 217,823 0 .37 0 .35 2 .52 154 91
28 .83 216,630 0 .51 0 .51 0 .87 43 43
32 .93 183,718 0 .53 0 .51 1 .02 46 46
( 22 .24 ) 147,881 0 .54 0 .52 1 .07 123 123
25 .17 210,649 0 .52 0 .52 0 .63 63 63
20 .44 177,154 0 .54 0 .52 0 .95 64 64
28 .26 188,329 0 .52 0 .52 0 .07 33 33
46 .42 157,469 0 .53 0 .52 0 .32 46 46
( 32 .92 ) 114,369 0 .56 0 .52 0 .27 52 52
16 .16 177,066 0 .52 0 .52 ( 0 .09 ) 56 56
43 .97 166,435 0 .54 0 .52 0 .22 120 120

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.5
International Equity
12/31/24 $ 9.24 $ 0.20 $ 0.15 $ 0.35 $ (0.22) $ — $ (0.22) $ 9.37
12/31/23 8.11 0.21 1.11 1.32 (0.19) — (0.19) 9.24
12/31/22 10.11 0.21 (1.94) (1.73) (0.27) — (0.27) 8.11
12/31/21 9.22 0.27 0.73 1.00 (0.11) — (0.11) 10.11
12/31/20 8.12 0.12 1.11 1.23 (0.13) — (0.13) 9.22
22.6
Large Cap Responsible Equity
12/31/24 18.72 0.23 3.14 3.37 (0.31) (1.05) (1.36) 20.73
12/31/23 15.98 0.29 3.20 3.49 (0.25) (0.50) (0.75) 18.72
12/31/22 22.74 0.26 (4.50) (4.24) (0.24) (2.28) (2.52) 15.98
12/31/21 18.67 0.23 4.64 4.87 (0.23) (0.57) (0.80) 22.74
12/31/20 16.75 0.23 3.00 3.23 (0.27) (1.04) (1.31) 18.67
22.7
Large Cap Value
12/31/24 18.38 0.29 2.44 2.73 (0.32) (1.33) (1.65) 19.46
12/31/23 16.60 0.29 2.04 2.33 (0.29) (0.26) (0.55) 18.38
12/31/22 19.02 0.27 (1.73) (1.46) (0.23) (0.73) (0.96) 16.60
12/31/21 15.20 0.21 3.85 4.06 (0.24) — (0.24) 19.02
12/31/20 14.92 0.25 0.30 0.55 (0.27) — (0.27) 15.20
22.8
Money Market
12/31/24 1.00 0.05 — 0.05 (0.05) (0.00)
(d)
(0.05) 1.00
12/31/23 1.00 0.05 0.00
(d)
0.05 (0.05) — (0.05) 1.00
12/31/22 1.00 0.02 (0.01) 0.01 (0.01) — (0.01) 1.00
12/31/21 1.00 — — — — — — 1.00
12/31/20 1.00 0.00
(d)
— 0.00
(d)
0.00
(d)
— 0.00
(d)
1.00
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
Value rounded to zero.
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
3.64% $ 145,322 0.61% 0.60% 2.00% 9%
16.41 139,663 0.61 0.60 2.41 21
(16.70) 121,540 0.63 0.60 2.50 23
10.84 143,490 0.61 0.60 2.71 22
15.34 122,446 0.64 0.60 1.52 88
18.02 97,147 0.26 0.22 1.14 53
22.41 88,968 0.29 0.22 1.69 27
(17.83) 77,038 0.29 0.22 1.37 20
26.35 102,130 0.26 0.22 1.09 31
20.47 81,812 0.30 0.22 1.38 29
14.78 81,308 0.60 0.52 1.45 17
14.30 80,405 0.60 0.52 1.70 25
(7.10) 77,516 0.60 0.52 1.55 23
26.85 91,789 0.58 0.52 1.19 27
4.01 73,829 0.61 0.52 1.85 30
5.17 132,601 0.21 0.15 5.05 —
5.02 131,909 0.20 0.15 4.91 —
1.46 133,926 0.21 0.15 1.55 —
0.00 96,930 0.22 0.06 0.00 —
0.41 115,039 0.20 0.14 0.37 —

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.9
Real Estate Securities Select
12/31/24 $ 13 .65 $ 0 .35 $ 0 .33 $ 0 .68 $ ( 0 .40 ) $ — $ ( 0 .40 ) $ 13 .93
12/31/23 12 .54 0 .35 1 .10 1 .45 ( 0 .34 ) — ( 0 .34 ) 13 .65
12/31/22 19 .94 0 .33 ( 6 .04 ) ( 5 .71 ) ( 0 .25 ) ( 1 .44 ) ( 1 .69 ) 12 .54
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
12/31/20 15 .60 0 .27 ( 0 .17 ) 0 .10 ( 0 .34 ) ( 0 .83 ) ( 1 .17 ) 14 .53
23.01
Small Cap Equity
12/31/24 13 .63 0 .11 2 .07 2 .18 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .51
12/31/23 11 .89 0 .11 2 .05 2 .16 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) 13 .63
12/31/22 17 .52 0 .11 ( 3 .05 ) ( 2 .94 ) ( 0 .08 ) ( 2 .61 ) ( 2 .69 ) 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
12/31/20 13 .13 0 .06 1 .46 1 .52 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 14 .11
23.01
Stock Index
12/31/24 39 .17 0 .56 8 .67 9 .23 ( 0 .62 ) ( 0 .67 ) ( 1 .29 ) 47 .11
12/31/23 31 .88 0 .57 7 .58 8 .15 ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 39 .17
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
12/31/20 28 .02 0 .44 5 .28 5 .72 ( 0 .48 ) ( 0 .13 ) ( 0 .61 ) 33 .13
(a)
Based on average shares outstanding.
(b)
Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
4 .78% $ 64,711 0 .66% 0 .57% 2 .55% 30%
12 .01 70,453 0 .65 0 .57 2 .76 9
( 28 .62 ) 71,123 0 .63 0 .57 2 .09 33
39 .53 108,168 0 .61 0 .57 1 .37 38
1 .27 80,816 0 .62 0 .57 1 .86 44
16 .01 70,147 0 .63 0 .53 0 .71 83
18 .65 65,575 0 .64 0 .53 0 .86 80
( 15 .63 ) 57,667 0 .66 0 .53 0 .78 73
24 .76 74,964 0 .62 0 .53 0 .44 78
12 .80 60,254 0 .69 0 .53 0 .55 97
23 .67 874,294 0 .10 0 .09 1 .27 1
25 .91 775,547 0 .08 0 .08 1 .60 1
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3
20 .76 678,732 0 .09 0 .09 1 .58 3

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Life Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended December 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Real Estate Securities Select invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the prior calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
New Name Former Name Short Name
Nuveen Life Balanced Fund TIAA-CREF Life Balanced Fund Balanced
Nuveen Life Core Bond Fund TIAA-CREF Life Core Bond Fund Core Bond
Nuveen Life Core Equity Fund TIAA-CREF Life Growth & Income Fund Core Equity
Nuveen Life Growth Equity Fund TIAA-CREF Life Growth Equity Fund Growth Equity
Nuveen Life International Equity Fund TIAA-CREF Life International Equity Fund International Equity
Nuveen Life Large Cap Responsible Equity Fund TIAA-CREF Life Social Choice Equity Fund Large Cap Responsible Equity
Nuveen Life Large Cap Value Fund TIAA-CREF Life Large-Cap Value Fund Large Cap Value
Nuveen Life Money Market Fund TIAA-CREF Life Money Market Fund Money Market
Nuveen Life Real Estate Securities Select Fund TIAA-CREF Life Real Estate Securities Fund Real Estate Securities Select
Nuveen Life Small Cap Equity Fund TIAA-CREF Life Small-Cap Equity Fund Small Cap Equity
Nuveen Life Stock Index Fund TIAA-CREF Life Stock Index Fund Stock Index
1 1 1

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU
2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted
ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The
CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the
CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the
Statement of Operations.

Notes to Financial Statements
(continued)

3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Affiliated investment companies $64,290,686 $— $— $64,290,686
Total $64,290,686 $— $— $64,290,686
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $3,631,519 $— $3,631,519
Corporate bonds — 67,678,079 — 67,678,079
Government bonds — 96,946,140 — 96,946,140
Preferred stocks 66,872 — — 66,872
Structured assets — 26,512,669 — 26,512,669
Investments purchased with collateral from securities lending 1,772,013 — — 1,772,013
Short-Term Investments
:
Government agency debt — 86,929 — 86,929
Repurchase agreement — 3,090,000 — 3,090,000
Investments in Derivatives
:
Credit default swap contracts* — (41,169) — (41,169)
Forward foreign currency contracts* — 5,196 — 5,196
Total $1,838,885 $197,909,363 $— $199,748,248
1 1 1 1 1
Core Equity
Long-Term Investments
:
Common stocks $215,898,579 $— $— $215,898,579
Short-Term Investments
:
Repurchase agreement — 1,096,000 — 1,096,000
Total $215,898,579 $1,096,000 $— $216,994,579
1 1 1 1 1
Growth Equity
Long-Term Investments
:
Common stocks $178,752,824 $8,550,535 $— $187,303,359
Short-Term Investments
:
Repurchase agreement — 586,000 — 586,000
Total $178,752,824 $9,136,535 $— $187,889,359
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $15,149,555 $127,623,879 $— $142,773,434
Short-Term Investments
:
Repurchase agreement — 2,292,000 — 2,292,000
Total $15,149,555 $129,915,879 $— $145,065,434
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $96,694,330 $— $— $96,694,330
Short-Term Investments
:
Repurchase agreement — 475,000 — 475,000
Investments in Derivatives
:
Futures contracts* (2,535) — — (2,535)
Total $96,691,795 $475,000 $— $97,166,795
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $81,161,775 $— $— $81,161,775
Short-Term Investments
:
Repurchase agreement — 47,000 — 47,000
Total $81,161,775 $47,000 $— $81,208,775
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Money Market
Short-Term Investments:
Government agency debt $ — $ 27,336,040 $ — $ 27,336,040
Repurchase agreement — 59,711,000 — 59,711,000
Treasury debt — 31,186,628 — 31,186,628
Variable rate securities — 16,850,051 — 16,850,051
Total $— $135,083,719 $— $135,083,719
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $63,293,336 $— $— $63,293,336
Short-Term Investments
:
Repurchase agreement — 1,256,000 — 1,256,000
Total $63,293,336 $1,256,000 $— $64,549,336
1 1 1 1 1
Small Cap Equity
Long-Term Investments
:
Common stocks $69,845,353 $— $— $69,845,353
Investments purchased with collateral from securities lending 211,007 — — 211,007
Short-Term Investments
:
Repurchase agreement — 323,000 — 323,000
Investments in Derivatives
:
Futures contracts* (19,153) — — (19,153)
Total $70,037,207 $323,000 $— $70,360,207
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $872,141,577 $— $1,495 $872,143,072
Rights/Warrants — — 245 245
Investments purchased with collateral from securities lending 996,052 — — 996,052
Short-Term Investments
:
Repurchase agreement — 2,377,000 — 2,377,000
Investments in Derivatives
:
Futures contracts* (75,910) — — (75,910)
Total $873,061,719 $2,377,000 $1,740 $875,440,459
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Core Bond Fixed Income Clearing Corporation $ 3,090,000 $ (3,151,832)
Core Equity Fixed Income Clearing Corporation 1,096,000 (1,117,969)
Growth Equity Fixed Income Clearing Corporation 586,000 (597,909)
International Equity Fixed Income Clearing Corporation 2,292,000 (2,337,958)
Large Cap Responsible Equity Fixed Income Clearing Corporation 475,000 (484,561)
Large Cap Value Fixed Income Clearing Corporation 47,000 (47,998)
Money Market Fixed Income Clearing Corporation 59,711,000 (60,905,326)
Real Estate Securities Select Fixed Income Clearing Corporation 1,256,000 (1,281,177)
Small Cap Equity Fixed Income Clearing Corporation 323,000 (329,630)
Stock Index Fixed Income Clearing Corporation 2,377,000 (2,424,549)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law)
against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Core Bond $– $1,713,357 $1,772,013 $– $1,772,013
International Equity 718,773 – – 783,500 783,500
Small Cap Equity 886,075 – 211,007 732,304 943,311
Stock Index 3,289,943 – 996,052 2,447,536 3,443,588
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
22.1
Balanced $ 7,799,198 $ – $ 15,731,820 $ –
22.2
Core Bond 27,930,872 135,317,604 41,087,866 112,152,489
22.3
Core Equity 88,172,851 – 104,464,962 –
22.4
Growth Equity 57,466,758 – 69,560,687 –
22.5
International Equity 18,048,433 – 13,322,305 –
22.6
Large Cap Responsible Equity 50,143,386 – 55,931,588 –
22.7
Large Cap Value 14,577,178 – 24,001,183 –
22.9
Real Estate Securities Select 19,520,182 – 27,231,756 –
23.01
Small Cap Equity 55,831,231 – 60,000,959 –
23.01
Stock Index 11,649,493 – 74,657,342 –

Notes to Financial Statements
(continued)

Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Fund Average Notional Amount of Futures Contracts Outstanding*
22.6
Large Cap Responsible Equity $ 949,226
23.01
Small Cap Equity 1,027,371
23.01
Stock Index 4,511,356
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
22.2
Core Bond $ 85,545
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Bank of America, N.A. $ 5,196 $ — $ 5,196 $ — $ 5,196
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
*
Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Fund Average Notional Amount of Swap Contracts Outstanding*
22.2
Core Bond $ 4,974,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 5,196 - $ –
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
*
(41,169)
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(2,535)
1 1 1 1 1 1 1 1
Small Cap Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(19,153)
1 1 1 1 1 1 1 1
Stock Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(75,910)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(continued)

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.2
Core Bond
Forward foreign currency contracts Foreign currency exchange rate $ 75 $ 8,186
Swap contracts Credit (870,291) 584,660
22.6
Large Cap Responsible Equity
Futures contracts Equity 123,883 (19,641)
23.01
Small Cap Equity
Futures contracts Equity 15,228 (20,348)
23.01
Stock Index
Futures contracts Equity 962,874 (221,129)
Year Ended
12/31/24
Year Ended
12/31/23
22.1
Balanced Shares Amount Shares Amount
Subscriptions 138,683
$ 1,744,222
247,764
$ 2,931,563
Reinvestments of distributions 245,119
3,149,775
299,085
3,334,803
Redemptions (948,463)
(12,017,358)
(552,165)
(6,448,302)
Net increase (decrease) from shareholder transactions (564,661) $ (7,123,361) (5,316) $ (181,936)
Year Ended
12/31/24
Year Ended
12/31/23
22.2
Core Bond Shares Amount Shares Amount
Subscriptions 1,876,370
$ 17,182,088
1,568,414
$ 14,180,765
Reinvestments of distributions 826,871
7,706,438
690,857
5,989,731
Redemptions (2,407,198)
(22,081,178)
(1,813,872)
(16,335,461)
Net increase (decrease) from shareholder transactions 296,043 $ 2,807,348 445,399 $ 3,835,035
Year Ended
12/31/24
Year Ended
12/31/23
22.3
Core Equity Shares Amount Shares Amount
Subscriptions 705,757
$ 14,935,449
553,040
$ 10,828,379
Reinvestments of distributions 397,905
8,702,193
2,306,905
37,694,834
Redemptions (1,575,751)
(33,328,383)
(1,158,689)
(22,365,439)
Net increase (decrease) from shareholder transactions (472,089) $ (9,690,741) 1,701,256 $ 26,157,774
Year Ended
12/31/24
Year Ended
12/31/23
22.4
Growth Equity Shares Amount Shares Amount
Subscriptions 956,403
$ 19,308,576
995,210
$ 15,169,719
Reinvestments of distributions 20,675
440,583
23,371
363,656
Redemptions (1,552,858)
(31,871,078)
(1,553,059)
(23,907,405)
Net increase (decrease) from shareholder transactions (575,780) $ (12,121,919) (534,478) $ (8,374,030)
Year Ended
12/31/24
Year Ended
12/31/23
22.5
International Equity Shares Amount Shares Amount
Subscriptions 1,574,300
$ 15,446,204
1,510,263
$ 13,275,221
Reinvestments of distributions 329,277
3,279,596
324,420
2,790,012
Redemptions (1,504,680)
(14,671,914)
(1,713,091)
(15,028,324)
Net increase (decrease) from shareholder transactions 398,897 $ 4,053,886 121,592 $ 1,036,909
Year Ended
12/31/24
Year Ended
12/31/23
22.6
Large Cap Responsible Equity Shares Amount Shares Amount
Subscriptions 385,114
$ 8,110,708
246,846
$ 4,183,682
Reinvestments of distributions 296,303
6,106,805
209,359
3,496,296
Redemptions (748,614)
(15,403,343)
(523,181)
(9,017,542)
Net increase (decrease) from shareholder transactions (67,197) $ (1,185,830) (66,976) $ (1,337,564)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, investments in underlying funds, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
12/31/24
Year Ended
12/31/23
22.7
Large Cap Value Shares Amount Shares Amount
Subscriptions 372,234
$ 7,352,430
514,970
$ 8,886,382
Reinvestments of distributions 339,844
6,684,727
142,906
2,412,256
Redemptions (906,754)
(18,029,490)
(954,536)
(16,368,582)
Net increase (decrease) from shareholder transactions (194,676) $ (3,992,333) (296,660) $ (5,069,944)
Year Ended
12/31/24
Year Ended
12/31/23
22.8
Money Market Shares Amount Shares Amount
Subscriptions 106,680,927
$ 106,680,927
72,266,641
$ 72,270,512
Reinvestments of distributions 6,736,745
6,736,745
6,390,348
6,386,477
Redemptions (112,732,239)
(112,732,239)
(80,675,892)
(80,675,892)
Net increase (decrease) from shareholder transactions 685,433 $ 685,433 (2,018,903) $ (2,018,903)
Year Ended
12/31/24
Year Ended
12/31/23
22.9
Real Estate Securities Select Shares Amount Shares Amount
Subscriptions 473,945
$ 6,679,014
489,102
$ 6,401,008
Reinvestments of distributions 125,805
1,870,722
150,188
1,778,220
Redemptions (1,116,360)
(15,499,743)
(1,147,994)
(14,774,347)
Net increase (decrease) from shareholder transactions (516,610) $ (6,950,007) (508,704) $ (6,595,119)
Year Ended
12/31/24
Year Ended
12/31/23
23.01
Small Cap Equity Shares Amount Shares Amount
Subscriptions 931,594
$ 13,932,319
601,413
$ 7,643,450
Reinvestments of distributions 87,292
1,345,173
167,394
1,997,008
Redemptions (1,305,768)
(19,154,324)
(807,684)
(10,193,294)
Net increase (decrease) from shareholder transactions (286,882) $ (3,876,832) (38,877) $ (552,836)
Year Ended
12/31/24
Year Ended
12/31/23
23.01
Stock Index Shares Amount Shares Amount
Subscriptions 669,384
$ 29,321,180
834,404
$ 29,743,404
Reinvestments of distributions 523,053
23,783,232
484,364
17,015,717
Redemptions (2,432,705)
(106,939,594)
(2,009,075)
(71,258,660)
Net increase (decrease) from shareholder transactions (1,240,268) $ (53,835,182) (690,307) $ (24,499,539)

Notes to Financial Statements
(continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
22.1
Balanced $56,410,966 $12,996,373 $(5,116,653) $7,879,720
22.2
Core Bond 212,647,636 1,200,365 (14,099,753) (12,899,388)
22.3
Core Equity 132,971,440 88,114,109 (4,090,970) 84,023,139
22.4
Growth Equity 81,543,132 108,470,604 (2,124,377) 106,346,227
22.5
International Equity 114,730,335 40,627,278 (10,292,179) 30,335,099
22.6
Large Cap Responsible Equity 59,040,172 40,939,592 (2,812,969) 38,126,623
22.7
Large Cap Value 49,784,908 33,007,316 (1,583,449) 31,423,867
22.8
Money Market 135,083,719 – – –
22.9
Real Estate Securities Select 41,208,635 24,071,231 (730,530) 23,340,701
23.01
Small Cap Equity 57,044,204 17,121,590 (3,805,587) 13,316,003
23.01
Stock Index 225,831,940 675,305,942 (25,621,513) 649,684,429
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
22.1
Balanced $2,225,066 $2,230,285 $7,879,720 $– $– $(4,907) $12,330,164
22.2
Core Bond 8,718,358 – (12,899,506) (18,641,056) – (67,579) (22,889,783)
22.3
Core Equity 2,945,982 25,488,792 84,022,999 – – (43,545) 112,414,228
22.4
Growth Equity 148,930 4,675,095 106,345,926 – – (29,180) 111,140,771
22.5
International Equity 3,127,002 – 30,312,260 (13,001,150) – (60,045) 20,378,067
22.6
Large Cap Responsible Equity 3,214,332 9,304,893 38,126,623 – – (26,993) 50,618,855
22.7
Large Cap Value 1,317,013 5,888,715 31,423,833 – – (41,105) 38,588,456
22.8
Money Market 9,853 – – – – – 9,853
22.9
Real Estate Securities Select 1,839,800 1,504,845 23,340,701 – – (53,438) 26,631,908
23.01
Small Cap Equity 1,151,702 7,841,887 13,316,003 – – (34,370) 22,275,222
23.01
Stock Index 12,779,003 36,831,056 649,684,428 – – (406,333) 698,888,154
12/31/24 12/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
22.1
Balanced $ 1,532,580 $ 1,617,815 $ 1,594,974 $ 1,740,453
22.2
Core Bond 7,706,663 – 5,989,908 –
22.3
Core Equity 5,399,214 3,303,549 1,815,060 35,882,694
22.4
Growth Equity 440,583 – 363,656 –
22.5
International Equity 3,279,596 – 2,790,012 –
22.6
Large Cap Responsible Equity 1,882,244 4,225,408 1,145,205 2,351,560
22.7
Large Cap Value 2,464,209 4,221,551 1,283,961 1,128,636
22.8
Money Market 6,735,812 41 6,386,477 –
22.9
Real Estate Securities Select 1,870,883 – 1,778,359 –
23.01
Small Cap Equity 608,145 737,028 518,547 1,478,461
23.01
Stock Index 11,667,382 12,115,850 10,468,862 6,546,855
Fund Short-Term Long-Term Total
22.1
Balanced $ – $ – $ –
22.2
Core Bond 10,137,152 8,503,904 18,641,056
22.3
Core Equity – – –
22.4
Growth Equity – – –
22.5
International Equity 2,159,173 10,841,977 13,001,150
22.6
Large Cap Responsible Equity – – –
22.7
Large Cap Value – – –
22.8
Money Market – – –
22.9
Real Estate Securities Select – – –
23.01
Small Cap Equity – – –
23.01
Stock Index – – –

8. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Adviser and the Funds. The Funds have also entered into an Administrative Service Agreement with the Adviser under which the Funds pay the
Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1,
2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative
Services Agreement.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.
Effective May 1, 2024, the management fee schedule for each Fund, other than Balanced, Large Cap Responsible Equity, Money
Market and Stock Index, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC
(“Nuveen Fund Advisors”). For the Balanced, Large Cap Responsible Equity, Money Market and Stock Index, the advisory fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The Adviser and its affiliates have voluntarily agreed to waive Fund fees in order to keep the Fund’s yield non-negative. As of the end of the current fiscal period, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Fund Utilized
22.1
Balanced $–
22.2
Core Bond –
22.3
Core Equity –
22.4
Growth Equity 3,542,166
22.5
International Equity 80,520
22.6
Large Cap Responsible Equity –
22.7
Large Cap Value –
22.8
Money Market –
22.9
Real Estate Securities Select 1,767,807
23.01
Small Cap Equity –
23.01
Stock Index –
Fund Fund-Level Fee Maximum Expense Amounts‡
22.1
Balanced 0.10% 0.10%
22.2
Core Bond 0.14 0.35
22.3
Core Equity 0.29 0.52
22.4
Growth Equity 0.29 0.52
22.5
International Equity 0.34 0.60
22.6
Large Cap Responsible Equity 0.15 0.22
22.7
Large Cap Value 0.29 0.52
22.8
Money Market 0.10 0.15
22.9
Real Estate Securities Select 0.34 0.57
23.01
Small Cap Equity 0.30 0.53
23.01
Stock Index 0.06 0.09
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(continued)

As of December 31, 2024, the complex-level fee rate for each Fund was as follows:
Prior to May 1, 2024, the advisory fees charged under the Investment Advisory Agreement with respect to each Fund were made up of one component, and were based upon the average daily net assets of each Fund as follows:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During
the current fiscal period, the values of voluntary compensation were as follows:
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
For Balanced, Money Market, Large Cap Responsible Equity and Stock Index, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.
Fund
Complex-Level Fee
22.2
Core Bond 0.1597%
22.3
Core Equity 0.1597%
22.4
Growth Equity 0.1597%
22.5
International Equity 0.1597%
22.7
Large Cap Value 0.1597%
22.9
Real Estate Securities Select 0.1597%
23.01
Small Cap Equity 0.1597%
Fund
Investment Advisory Fee For the
Period January 1, 2024 through
April 30, 2024
22.1
Balanced 0.10%
22.2
Core Bond 0.30
22.3
Core Equity 0.45
22.4
Growth Equity 0.45
22.5
International Equity 0.50
22.6
Large Cap Responsible Equity 0.15
22.7
Large Cap Value 0.45
22.8
Money Market 0.10
22.9
Real Estate Securities Select 0.50
23.01
Small Cap Equity 0.46
23.01
Stock Index 0.06
Fund Value
22.3
Core Equity $16,153
22.4
Growth Equity 25,438
22.5
International Equity 8,483
22.7
Large Cap Value 9,456
22.9
Real Estate Securities Select 8,874

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
As of the end of the reporting period, certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of
TIAA, have various sub-accounts which invest in the Funds.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Investments in other investment companies advised by Advisors are deemed to be affiliated investments. Balanced invests its assets in shares of the affiliated Nuveen Life Funds. Information regarding transactions with affiliated investment companies is as follows:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 1,710,805 $ 905,481 $ (132,205)
Growth Equity 2,899,181 1,169,399 495,723
International Equity 92,119 – –
Large Cap Responsible Equity 91,302 – –
Large Cap Value – 61,927 27,329
Small Cap Equity 79,991 31,459 20,430
Stock Index 77,857 2,356,117 1,223,158
Underlying Fund
Investments in funds
held by Nuveen Life
Investments in funds
held by Life Balanced Total
22.1
Balanced 100% – % 100%
22.2
Core Bond 84 16 100
22.3
Core Equity 97 3 100
22.4
Growth Equity 97 3 100
22.5
International Equity 96 4 100
22.6
Large Cap Responsible Equity 100 – 100
22.7
Large Cap Value 94 6 100
22.8
Money Market 100 – 100
22.9
Real Estate Securities Select 98 2 100
23.01
Small Cap Equity 98 2 100
23.01
Stock Index 99 1 100
Issue
Value at
12/31/23 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24 Dividend Income
Capital Gain
Distributions
Balanced
Nuveen Funds:
Core Bond
$ 33,783,255 $ 4,792,570 $ 5,952,485 $ (699,202) $ 323,138 $ 32,247,276 $ 1,289,392 $ –
Core Equity
6,805,089 462,191 2,317,834 402,657 1,052,275 6,404,378 53,825 224,952
Growth Equity
6,615,111 204,970 2,188,394 826,306 825,910 6,283,903 15,998 –
International Equity
6,827,828 814,316 1,341,588 142,827 (30,273) 6,413,110 144,673 –
Large Cap Value
5,639,885 849,786 1,559,086 252,185 73,875 5,256,645 89,684 369,474
Real Estate Securities
Select
1,357,874 325,112 440,286 26,229 14,652 1,283,581 35,509 –
Small Cap Equity
1,348,371 147,913 421,414 71,620 114,819 1,261,309 11,908 14,432
Stock Index
5,439,065 202,340 1,510,733 760,574 249,238 5,140,484 73,172 79,650
$67,816,478 $7,799,198 $15,731,820 $1,783,196 $2,623,634 $64,290,686 $1,714,161 $688,508

Notes to Financial Statements
(continued)

10. Line of Credit
The Funds (other than Money Market) participated in a $1 billion unsecured revolving credit facility that could be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts and mutual funds at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
During June 2024, the Funds (other than Balanced and Money Market) along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity
(and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
There were no borrowings under this credit facility by the Funds during the current fiscal period.

Important Tax Information

(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
22.1
Balanced $ 1,617,815
22.2
Core Bond –
22.3
Core Equity 3,303,549
22.4
Growth Equity –
22.5
International Equity –
22.6
Large Cap Responsible Equity 4,225,408
22.7
Large Cap Value 4,221,551
22.8
Money Market 41
22.9
Real Estate Securities Select –
23.01
Small Cap Equity 737,028
23.01
Stock Index 12,115,850
Fund Percentage
22.1
Balanced 6.8%
22.2
Core Bond 0.1
22.3
Core Equity 44.2
22.4
Growth Equity 100.0
22.5
International Equity —
22.6
Large Cap Responsible Equity 65.4
22.7
Large Cap Value 58.1
22.8
Money Market —
22.9
Real Estate Securities Select —
23.01
Small Cap Equity 81.4
23.01
Stock Index 84.9
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
22.1
Balanced $ — $ — $ — $ —
22.2
Core Bond — — — —
22.3
Core Equity — — — —
22.4
Growth Equity — — — —
22.5
International Equity 4,161,787 0.26840 349,491 0.02254
22.6
Large Cap Responsible Equity — — — —
22.7
Large Cap Value — — — —
22.8
Money Market — — — —
22.9
Real Estate Securities Select — — — —
23.01
Small Cap Equity — — — —
23.01
Stock Index — — — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-842-2252 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Life Funds

Date: March 7, 2025	By:	/s/Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)